                                                      SEMI-ANNUAL REPORT

       SEMI-ANNUAL REPORT



       (PHOTO OF COMPASS)

June 30, 2002



       Classes R and S



       DOMESTIC EQUITY INDEX PORTFOLIOS
       ING VP Index Plus LargeCap Portfolio
       ING VP Index Plus MidCap Portfolio
       ING VP Index Plus SmallCap Portfolio

       GENERATION PORTFOLIOS
       ING VP Ascent Portfolio
       ING VP Crossroads Portfolio
       ING VP Legacy Portfolio




                                                           [ING FUNDS LOGO]
                                               (formerly the Aetna Funds)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


President's Letter......................................    1
Portfolio Managers' Reports:
  Domestic Equity Index Portfolios......................    2
  Generation Portfolios.................................    8
Index Descriptions......................................   14
Statements of Assets and Liabilities....................   15
Statements of Operations................................   16
Statements of Changes in Net Assets.....................   17
Financial Highlights....................................   20
Notes to Financial Statements...........................   26
Portfolios of Investments...............................   34
Shareholder Meeting Information.........................   64
Director/Trustee and Officer Information................   65

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to present the June 30, 2002 Semi-Annual Report for the ING Domestic Equity Index Portfolios and Generation Portfolios (formerly the Aetna Variable Portfolios, collectively, the "Portfolios").

There have been some very important changes that have occurred over the past several months regarding the Portfolios. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Variable Portfolios.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Variable Portfolios into the Pilgrim Funds and renamed the entire fund complex, ING Funds. Concurrent with the merger of operations, ING Investments, LLC became the adviser to all of the portfolios within the Aetna Variable Portfolios and Aeltus Investment Management became the sub-adviser to all of the portfolios with the exception of the ING VP Technology Portfolio (formerly, Aetna Technology VP) which will continue to be sub-advised by AIC Asset Management, LLC (formerly, Elijah Asset Management, LLC).

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open-and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

(-s- James M. Hennessy)
James M. Hennessy
President
ING Funds Services, LLC

July 15, 2002

ING VP INDEX PLUS LARGECAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus LargeCap Portfolio (formerly Aetna Index Plus Large Cap VP) (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P 500.

MARKET OVERVIEW: The S&P 500 retested its September 11, 2001 lows, losing 13.16% in the six-month period ended June 30, 2002 as investors reacted strongly to accounting quality concerns, earnings disappointments, continued threats of terrorism, and worries about a weakening dollar and its effect on the interest of overseas investors in our equity markets. The pressure on the market, we believe, was largely psychological as the U.S. economy continued to show strength, especially in the manufacturing and housing sectors. Also, overseas equity markets mimicked the U.S. equity market -- sharp losses around the world argue against parochial explanations of U.S. market behavior.

The defensive mood of investors was reflected in sector performance: higher growth sectors such as information technology and telecommunication services were the worst performers in the period. The best performing sectors were the materials and energy sectors.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -12.41% compared to -13.16% for the S&P 500 Index.

PORTFOLIO SPECIFICS: The Portfolio outperformed the S&P 500 during the period due to successful individual security selection. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratios, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Good individual security selection occurred primarily within the telecommunication services, consumer discretionary and industrials sectors. Within the telecommunication services sector, Portfolio performance benefited from underweights in WorldCom and Qwest Communications. An underweight in AOL and an underweight in Tyco within the consumer discretionary and industrials sectors respectively added to the account's outperformance during the period.

Positive performance due to individual security selection was partially offset by the adverse impact of the account's sector allocation. Overweights in the information technology and an underweight in the energy sector were responsible for this adverse impact.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the consumer discretionary, financials and consumer staples sectors, and towards lower weightings in industrials and information technology. Currently, our largest overweight is in the information technology sector and our largest underweight is in the healthcare sector.

The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth occurs globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats.

What may not change for the foreseeable future is the return to the market's emphasis on individual company fundamentals. Measurement of fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

                                            ING VP INDEX PLUS LARGECAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                           AVERAGE ANNUAL TOTAL RETURNS
                        FOR THE PERIODS ENDED JUNE 30, 2002
               -----------------------------------------------------
                                   SINCE INCEPTION   SINCE INCEPTION
                                     OF CLASS R        OF CLASS S
               1 YEAR    5 YEARS       9/16/96           7/16/01
               ------    -------       -------           -------
Class R        -17.78%    4.40%         8.98%                 --
Class S             --       --            --            -17.27%
S&P 500 Index  -17.99%    3.66%         8.09%(1)         -17.17%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus LargeCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 10/01/96.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

ING VP INDEX PLUS MIDCAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus MidCap Portfolio (formerly Aetna Index Plus Mid Cap
VP) (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P MidCap 400.

MARKET OVERVIEW: The S&P MidCap 400 lost 3.21% in the six-month period ended June 30, 2002, as investors reacted strongly to accounting quality concerns, earnings disappointments, continued threats of terrorism, and worries about a weakening dollar and its effect on the interest of overseas investors in our equity markets. The pressure on the market, we believe, was largely psychological as the U.S. economy continued to show strength, especially in the manufacturing and housing sectors. Also, overseas equity markets mimicked the U.S. equity market -- sharp losses around the world argue against parochial explanations of U.S. market behavior.

The defensive mood of investors was reflected in sector performance: higher growth sectors such as information technology and telecommunication services were the worst performers in the period. The best performing sectors were the energy and consumer staples sectors.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a total return of -1.26% compared to -3.21% for the S&P MidCap 400 Index.

PORTFOLIO SPECIFICS: The Portfolio outperformed the S&P MidCap 400 during the period primarily due to successful individual security selection. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratios, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Good individual security selection occurred primarily within the information technology and health care sectors. Within the information technology sector, fund performance benefited from an overweight in Electronic Arts and an underweight in McDATA Corp., Sepracor and IVAX Corp. within the healthcare sector added to the Portfolio's outperformance during the period.

Positive performance due to individual security selection in these sectors was partially offset by ineffective security selection within the energy sector due to an underweight in Weatherford International and an overweight in Valero Energy Corp.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the consumer discretionary sector, and, towards a lower weighting in financials. Currently, our largest overweight is in the consumer discretionary sector and our largest underweight is in the industrials sector.

The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth occurs globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats.

What may not change for the foreseeable future is the return to the market's emphasis on individual company fundamentals. Measurement of fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

                                              ING VP INDEX PLUS MIDCAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                      AVERAGE ANNUAL TOTAL RETURNS
                                  FOR THE PERIODS ENDED JUNE 30, 2002
                         ------------------------------------------------------
                                        SINCE INCEPTION         SINCE INCEPTION
                                          OF CLASS R              OF CLASS S
                         1 YEAR            12/16/97                 7/16/01
                         ------            --------                 -------
Class R                  -2.55%             13.20%                      --
Class S                      --                 --                  -0.37%
S&P MidCap 400 Index     -4.72%             10.15%(1)                1.10%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus MidCap Portfolio against the S&P MidCap 400 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

ING VP INDEX PLUS SMALLCAP PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Douglas Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING VP Index Plus SmallCap Portfolio (formerly Aetna Index Plus Small Cap VP) (the "Portfolio") seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600), while maintaining a market level of risk by investing at least 80% of its assets in stocks included in the S&P SmallCap 600.

MARKET OVERVIEW: The S&P SmallCap 600 lost 0.02% in the six-month period ended June 30, 2002, as investors reacted strongly to accounting quality concerns, earnings disappointments, continued threats of terrorism, and worries about a weakening dollar and its effect on the interest of overseas investors in our equity markets. The pressure on the market, we believe, was largely psychological as the U.S. economy continued to show strength, especially in the manufacturing and housing sectors. Also, overseas equity markets mimicked the U.S. equity market -- sharp losses around the world argue against parochial explanations of U.S. market behavior. The defensive mood of investors was reflected in sector performance: higher growth sectors such as information technology and telecommunication services were the worst performers. The best performing sectors were the materials and consumer staples sectors.

PERFORMANCE: For the six-month period ended June 30, 2002, the Portfolio's Class R shares, excluding any charges, provided a return of 0.52%, compared to -0.02% for the S&P SmallCap 600 Index.

PORTFOLIO SPECIFICS: The Portfolio outperformed the S&P SmallCap 600 during the period primarily due to successful individual security selection. The fundamental factors we use to evaluate stocks -- such as P/E (price/earnings) ratios, free cashflow to price, analyst estimate diffusion and capital expenditure intensity -- were all effective as investors renewed their focus on earnings and earnings quality.

Effective security selection by the quantitative model we use to manage the Portfolio was primarily responsible for its outperformance during the quarter. Good individual security selection occurred primarily within the information technology and industrial sectors. Within the information technology sector, Portfolio performance benefited from underweight positions in Read-Rite Corp. and Microsemi Corp. An underweight position in both Frontier Airlines and Mobil Mini, Inc. within the industrial sector added to the Portfolio's outperformance during the period. Individual security selection was ineffective within the utilities sector as our overweight in Avista Corp. and our underweight in American States Water Corp. hurt performance.

Positive performance due to individual security selection was enhanced by the impact of the Portfolio's sector allocation. An underweight in information technology and the Portfolio's modest cash position benefited performance during the period.

Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Portfolio towards greater weightings in the industrial and consumer discretionary sectors, and, towards lower weightings in consumer staple and energy sectors. Currently our largest overweight is in the consumer discretionary sector and our largest underweight is in the energy sector.

MARKET OUTLOOK: The U.S. economy, which is the ultimate source of U.S. corporate earnings growth, appears to be expanding. Eventually the growing gap between healthy economic growth and weak financial markets must be resolved. As economic growth occurs globally, not just here in the U.S., we believe strong earnings growth may prevail over the host of negative psychological influences on our markets. Now that attention is being turned to accounting quality, accounting integrity should improve. The weaker dollar is a boon for U.S. exporters and may allow greater domestic pricing power as imported goods become more expensive. While the risks of terrorism can never be eliminated, the national focus on fighting this threat should serve to reduce future threats. What may not change for the foreseeable future is the return to the market's emphasis on individual company fundamentals. Measurement of fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

                                            ING VP INDEX PLUS SMALLCAP PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                               AVERAGE ANNUAL TOTAL RETURNS
                           FOR THE PERIODS ENDED JUNE 30, 2002
                        ------------------------------------------
                                 SINCE INCEPTION   SINCE INCEPTION
                                   OF CLASS R        OF CLASS S
                        1 YEAR      12/19/97           7/16/01
                        ------      --------           -------
Class R                 0.52%         5.76%                --
Class S                    --            --             3.65%
S&P SmallCap 600 Index  0.27%         6.39%(1)          1.98%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Plus SmallCap Portfolio against the S&P SmallCap 600 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 01/01/98.

(2) Since inception performance for the index is shown from 08/01/01.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 14.

ING VP ASCENT PORTFOLIO
ING VP CROSSROADS PORTFOLIO
ING VP LEGACY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM: Neil Kochen, Executive Vice President and Chief Investment Officer, Steven Huber, Senior Vice President and Director of Fixed Income, Aeltus Investment Management, Inc.

GOAL: The ING VP Ascent Portfolio (formerly Aetna Ascent VP) ("VP Ascent") seeks to provide capital appreciation. The ING VP Crossroads Portfolio (formerly Aetna Crossroads VP) ("VP Crossroads") seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The ING VP Legacy Portfolio (formerly Aetna Legacy VP) ("VP Legacy") seeks to provide total return consistent with preservation of capital.

VP Ascent, VP Crossroads and VP Legacy are asset allocation funds that have been designed for investors with different investment goals:

- VP Ascent is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

- VP Crossroads is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

- VP Legacy is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

MARKET OVERVIEW: Performance for the U.S. stock market was negative for the six-month period ended June 30, 2002. Small- and mid-cap stocks suffered the least, with the Russell 2000 Small Cap Index and the S&P MidCap 400 Index down 4.70% and 3.21%, respectively. Large-cap stocks were down further, with the S&P 500 Index losing 13.16% and the Dow Jones Industrial Average down 7.77%. The S&P 500 Index sectors showing positive returns for the period were materials, consumer staples and energy, while sectors such as telecom services and technology saw notable negative returns. Bonds, as measured by the Lehman Brothers Aggregate Bond Index, rose 3.79%. Overseas markets were mostly lower with the MSCI Europe, Australia and Far East (EAFE) Index down 1.38%.

Driving this performance were a variety of factors, notably: uncertainty as to the state of the economy and later in the period, the strength of the economic recovery; unease surrounding corporate accounting, unearthed first by the Enron/Arthur Andersen incident and extended by further disclosures by firms in many industries; lack of confidence in the recovery of corporate profits; concerns over equity valuations; and, anxiety over Middle East violence and increased tensions between India and Pakistan.

PERFORMANCE: For the six-month period ended June 30, 2002, the VP Ascent, VP Crossroads and VP Legacy Portfolios, excluding any charges, provided total returns of -3.53%, -2.19%, and -0.58%, respectively, compared to their benchmarks, the Russell 3000 Index (VP Ascent and VP Crossroads) and the Salomon Smith Barney Broad Investment-Grade Bond Index (VP Legacy) which returned -12.24% and 3.59%, respectively.

PORTFOLIO SPECIFICS: Performance was hurt by an overweight in domestic stocks and an underweight in fixed income securities. Strong security selection in domestic stocks helped performance, while adverse allocation and security selection in international equities hurt performance. Real estate securities, though comprising a small portion of each Portfolio, added to returns as this was the best performing asset class of the group.

While strong security selection was the main driver of outperformance in the large-, small- and mid-cap stock components of the Portfolios, sector allocation offset this positive performance somewhat. Security selection was particularly effective in the large-cap technology and industrial sectors and the small- and mid-cap healthcare and financial sectors, but counterproductive in small- and mid-cap energy and utilities.

The international component underperformed its benchmark index for the period, primarily due to adverse security selection but also due to overweights in the technology and telecom sectors. Positive security selection in the real estate component added to performance.

Stocks that helped performance included: Homebuilder NRV, Inc. (Consumer Discretionary sector -- Mid Cap) and Lockheed Martin (Aerospace & Defense sector -- Large Cap). Stocks that detracted from performance were Intel (Technology sector -- Large Cap) and Telewest Communications (Telecommunications sector -- International).

The Portfolio's underlying bond component underperformed the Lehman Brothers Aggregate Bond Index due to adverse corporate issue selection as several industrial issues, primarily in the telecom sector, performed poorly. These credits were negatively impacted by accounting concerns and the downgrade to below investment grade of WorldCom, Inc., a telecom company held in the portfolio through the early portion of the second quarter and subsequently sold. The Portfolio's overweighting of mortgage-backed securities (MBS) benefited performance as MBS outperformed Treasuries during this period.

                                                         ING VP ASCENT PORTFOLIO
                                                     ING VP CROSSROADS PORTFOLIO
                                                         ING VP LEGACY PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


MARKET OUTLOOK: In devising our market outlook, we focus on the relative strength of the economic recovery and the rebound of corporate profits. The economy appears to be on more solid footing than it was in late 2001, with improvements in Gross Domestic Product (GDP), consumer confidence, and in the industrial sector. On top of those positives, we continue to benefit from low inflation, stimulative fiscal policy and a Fed fund's rate that remains at a 40 year low with only modest potential increases on the horizon. Other elements of the economy are more troubling, with unemployment on the rise, oil and other commodities volatile, and retail sales which, while still improving, are exhibiting a diminished rate of growth.

On top of continued economic uncertainty are the issues of geopolitical uncertainty, questionable corporate governance and what some consider to be high equity valuations. All this has lead to an apparent investor paralysis, a condition in which a lack of vision (or conviction) causes investors to sit on the sidelines until the future can be seen a little more clearly.

This seemingly directionless market phase may continue until the fog lifts and some of these non-economic issues get resolved. But the economy appears to be in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth may be quite desirable for financial markets. We continue to see opportunities in selected sectors, just as we have for the past six months. We will continue to try to exploit those opportunities using the disciplined method of security selection that we believe has served us well in the past.

ING VP ASCENT PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                       AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED JUNE 30, 2002
                              -----------------------------------------------
                                                              SINCE INCEPTION
                                                                OF CLASS R
                              1 YEAR          5 YEARS             7/5/95
                              ------          -------             ------
Class R                        -9.76%          1.84%               7.47%
Russell 3000 Index            -17.24%          3.84%              10.31%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Ascent Portfolio against the Russell 3000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 14.

                                                     ING VP CROSSROADS PORTFOLIO

PORTFOLIO
MANAGERS' REPORT
--------------------------------------------------------------------------------


                                       AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED JUNE 30, 2002
                              -----------------------------------------------
                                                              SINCE INCEPTION
                                                                OF CLASS R
                              1 YEAR          5 YEARS             7/5/95
                              ------          -------             ------
Class R                        -6.59%          2.84%               7.22%
Russell 3000 Index            -17.24%          3.84%              10.31%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Crossroads Portfolio against the Russell 3000 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 14.

ING VP LEGACY PORTFOLIO

                                                                       PORTFOLIO
                                                                MANAGERS' REPORT
--------------------------------------------------------------------------------


                                        AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED JUNE 30, 2002
                               ----------------------------------------------
                                                              SINCE INCEPTION
                                                                OF CLASS R
                               1 YEAR         5 YEARS             7/5/95
                               ------         -------             ------
Class R                        -2.38%          4.50%               7.42%
Salomon Smith Barney Broad
  Investment-Grade Bond Index   8.49%          7.55%               7.26%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING VP Index Legacy Portfolio against the Salomon Smith Barney Broad Investment-Grade Bond Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

Performance table does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 07/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany an investment in debt securities.

                See accompanying index descriptions on page 14.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------


The S&P 500 INDEX is a widely recognized index of 500 common stocks.

The S&P MIDCAP 400 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $3.0 billion. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The S&P SMALLCAP 600 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $965 million. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The SALOMON BROAD INDEX (Salomon Smith Barney Broad Investment-Grade Bond Index) is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

      STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                           ING VP            ING VP            ING VP
                                         INDEX PLUS        INDEX PLUS        INDEX PLUS          ING VP            ING VP
                                          LARGECAP           MIDCAP           SMALLCAP           ASCENT          CROSSROADS
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                         ---------         ---------         ---------         ---------         ---------
ASSETS:
Investments in securities at value*    $1,069,078,677    $  256,518,625    $   92,715,278    $  163,254,898    $  151,821,675
Short-term investments at amortized
 cost                                       8,480,000         9,949,000         1,369,000        32,482,476        31,229,967
Cash                                            1,452               987               227               597               258
Cash (collateral for futures)                      --                --                --            48,188            38,663
Foreign currencies at value**                      --                --                --         1,045,505           617,391
Receivables:
 Investment securities sold                55,079,913         9,968,695         5,370,328         9,196,612         6,950,979
 Dividends and interest                     1,150,979           161,076            50,470           349,944           540,319
 Futures variation margin                          --                --                --            18,225            15,300
Prepaid expenses                                2,224               322                78               387               364
Reimbursement due from manager                     --                --                --                --             5,773
                                       --------------    --------------    --------------    --------------    --------------
 Total assets                           1,133,793,245       276,598,705        99,505,381       206,396,832       191,220,689
                                       --------------    --------------    --------------    --------------    --------------
LIABILITIES:
Payable for investment securities
 purchased                                 52,175,214         9,978,142         5,384,390        13,165,212        13,643,065
Payable to affiliates                         344,207            94,029            33,245            97,990            89,864
Other accrued expenses and
 liabilities                                   86,843            27,942            27,783            56,306            51,420
                                       --------------    --------------    --------------    --------------    --------------
 Total liabilities                         52,606,264        10,100,113         5,445,418        13,319,508        13,784,349
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS                             $1,081,186,981    $  266,498,592    $   94,059,963    $  193,077,324    $  177,436,340
                                       ==============    ==============    ==============    ==============    ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                        $1,519,024,232    $  276,742,367    $   94,325,415    $  210,075,344    $  185,772,254
Accumulated net investment income           8,474,543         1,547,557           198,592         4,259,773         5,826,725
Accumulated net realized loss on
 investments, futures contracts and
 foreign currencies                      (346,732,171)       (3,050,315)         (377,632)      (23,714,637)      (17,305,443)
Net unrealized appreciation
 (depreciation) of investments,
 futures contracts and foreign
 currencies                               (99,579,623)       (8,741,017)          (86,412)        2,456,844         3,142,804
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS                             $1,081,186,981    $  266,498,592    $   94,059,963    $  193,077,324    $  177,436,340
                                       ==============    ==============    ==============    ==============    ==============
---------------
*Cost of securities                    $1,168,658,300    $  265,259,642    $   92,801,690    $  160,823,907    $  148,694,986
**Cost of foreign currencies           $           --    $           --    $           --    $    1,025,344    $      605,216
CLASS R:
 Net assets                            $1,078,761,072    $  262,334,378    $   91,161,208    $  193,077,324    $  177,436,340
 Shares authorized                      2,000,000,000     2,000,000,000     2,000,000,000     2,000,000,000     2,000,000,000
 Par value                             $        0.001    $        0.001    $        0.001    $        0.001    $        0.001
 Shares outstanding                        88,882,762        19,613,840         7,818,799        15,700,278        14,738,201
 Net asset value and redemption price
   per share                           $        12.14    $        13.37    $        11.66    $        12.30    $        12.04
CLASS S:
 Net assets                            $    2,425,909    $    4,164,214    $    2,898,755               n/a               n/a
 Shares authorized                        100,000,000       100,000,000       100,000,000               n/a               n/a
 Par value                             $        0.001    $        0.001    $        0.001               n/a               n/a
 Shares outstanding                           200,162           312,069           249,304               n/a               n/a
 Net asset value and redemption price
   per share                           $        12.12    $        13.34    $        11.63               n/a               n/a


                                           ING VP
                                           LEGACY
                                         PORTFOLIO
                                         ---------
ASSETS:
Investments in securities at value*    $  108,320,612
Short-term investments at amortized
 cost                                      29,753,476
Cash                                              100
Cash (collateral for futures)                      --
Foreign currencies at value**                 319,043
Receivables:
 Investment securities sold                 3,829,027
 Dividends and interest                       633,740
 Futures variation margin                          --
Prepaid expenses                                  273
Reimbursement due from manager                  9,994
                                       --------------
 Total assets                             142,866,265
                                       --------------
LIABILITIES:
Payable for investment securities
 purchased                                 12,961,877
Payable to affiliates                          65,322
Other accrued expenses and
 liabilities                                   41,955
                                       --------------
 Total liabilities                         13,069,154
                                       --------------
NET ASSETS                             $  129,797,111
                                       ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                        $  128,752,880
Accumulated net investment income           5,788,736
Accumulated net realized loss on
 investments, futures contracts and
 foreign currencies                        (7,418,248)
Net unrealized appreciation
 (depreciation) of investments,
 futures contracts and foreign
 currencies                                 2,673,743
                                       --------------
NET ASSETS                             $  129,797,111
                                       ==============
---------------
*Cost of securities                    $  105,652,433
**Cost of foreign currencies           $      314,111
CLASS R:
 Net assets                            $  129,797,111
 Shares authorized                      2,000,000,000
 Par value                             $        0.001
 Shares outstanding                        10,885,112
 Net asset value and redemption price
   per share                           $        11.92
CLASS S:
 Net assets                                       n/a
 Shares authorized                                n/a
 Par value                                        n/a
 Shares outstanding                               n/a
 Net asset value and redemption price
   per share                                      n/a

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                           ING VP           ING VP         ING VP
                                         INDEX PLUS       INDEX PLUS     INDEX PLUS       ING VP         ING VP         ING VP
                                          LARGECAP          MIDCAP        SMALLCAP        ASCENT       CROSSROADS       LEGACY
                                          PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ---------       ---------       ---------      ---------      ---------      ---------
INVESTMENT INCOME:
 Dividends, net of foreign taxes*       $   8,294,755    $  1,082,085    $   264,006    $ 1,229,152    $   959,900    $   557,296
 Interest                                     182,904         104,502         25,868        551,092      1,161,219      1,405,535
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Total investment income                  8,477,659       1,186,587        289,874      1,780,244      2,121,119      1,962,831
                                        -------------    ------------    -----------    -----------    -----------    -----------
EXPENSES:
 Investment management fees                 2,013,358         440,911        145,420        590,637        540,902        387,677
 Distribution and service fees:
   Class S                                      2,159           3,279          2,378             --             --             --
 Transfer agent fees                            4,876           4,790          4,819          1,573          1,572          1,574
 Administrative and service fees              373,806          69,637         22,720         63,817         58,477         41,904
 Shareholder reporting fees                    44,500          10,022          4,003         11,237         10,174          8,043
 Professional fees                             13,534          10,027          9,740         11,443         11,295         10,928
 Custody and accounting fees                   67,427          22,311         24,168         53,607         44,653         34,631
 Directors' fees                               19,689           3,237            847          3,258          3,077          2,339
 Insurance fees                                 4,064             600            157            700            669            508
 Miscellaneous fees                            11,491           1,236            849            437          1,721          1,194
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Total expenses                           2,554,904         566,050        215,101        736,709        672,540        488,798
Less:
 Waived and reimbursed fees                        --              --         10,394          5,217         41,676         68,934
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Net expenses                             2,554,904         566,050        204,707        731,492        630,864        419,864
                                        -------------    ------------    -----------    -----------    -----------    -----------
 Net investment income                      5,922,755         620,537         85,167      1,048,752      1,490,255      1,542,967
                                        -------------    ------------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
 Investments                              (65,910,840)      6,615,378        429,793      1,466,844      1,434,449      1,265,736
 Futures and forward foreign currency
   exchange contracts                              --              --             --       (126,451)      (102,253)        (5,303)
 Foreign currency related transactions             --              --             --        275,591        156,127         60,294
                                        -------------    ------------    -----------    -----------    -----------    -----------
   Net realized gain (loss) on
     investments, futures and foreign
     currencies                           (65,910,840)      6,615,378        429,793      1,615,984      1,488,323      1,320,727
                                        -------------    ------------    -----------    -----------    -----------    -----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments                              (92,497,806)    (15,931,933)    (2,703,411)    (9,878,898)    (7,034,373)    (3,586,516)
 Futures and forward foreign currency
   exchange contracts                              --              --             --         (3,078)        (4,014)         1,484
 Foreign currency related transactions             --              --             --         10,673         (2,119)        (1,487)
                                        -------------    ------------    -----------    -----------    -----------    -----------
 Net change in unrealized depreciation
   on investments, futures and foreign
   currencies                             (92,497,806)    (15,931,933)    (2,703,411)    (9,871,303)    (7,040,506)    (3,586,519)
                                        -------------    ------------    -----------    -----------    -----------    -----------
 Net realized and unrealized loss on
   investments, futures and foreign
   currencies                            (158,408,646)     (9,316,555)    (2,273,618)    (8,255,319)    (5,552,183)    (2,265,792)
                                        -------------    ------------    -----------    -----------    -----------    -----------
DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                             $(152,485,891)   $ (8,696,018)   $(2,188,451)   $(7,206,567)   $(4,061,928)   $  (722,825)
                                        =============    ============    ===========    ===========    ===========    ===========
---------------
* Foreign taxes                         $      45,630    $         --    $       205    $    21,659    $    14,094    $     4,276

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                                                                       ING VP INDEX PLUS MIDCAP
                                                             ING VP INDEX PLUS LARGECAP PORTFOLIO             PORTFOLIO
                                                             ------------------------------------    ----------------------------
                                                                SIX MONTHS             YEAR           SIX MONTHS         YEAR
                                                                  ENDED               ENDED             ENDED           ENDED
                                                                 JUNE 30,          DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                                                   2002                2001              2002            2001
                                                                   ----                ----              ----            ----
FROM OPERATIONS:
Net investment income                                         $    5,922,755      $   12,312,916     $    620,537    $    928,543
Net realized gain (loss) on investments                          (65,910,840)       (236,607,644)       6,615,378      (7,350,158)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (92,497,806)         45,469,789      (15,931,933)      6,351,067
                                                              --------------      --------------     ------------    ------------
Net decrease in net assets resulting from operations            (152,485,891)       (178,824,939)      (8,696,018)        (70,548)
                                                              --------------      --------------     ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                                 --         (10,829,875)              --        (283,742)
  Class S                                                                 --              (4,161)              --              --
Net realized gain from investments:
  Class R                                                                 --         (39,234,538)              --      (7,581,758)
                                                              --------------      --------------     ------------    ------------
Total distributions                                                       --         (50,068,574)              --      (7,865,500)
                                                              --------------      --------------     ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 104,896,942         257,988,766      114,248,728      86,975,345
Shares resulting from dividend reinvestments                              --          50,068,574               --       7,865,500
                                                              --------------      --------------     ------------    ------------
                                                                 104,896,942         308,057,340      114,248,728      94,840,845
Cost of shares redeemed                                          (37,938,105)       (161,217,631)      (1,547,389)    (19,138,474)
                                                              --------------      --------------     ------------    ------------
Net increase in net assets resulting from capital share
  transactions                                                    66,958,837         146,839,709      112,701,339      75,702,371
                                                              --------------      --------------     ------------    ------------
Net increase (decrease) in net assets                            (85,527,054)        (82,053,804)     104,005,321      67,766,323
NET ASSETS:
Beginning of period                                            1,166,714,035       1,248,767,839      162,493,271      94,726,948
                                                              --------------      --------------     ------------    ------------
End of period                                                 $1,081,186,981      $1,166,714,035     $266,498,592    $162,493,271
                                                              ==============      ==============     ============    ============
Accumulated net investment income at end of period            $    8,474,543      $    2,551,788     $  1,547,557    $    927,020
                                                              ==============      ==============     ============    ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                              ING VP INDEX PLUS SMALLCAP
                                                                       PORTFOLIO               ING VP ASCENT PORTFOLIO
                                                              ---------------------------    ----------------------------
                                                              SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                                                 ENDED          ENDED           ENDED           ENDED
                                                               JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                                                 2002            2001            2002            2001
                                                                 ----            ----            ----            ----
FROM OPERATIONS:
Net investment income                                         $    85,167    $    113,592    $  1,048,752    $  3,167,783
Net realized gain (loss) on investments, futures and foreign
  currencies                                                      429,793           8,885       1,615,984     (23,664,256)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                  (2,703,411)      1,056,522      (9,871,303)     (4,956,716)
                                                              -----------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                   (2,188,451)      1,178,999      (7,206,567)    (25,453,189)
                                                              -----------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                              --         (42,802)             --      (3,364,099)
Net realized gain from investments:
  Class R                                                              --      (1,601,538)             --              --
                                                              -----------    ------------    ------------    ------------
Total distributions                                                    --      (1,644,340)             --      (3,364,099)
                                                              -----------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                               53,328,795      43,889,462       9,336,775      15,448,497
Shares resulting from dividend reinvestments                           --       1,644,340              --       3,364,099
                                                              -----------    ------------    ------------    ------------
                                                               53,328,795      45,533,802       9,336,775      18,812,596
Cost of shares redeemed                                        (4,317,366)    (18,315,219)     (6,090,555)     (9,277,038)
                                                              -----------    ------------    ------------    ------------
Net increase in net assets resulting from capital share
  transactions                                                 49,011,429      27,218,583       3,246,220       9,535,558
                                                              -----------    ------------    ------------    ------------
Net increase (decrease) in net assets                          46,822,978      26,753,242      (3,960,347)    (19,281,730)
NET ASSETS:
Beginning of period                                            47,236,985      20,483,743     197,037,671     216,319,401
                                                              -----------    ------------    ------------    ------------
End of period                                                 $94,059,963    $ 47,236,985    $193,077,324    $197,037,671
                                                              ===========    ============    ============    ============
Accumulated net investment income at end of period            $   198,592    $    113,425    $  4,259,773    $  3,211,021
                                                              ===========    ============    ============    ============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                              ING VP CROSSROADS PORTFOLIO     ING VP LEGACY PORTFOLIO
                                                              ---------------------------   ---------------------------
                                                               SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                                 ENDED          ENDED          ENDED          ENDED
                                                                JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                  2002           2001           2002           2001
                                                                  ----           ----           ----           ----
FROM OPERATIONS:
Net investment income                                         $  1,490,255   $  4,355,038   $  1,542,967   $  4,244,633
Net realized gain (loss) on investments, futures and foreign
  currencies                                                     1,488,323    (17,126,841)     1,320,727     (8,249,662)
Net change in unrealized appreciation (depreciation) of
  investments, futures and foreign currencies                   (7,040,506)      (715,053)    (3,586,519)       897,758
                                                              ------------   ------------   ------------   ------------
Net decrease in net assets resulting from operations            (4,061,928)   (13,486,856)      (722,825)    (3,107,271)
                                                              ------------   ------------   ------------   ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class R                                                               --     (4,762,539)            --     (4,740,661)
                                                              ------------   ------------   ------------   ------------
Net realized gain from investments:
  Class R                                                               --             --             --       (954,916)
                                                              ------------   ------------   ------------   ------------
Total distributions                                                     --     (4,762,539)            --     (5,695,577)
                                                              ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 8,589,291     15,615,825      8,370,290     20,759,281
Shares resulting from dividend reinvestments                            --      4,762,539             --      5,695,577
                                                              ------------   ------------   ------------   ------------
                                                                 8,589,291     20,378,364      8,370,290     26,454,858
Cost of shares redeemed                                         (8,387,317)    (9,942,012)    (7,848,749)   (16,032,464)
                                                              ------------   ------------   ------------   ------------
Net increase in net assets resulting from capital share
  transactions                                                     201,974     10,436,352        521,541     10,422,394
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                           (3,859,954)    (7,813,043)      (201,284)     1,619,546
NET ASSETS:
Beginning of period                                            181,296,294    189,109,337    129,998,395    128,378,849
                                                              ------------   ------------   ------------   ------------
End of period                                                 $177,436,340   $181,296,294   $129,797,111   $129,998,395
                                                              ============   ============   ============   ============
Accumulated net investment income (loss) at end of period     $  5,826,725   $  4,336,470      5,788,736   $  4,245,769
                                                              ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

ING VP INDEX PLUS LARGECAP PORTFOLIO (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                      CLASS R
                                                          ----------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                    YEAR ENDED DECEMBER 31,
                                                           JUNE 30,    ---------------------------------------------------
                                                             2002        2001        2000        1999      1998     1997
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $       13.86        16.73       20.87       17.59    14.02    10.91
 Income from investment operations:
 Net investment income                                $        0.06         0.15        0.13        0.12     0.12     0.10*
 Net realized and unrealized gain (loss) on
 investments                                          $       (1.78)       (2.40)      (1.99)       4.09     4.30     3.60
 Total from investment operations                     $       (1.72)       (2.25)      (1.86)       4.21     4.42     3.70
 Less distributions from:
 Net investment income                                $          --         0.13        0.14        0.10     0.12     0.10
 Net realized gain on investments                     $          --         0.49        2.14        0.83     0.73     0.49
 Total distributions                                  $          --         0.62        2.28        0.93     0.85     0.59
 Net asset value, end of period                       $       12.14        13.86       16.73       20.87    17.59    14.02
 TOTAL RETURN(2):                                     %      (12.41)      (13.62)      (9.41)      24.30    31.60    33.89
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $   1,078,761    1,165,893   1,248,768   1,162,472  496,059  132,517
 Ratios to average net assets:
 Expenses(3)                                          %        0.45         0.45        0.44        0.45     0.46     0.50
 Net investment income(3)                             %        1.04         1.05        0.73        0.78     1.07     1.38
 Portfolio turnover rate                              %          76          125         111          88       99       77
--------------------------------------------------------------------------------------------------------------------------

                                                                CLASS S
                                                     ------------------------------
                                                     SIX MONTHS       JULY 16,
                                                       ENDED         2001(1) TO
                                                      JUNE 30,      DECEMBER 31,
                                                        2002            2001
---------------------------------------------------  ------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   13.86           14.80
 Income from investment operations:
 Net investment income                                   0.08              --
 Net realized and unrealized gain (loss) on
 investments                                            (1.82)          (0.83)*
 Total from investment operations                       (1.74)          (0.83)
 Less distributions from:
 Net investment income                                     --            0.11
 Net realized gain on investments                          --              --
 Total distributions                                       --            0.11
 Net asset value, end of period                         12.12           13.86
 TOTAL RETURN(2):                                      (12.55)          (5.56)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      2,426             821
 Ratios to average net assets:
 Expenses(3)                                             0.70            0.69
 Net investment income(3)                                0.82            0.80
 Portfolio turnover rate                                   76             125
-----------------------------------------------------------------------------------------------------

(1)Commencement of offering of shares.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                  ING VP INDEX PLUS MIDCAP PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R                                       CLASS S
                                        -------------------------------------------------------------   -------------------------
                                        SIX MONTHS                                       DECEMBER 19,   SIX MONTHS     JULY 16,
                                          ENDED           YEAR ENDED DECEMBER 31,         1997(1) TO      ENDED       2001(6) TO
                                         JUNE 30,    ---------------------------------   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                           2002       2001      2000     1999    1998        1997          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                            $       13.54       14.67    12.40    12.20   10.34      10.00         13.52         13.58
 Income from investment
 operations:
 Net investment income (loss)      $        0.00(5)     0.07     0.04     0.06    0.07       0.01*        (0.01)           --
 Net realized and unrealized
 gain (loss) on investments        $       (0.17)      (0.26)    2.43     1.76    2.42       0.34         (0.17)        (0.06)
 Total from investment
 operations                        $       (0.17)      (0.19)    2.47     1.82    2.49       0.35         (0.18)        (0.06)
 Less distributions from:
 Net investment income             $          --        0.03       --     0.06    0.07       0.01            --            --
 Net realized gain on
 investments                       $          --        0.91     0.20     1.56    0.56         --            --            --
 Total distributions               $          --        0.94     0.20     1.62    0.63       0.01            --            --
 Net asset value, end of period    $       13.37       13.54    14.67    12.40   12.20      10.34         13.34         13.52
 TOTAL RETURN(2):                  %       (1.26)      (1.32)   19.91    15.81   24.30       3.50         (1.33)        (0.44)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                           $     262,334     161,663   94,727   19,244   9,923      7,756         4,164           830
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)               %        0.51        0.55     0.58     0.60    0.60       0.60          0.77          0.80
 Gross expenses prior to expense
 reimbursement(3)                  %        0.51        0.55     0.62     0.80    0.82       0.60          0.77          0.80
 Net investment income after
 expense reimbursement(3)(4)       %        0.57        0.77     0.66     0.68    0.68       1.37          0.31          0.51
 Portfolio turnover rate           %          95         189      154      143     166         --            95           189
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
(5)Amount represents less than $0.01 per share.
(6)Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP INDEX PLUS SMALLCAP PORTFOLIO (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS R                                       CLASS S
                                         ------------------------------------------------------------   -------------------------
                                         SIX MONTHS                                      DECEMBER 16,   SIX MONTHS     JULY 16,
                                           ENDED          YEAR ENDED DECEMBER 31,         1997(1) TO      ENDED       2001(6) TO
                                          JUNE 30,    --------------------------------   DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                            2002       2001     2000     1999    1998        1997          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of
 period                             $       11.60      11.97    10.90     9.86   10.42      10.00         11.58         11.40
 Income from investment
 operations:
 Net investment income              $        0.00(5)    0.02     0.02     0.02    0.04       0.01*         0.00(5)         --
 Net realized and unrealized gain
 (loss) on investments              $        0.06       0.25     1.05     1.04   (0.19)      0.42          0.05          0.18
 Total from investment operations   $        0.06       0.27     1.07     1.06   (0.15)      0.43          0.05          0.18
 Less distributions from:
 Net investment income              $          --       0.02       --     0.02    0.04       0.01            --            --
 Net realized gain on investments   $          --       0.62       --       --    0.37         --            --            --
 Total distributions                $          --       0.64       --     0.02    0.41       0.01            --            --
 Net asset value, end of period     $       11.66      11.60    11.97    10.90    9.86      10.42         11.63         11.58
 TOTAL RETURN(2):                   %        0.52       2.41     9.82    10.79   (1.35)      4.33          0.43          1.58
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period
 (000's)                            $      91,161     46,547   20,484   12,484   7,599      7,817         2,899           690
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                %        0.56       0.60     0.60     0.60    0.60       0.60          0.81          0.85
 Gross expenses prior to expense
 reimbursement(3)                   %        0.59       0.71     0.86     0.90    0.87       0.60          0.84          0.96
 Net investment income after
 expense reimbursement(3)(4)        %        0.24       0.35     0.28     0.28    0.38       1.90          0.00          0.10
 Portfolio turnover rate            %          60        134      142      107     142         --            60           134
---------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.
(2)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(3)Annualized for periods less than one year.
(4)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
(5)Amount represents less than $0.01 per share.
(6)Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                             ING VP ASCENT PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS R
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                       JUNE 30,       -----------------------------------------------------------
                                                         2002          2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $        12.75          14.65        14.92        14.02        14.12        12.62
 Income from investment operations:
 Net investment income                          $         0.06           0.20         0.23         0.39         0.33         0.25*
 Net realized and unrealized gain (loss) on
 investments                                    $        (0.51)         (1.88)       (0.32)        1.56         0.27         2.25
 Total from investment operations               $        (0.45)         (1.68)       (0.09)        1.95         0.60         2.50
 Less distributions from:
 Net investment income                          $           --           0.22         0.06         0.33         0.35         0.34
 Net realized gain on investments               $           --             --         0.12         0.72         0.35         0.66
 Total distributions                            $           --           0.22         0.18         1.05         0.70         1.00
 Net asset value, end of period                 $        12.30          12.75        14.65        14.92        14.02        14.12
 TOTAL RETURN(1):                               %        (3.53)        (11.54)       (0.67)       14.35         4.30        19.90
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $      193,077        197,038      216,319      214,412      207,596      148,810
 Ratios to average net assets:
 Expenses(2)                                    %         0.75           0.74         0.75         0.74         0.75         0.75
 Net investment income(2)                       %         1.07           1.58         1.59         2.31         2.59         2.51
 Portfolio turnover rate                        %          125            247          215          135          104          125
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2)Annualized for periods less than one year.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING VP CROSSROADS PORTFOLIO (UNAUDITED)

                                                                       FINANCIAL
                                                                      HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS R
                                                      ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED DECEMBER 31,
                                                       JUNE 30,       -----------------------------------------------------------
                                                         2002          2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $        12.31          13.58        13.77        13.32        13.09        11.98
 Income from investment operations:
 Net investment income                          $         0.10           0.29         0.35         0.45         0.38         0.30*
 Net realized and unrealized gain (loss) on
 investments                                    $        (0.37)         (1.23)       (0.29)        0.87         0.39         1.79
 Total from investment operations               $        (0.27)         (0.94)        0.06         1.32         0.77         2.09
 Less distributions from:
 Net investment income                          $           --           0.33         0.09         0.36         0.41         0.38
 Net realized gain on investments               $           --             --         0.16         0.51         0.13         0.60
 Total distributions                            $           --           0.33         0.25         0.87         0.54         0.98
 Net asset value, end of period                 $        12.04          12.31        13.58        13.77        13.32        13.09
 TOTAL RETURN(1):                               %        (2.19)         (6.99)        0.41        10.22         5.91        17.57
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $      177,436        181,296      189,109      197,702      193,562      122,990
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                            %         0.70           0.70         0.70         0.74         0.75         0.75
 Gross expenses prior to expense
 reimbursement(2)                               %         0.75           0.74         0.75         0.74         0.75         0.75
 Net investment income after expense
 reimbursement(2)(3)                            %         1.66           2.39         2.53         3.05         3.17         3.20
 Portfolio turnover rate                        %          106            195          213          142          103          103
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2)Annualized for periods less than one year.
(3)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

                                             ING VP LEGACY PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS
--------------------------------------------------------------------------------


Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                        CLASS R
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                          YEAR ENDED DECEMBER 31,
                                                        JUNE 30,       ----------------------------------------------------------
                                                          2002          2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $        11.99          12.84        12.49        12.37        12.10       11.25
 Income from investment operations:
 Net investment income                           $         0.14           0.38         0.49         0.52         0.41        0.36*
 Net realized and unrealized gain (loss) on
 investments                                     $        (0.21)         (0.68)        0.11         0.34         0.43        1.26
 Total from investment operations                $        (0.07)         (0.30)        0.60         0.86         0.84        1.62
 Less distributions from:
 Net investment income                           $           --           0.46         0.11         0.41         0.41        0.39
 Net realized gain on investments                $           --           0.09         0.14         0.33         0.16        0.38
 Total distributions                             $           --           0.55         0.25         0.74         0.57        0.77
 Net asset value, end of period                  $        11.92          11.99        12.84        12.49        12.37       12.10
 TOTAL RETURN(1):                                %        (0.58)         (2.37)        4.81         7.10         6.94       14.50
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $      129,797        129,998      128,379      131,207      148,526      81,650
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(2)(3)                             %         0.65           0.65         0.65         0.75         0.76        0.75
 Gross expenses prior to expense
 reimbursement(2)                                %         0.76           0.76         0.76         0.75         0.76        0.75
 Net investment income after expense
 reimbursement(2)(3)                             %         2.40           3.30         3.81         3.75         3.81        3.75
 Portfolio turnover rate                         %           87            155          180          140          104          85
---------------------------------------------------------------------------------------------------------------------------------

(1)Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value. Total return for less than one year is not annualized.
(2)Annualized for periods less than one year.
(3)The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 -- ORGANIZATION

Organization. The ING Variable Portfolios, Inc. (formerly Aetna Variable Portfolios, Inc.) and the ING Generation Portfolios, Inc. (formerly Aetna Generation Portfolios, Inc.), which are each registered under the Investment Company Act of 1940 as an open-end management investment company.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are four separate investment portfolios, which comprise the ING Variable Portfolios. The three portfolios (each a "Portfolio", collectively the "Portfolios") that are in this report are: ING VP Index Plus LargeCap Portfolio ("VP Index Plus LargeCap", formerly Aetna Index Plus LargeCap VP Portfolio), ING VP Index Plus MidCap Portfolio ("VP Index Plus MidCap", formerly Aetna Index Plus MidCap VP Portfolio) and ING VP Index Plus SmallCap Fund ("VP Index Plus SmallCap", formerly Aetna Index Plus Small Cap VP Portfolio).

The ING Generation Portfolios, Inc. is a company incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a "Portfolio", collectively the "Portfolios"), which comprise the ING Generation Portfolios, ING VP Ascent Portfolio ("VP Ascent", formerly Aetna Ascent VP Portfolio), ING VP Crossroads Portfolio ("VP Crossroads", formerly Aetna Crossroads VP Portfolio) and ING VP Legacy Portfolio ("VP Legacy", formerly Aetna Legacy VP Portfolio).

Each Portfolio offers Class R shares. VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus SmallCap also offer Class S. The two classes differ principally in the applicable shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expense of the Portfolio and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing fees.

On December 13, 2000, Aetna, Inc. (Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Portfolios, and Aeltus Capital, Inc. (ACI), each Portfolios principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.    Security Transactions and Revenue Recognition.
      Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any

--------------------------------------------------------------------------------


      foreign currency amounts are translated into U.S. dollars on the following basis:

      (1) Market value of investment securities, other assets and liabilities- at the exchange rates prevailing at the end of the day.

      (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

           Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D.    Foreign Currency Transactions and Futures Contracts.
      Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

      Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-date. Each Portfolio pays dividends and distributes capital gains, if any, annually.

      The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented in the Statement of Assets and Liabilities, based on their federal tax-basis treatment;

--------------------------------------------------------------------------------


      temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. Federal Income Taxes. It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Portfolio intends not to be subject to any federal excise tax. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires. Capital loss carryforwards were the following at December 31, 2001:

                                            YEAR OF EXPIRATION
                                          -----------------------
                              AMOUNT        2008         2009
                              ------        ----         ----
    VP Index Plus
      LargeCap             $140,629,206   $     --   $140,629,206
    VP Index Plus MidCap      2,722,484         --      2,722,484
    VP Ascent                24,171,969    840,940     23,331,029
    VP Crossroads            17,628,429    215,640     17,412,789
    VP Legacy                 8,437,583         --      8,437,583

G. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements plus accrued interest being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Portfolio had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Illiquid and Restricted Securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to
      Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K.    Delayed Delivery Transactions. VP Ascent, VP
      Crossroads and VP Legacy Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract.

--------------------------------------------------------------------------------


In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

L. Mortgage Dollar Roll Transactions. In connection with a Portfolio's ability to purchase or sell securities on a when-issued basis, VP Ascent, VP Crossroads and VP Legacy Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the period ended June 30, 2002, the cost of purchases and sales of securities, excluding U.S. Government and short-term securities, were as follows:

                             PURCHASES        SALES
                             ---------        -----
VP Index Plus LargeCap      $933,195,108   $860,427,586
VP Index Plus MidCap         273,420,067    202,127,376
VP Index Plus SmallCap        91,369,080     43,021,383
VP Ascent                    226,191,814    244,734,045
VP Crossroads                169,920,227    189,072,670
VP Legacy                     92,427,346    101,122,955

U.S. Government Securities not included above were as follows:

                               PURCHASES       SALES
                               ---------       -----
VP Index Plus LargeCap                 --            --
VP Index Plus MidCap                   --            --
VP Index Plus SmallCap                 --            --
VP Ascent                      $2,704,948    $  691,152
VP Crossroads                   5,513,283     2,088,457
VP Legacy                       5,912,750     2,969,142

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Portfolios has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

VP Index LargeCap                              0.35%
VP Index MidCap                                0.40%
VP Index SmallCap                              0.40%
VP Ascent                                      0.60%
VP Crossroads                                  0.60%
VP Legacy                                      0.60%

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each Class S share of the Portfolios has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of the Portfolio's Class S shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of the Portfolio's S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor a combined Distribution and Service Fee at a rate of 0.25% based on average daily net assets.

--------------------------------------------------------------------------------


NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2002 the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                                                                ACCRUED
                                                               ACCRUED                        SHAREHOLDER
                                                              INVESTMENT       ACCRUED        SERVICES AND
                                                              MANAGEMENT    ADMINISTRATIVE    DISTRIBUTION
                                                                 FEES            FEES             FEES         TOTAL
                                                              ----------    --------------    ------------    --------
VP Index Plus LargeCap                                         $297,061        $46,681            $465        $344,207
VP Index Plus MidCap                                             81,998         11,275             756          94,029
VP Index Plus SmallCap                                           28,731          3,951             563          33,245
VP Ascent                                                        89,762          8,228              --          97,990
VP Crossroads                                                    82,318          7,546              --          89,864
VP Legacy                                                        59,837          5,485              --          65,322

NOTE 7 -- EXPENSE LIMITATIONS

For the following Portfolios, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                       CLASS R    CLASS S
                                       -------    -------
VP Index Plus LargeCap                  0.55%      0.80%
VP Index Plus MidCap                    0.60%      0.85%
VP Index Plus SmallCap                  0.60%      0.85%
VP Ascent                               0.75%       n/a
VP Crossroads                           0.70%       n/a
VP Legacy                               0.65%       n/a

Each Portfolio will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

NOTE 8 -- LINE OF CREDIT

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Portfolios Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At June 30, 2002, the Portfolios did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------


NOTE 9 -- CAPITAL SHARE TRANSACTIONS

Transaction in capital shares and dollars were as follows:

                                                         CLASS R SHARES                              CLASS S SHARES
                                             ---------------------------------------   ------------------------------------------
                                                 SIX MONTHS           YEAR ENDED           SIX MONTHS            PERIOD ENDED
                                             ENDED JUNE 30, 2002   DECEMBER 31, 2001   ENDED JUNE 30, 2002   DECEMBER 31, 2001(1)
                                             -------------------   -----------------   -------------------   --------------------
INDEX PLUS LARGECAP PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                                        7,581,888            17,353,919            157,114                66,297
Shares issued as reinvestment of dividends                --             3,405,392                 --                   302
Shares redeemed                                   (2,802,013)          (11,320,529)           (16,189)               (7,362)
                                                ------------         -------------         ----------             ---------
Net increase in shares outstanding                 4,779,875             9,438,782            140,925                59,237
                                                ============         =============         ==========             =========
INDEX PLUS LARGECAP PORTFOLIO($)
Shares sold                                     $102,794,434         $ 257,086,662         $2,102,508             $ 902,104
Shares issued as reinvestment of dividends                --            50,064,413                 --                 4,161
Shares redeemed                                  (37,732,015)         (161,116,555)          (206,090)             (101,076)
                                                ------------         -------------         ----------             ---------
Net increase                                    $ 65,062,419         $ 146,034,520         $1,896,418             $ 805,189
                                                ============         =============         ==========             =========

---------------
(1) Commenced operations on July 16, 2001

                                                         CLASS R SHARES                              CLASS S SHARES
                                             ---------------------------------------   ------------------------------------------
                                                 SIX MONTHS           YEAR ENDED           SIX MONTHS            PERIOD ENDED
                                             ENDED JUNE 30, 2002   DECEMBER 31, 2001   ENDED JUNE 30, 2002   DECEMBER 31, 2001(1)
                                             -------------------   -----------------   -------------------   --------------------
INDEX PLUS MIDCAP PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                                        7,764,303            6,331,537             269,250                66,454
Shares issued as reinvestment of dividends                --              577,073                  --                    --
Shares redeemed                                      (90,911)          (1,424,673)            (18,580)               (5,055)
                                                ------------         ------------          ----------             ---------
Net increase in shares outstanding                 7,673,392            5,483,937             250,670                61,399
                                                ============         ============          ==========             =========
INDEX PLUS MIDCAP PORTFOLIO($)
Shares sold                                     $110,468,698         $ 86,112,298          $3,780,030             $ 863,047
Shares issued as reinvestment of dividends                --            7,865,500                  --                    --
Shares redeemed                                   (1,291,478)         (19,076,095)           (255,911)              (62,379)
                                                ------------         ------------          ----------             ---------
Net increase                                    $109,177,220         $ 74,901,703          $3,524,119             $ 800,668
                                                ============         ============          ==========             =========

---------------
(1) Commenced operations on July 16, 2001

--------------------------------------------------------------------------------


                                         CLASS R SHARES                              CLASS S SHARES
                             ---------------------------------------   ------------------------------------------
                                 SIX MONTHS           YEAR ENDED           SIX MONTHS            PERIOD ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001   ENDED JUNE 30, 2002   DECEMBER 31, 2001(1)
                             -------------------   -----------------   -------------------   --------------------
INDEX PLUS SMALLCAP
  PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                        4,129,183            3,741,098             227,799                81,640
Shares issued as
  reinvestment of dividends               --              147,210                  --                    --
Shares redeemed                     (324,187)          (1,585,196)            (38,117)              (22,018)
                                ------------         ------------          ----------             ---------
Net increase in shares
  outstanding                      3,804,996            2,303,112             189,682                59,622
                                ============         ============          ==========             =========
INDEX PLUS SMALLCAP
  PORTFOLIO($)
Shares sold                     $ 50,588,098         $ 43,025,496          $2,740,697             $ 863,966
Shares issued as
  reinvestment of dividends               --            1,644,340                  --                    --
Shares redeemed                   (3,879,102)         (18,088,416)           (438,264)             (226,803)
                                ------------         ------------          ----------             ---------
Net increase                    $ 46,708,996         $ 26,581,420          $2,302,433             $ 637,163
                                ============         ============          ==========             =========

---------------
(1) Commenced operations on July 16, 2001

                                         CLASS R SHARES
                             ---------------------------------------
                                 SIX MONTHS           YEAR ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001
                             -------------------   -----------------
ASCENT PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                          729,465            1,144,290
Shares issued as
  reinvestment of dividends               --              248,640
Shares redeemed                     (477,488)            (705,578)
                                ------------         ------------
Net increase in shares
  outstanding                        251,977              687,352
                                ============         ============
ASCENT PORTFOLIO($)
Shares sold                     $  9,336,775         $ 15,448,497
Shares issued as
  reinvestment of dividends               --            3,364,099
Shares redeemed                   (6,090,555)          (9,277,038)
                                ------------         ------------
Net increase                    $  3,246,220         $  9,535,558
                                ============         ============

                                         CLASS R SHARES
                             ---------------------------------------
                                 SIX MONTHS           YEAR ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001
                             -------------------   -----------------
CROSSROADS PORTFOLIO
  (NUMBER OF SHARES)
Shares sold                          693,036            1,222,263
Shares issued as
  reinvestment of dividends               --              371,493
Shares redeemed                     (679,701)            (789,647)
                                ------------         ------------
Net increase in shares
  outstanding                         13,335              804,109
                                ============         ============
CROSSROADS PORTFOLIO($)
Shares sold                     $  8,589,291         $ 15,615,825
Shares issued as
  reinvestment of dividends               --            4,762,539
Shares redeemed                   (8,387,317)          (9,942,012)
                                ------------         ------------
Net increase                    $    201,974         $ 10,436,352
                                ============         ============

--------------------------------------------------------------------------------


                                         CLASS R SHARES
                             ---------------------------------------
                                 SIX MONTHS           YEAR ENDED
                             ENDED JUNE 30, 2002   DECEMBER 31, 2001
                             -------------------   -----------------
LEGACY PORTFOLIO (NUMBER OF
  SHARES)
Shares sold                          691,200            1,695,669
Shares issued as
  reinvestment of dividends               --              467,617
Shares redeemed                     (649,213)          (1,318,619)
                                 -----------         ------------
Net increase in shares
  outstanding                         41,987              844,667
                                 ===========         ============
LEGACY PORTFOLIO($)
Shares sold                      $ 8,370,290         $ 20,759,281
Shares issued as
  reinvestment of dividends               --            5,695,577
Shares redeemed                   (7,848,749)         (16,032,464)
                                 -----------         ------------
Net increase                     $   521,541         $ 10,422,394
                                 ===========         ============

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
COMMON STOCK: 98.88%
                              ADVERTISING: 0.04%
                9,000         Omnicom Group     $      412,200
                                                --------------
                              AEROSPACE/DEFENSE: 0.81%
                9,800         General Dynamics
                               Corp.                 1,042,230
                9,550         Goodrich Corp.           260,906
               22,550         Lockheed Martin
                               Corp.                 1,567,225
                5,400         Northrop Grumman
                               Corp.                   675,000
               19,500         Raytheon Co.             794,625
               22,050         Rockwell
                               Collins, Inc.           604,611
               55,850         United
                               Technologies
                               Corp.                 3,792,215
                                                --------------
                                                     8,736,812
                                                --------------
                              AGRICULTURE: 0.06%
               19,550         UST, Inc.                664,700
                                                --------------
                              AIRLINES: 0.06%
               37,368         Southwest
                               Airlines Co.            603,867
                                                --------------
                              APPAREL: 0.40%
               24,700    @    Jones Apparel
                               Group, Inc.             926,250
               11,200         Liz Claiborne,
                               Inc.                    356,160
               33,700         Nike, Inc.             1,808,005
                9,700    @    Reebok Intl.
                               Ltd.                    286,150
               25,400         VF Corp.                 995,934
                                                --------------
                                                     4,372,499
                                                --------------
                              AUTO MANUFACTURERS: 0.78%
              214,750         Ford Motor Co.         3,436,000
               68,450         General Motors
                               Corp.                 3,658,653
               10,000    @    Navistar Intl.
                               Corp.                   320,000
               22,725         Paccar, Inc.           1,008,763
                                                --------------
                                                     8,423,416
                                                --------------
                              AUTO PARTS & EQUIPMENT: 0.36%
               28,400         Cooper Tire &
                               Rubber Co.              583,620
               15,400         Dana Corp.               285,362
               67,050         Delphi Corp.             885,060
               17,500         Goodyear Tire &
                               Rubber Co.              327,425
               26,450         TRW, Inc.              1,507,121
               22,300         Visteon Corp.            316,660
                                                --------------
                                                     3,905,248
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              BANKS: 7.37%
               40,050         AmSouth BanCorp.  $      896,319
              261,550         Bank of America
                               Corp.                18,402,658
              197,050         Bank One Corp.         7,582,484
               51,300         BB&T Corp.             1,980,180
               22,872         Charter One
                               Financial, Inc.         786,339
               21,500         Comerica, Inc.         1,320,100
               27,850         Fifth Third
                               BanCorp.              1,856,203
               15,200         First Tennessee
                               National Corp.          582,160
              122,500         FleetBoston
                               Financial Corp.       3,962,875
               27,910         Huntington
                               Bancshares,
                               Inc.                    542,012
               68,350         KeyCorp.               1,865,955
               35,900         Marshall &
                               Ilsley Corp.          1,110,387
               51,350         Mellon Financial
                               Corp.                 1,613,930
              101,550         National City
                               Corp.                 3,376,537
               11,200         Northern Trust
                               Corp.                   493,472
               32,800         PNC Financial
                               Services Group,
                               Inc.                  1,714,784
               26,100         Regions
                               Financial Corp.         917,415
               38,650         SouthTrust Corp.       1,009,538
               37,200         State Street
                               Corp.                 1,662,840
               31,600         SunTrust Banks,
                               Inc.                  2,139,952
               35,100         Union Planters
                               Corp.                 1,136,187
              226,347         US Bancorp.            5,285,202
              229,550         Wachovia Corp.         8,764,219
              202,650         Wells Fargo &
                               Co.                  10,144,659
               10,400         Zions BanCorp.           541,840
                                                --------------
                                                    79,688,247
                                                --------------
                              BEVERAGES: 3.31%
              107,550         Anheuser-Busch
                               Cos., Inc.            5,377,500
                9,100         Brown-Forman
                               Corp.                   627,900
              305,050         Coca-Cola Co.         17,082,800
               56,050         Coca-Cola
                               Enterprises,
                               Inc.                  1,237,584
                6,400         Coors (Adolph)           398,720
               31,900         Pepsi Bottling
                               Group, Inc.             982,520
              210,200         PepsiCo, Inc.         10,131,640
                                                --------------
                                                    35,838,664
                                                --------------
                              BIOTECHNOLOGY: 0.78%
              130,000    @    Amgen, Inc.            5,444,400
                6,400    @    Biogen, Inc.             265,152
               19,100    @    Chiron Corp.             675,185
               23,500    @    Genzyme Corp.            452,140
               71,000    @    Immunex Corp.          1,586,140
                                                --------------
                                                     8,423,017
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              BUILDING MATERIALS: 0.33%
                9,300    @    American
                               Standard Cos.,
                               Inc.             $      698,430
              104,950         Masco Corp.            2,845,194
                                                --------------
                                                     3,543,624
                                                --------------
                              CHEMICALS: 1.84%
               26,350         Air Products &
                               Chemicals, Inc.       1,329,885
                7,950         Ashland, Inc.            321,975
              113,200         Dow Chemical Co.       3,891,816
              165,450         Du Pont (E.I.)
                               de Nemours &
                               Co.                   7,345,980
                9,700         Eastman Chemical
                               Co.                     454,930
               21,450         Ecolab, Inc.             991,634
               15,400         Engelhard Corp.          436,128
                9,200         International
                               Flavors &
                               Fragrances,
                               Inc.                    298,908
               20,350         PPG Industries,
                               Inc.                  1,259,665
               25,450         Praxair, Inc.          1,449,886
               27,550         Rohm & Haas Co.        1,115,499
               31,750         Sherwin-
                               Williams Co.            950,277
                                                --------------
                                                    19,846,583
                                                --------------
                              COMMERCIAL SERVICES: 0.91%
               19,200    @    Apollo Group,
                               Inc.                    756,864
               61,100    @    Concord EFS,
                               Inc.                  1,841,554
               21,850    @    Convergys Corp.          425,638
               14,200         Deluxe Corp.             552,238
               18,000         Equifax, Inc.            486,000
               27,100         H&R Block, Inc.        1,250,665
               30,300         McKesson Corp.           990,810
               26,850         Moody's Corp.          1,335,787
               44,950         Paychex, Inc.          1,406,485
               21,100    @    Robert Half
                               Intl., Inc.             491,630
               12,400         RR Donnelley &
                               Sons Co.                341,620
                                                --------------
                                                     9,879,291
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              COMPUTERS: 4.09%
               29,900    @    Apple Computer,
                               Inc.             $      529,828
               36,250    @    Computer
                               Sciences Corp.        1,732,750
              502,550    @    Dell Computer
                               Corp.                13,136,657
               55,700         Electronic Data
                               Systems Corp.         2,069,255
              245,300    @    EMC Corp.-Mass.        1,852,015
              364,418         Hewlett-Packard
                               Co.                   5,568,307
              201,450         International
                               Business
                               Machines Corp.       14,504,400
               15,550    @    Lexmark Intl.,
                               Inc.                    845,920
               67,150    @    Network
                               Appliance, Inc.         835,346
              358,400    @    Sun
                               Microsystems,
                               Inc.                  1,795,584
               35,350    @    Unisys Corp.             318,150
               50,300    @    Veritas Software
                               Corp.                   995,437
                                                --------------
                                                    44,183,649
                                                --------------
                              COSMETICS/PERSONAL CARE: 3.49%
                3,100         Alberto-Culver
                               Co.                     148,180
               28,400         Avon Products,
                               Inc.                  1,483,616
               68,200         Colgate-
                               Palmolive Co.         3,413,410
              131,300         Gillette Co.           4,447,131
               66,250         Kimberly-Clark
                               Corp.                 4,107,500
              270,550         Procter & Gamble
                               Co.                  24,160,115
                                                --------------
                                                    37,759,952
                                                --------------
                              DISTRIBUTION/WHOLESALE: 0.18%
               27,700         Genuine Parts
                               Co.                     965,899
               19,450         WW Grainger,
                               Inc.                    974,445
                                                --------------
                                                     1,940,344
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              DIVERSIFIED FINANCIAL SERVICES:
                               7.72%
              166,050         American Express
                               Co.              $    6,030,936
               17,050         Bear Stearns
                               Cos., Inc.            1,043,460
               29,900         Capital One
                               Financial Corp.       1,825,395
              634,300         Citigroup, Inc.       24,579,125
               25,600         Countrywide
                               Credit
                               Industries,
                               Inc.                  1,235,200
              165,300         Fannie Mae            12,190,875
               85,800         Freddie Mac            5,250,960
               76,450         Household Intl.,
                               Inc.                  3,799,565
              245,150         JP Morgan Chase
                               & Co.                 8,315,488
               29,250         Lehman Brothers
                               Holdings, Inc.        1,828,710
              142,950         MBNA Corp.             4,727,357
              100,650         Merrill Lynch &
                               Co., Inc.             4,076,325
              134,450         Morgan Stanley         5,792,106
               19,650         SLM Corp.              1,904,085
               23,850         Stilwell
                               Financial, Inc.         434,070
               13,800         T Rowe Price
                               Group, Inc.             453,744
                                                --------------
                                                    83,487,401
                                                --------------
                              ELECTRIC: 2.48%
               64,100    @    AES Corp.                347,422
               19,800         Allegheny
                               Energy, Inc.            509,850
               39,950         American
                               Electric Power
                               Co., Inc.             1,598,799
               28,700         Cinergy Corp.          1,032,913
               24,800         Consolidated
                               Edison, Inc.          1,035,400
               20,200         Constellation
                               Energy Group,
                               Inc.                    592,668
               29,650         Dominion
                               Resources, Inc.       1,962,830
               27,800         DTE Energy Co.         1,240,992
               95,700         Duke Energy
                               Corp.                 2,976,270
               63,000    @    Edison Intl.           1,071,000
               33,250         Entergy Corp.          1,411,130
               34,350         FirstEnergy
                               Corp.                 1,146,603
               59,500    @    Mirant Corp.             434,350
               23,500         NiSource, Inc.           513,005
               84,000    @    PG&E Corp.             1,502,760
               15,300         Pinnacle West
                               Capital Corp.           604,350
                7,250         PPL Corp.                239,830
               24,500    x    Progress Energy,
                               Inc.                  1,274,245
               24,800         Public Service
                               Enterprise
                               Group, Inc.           1,073,840
               67,450         Reliant Energy,
                               Inc.                  1,139,905
               81,450         Southern Co.           2,231,730
               19,200         TECO Energy,
                               Inc.                    475,200
               31,317         TXU Corp.              1,614,391
               45,350         Xcel Energy,
                               Inc.                    760,519
                                                --------------
                                                    26,790,002
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              ELECTRICAL COMPONENTS &
                               EQUIPMENT: 0.33%
               27,400    @    American Power
                               Conversion       $      346,062
               48,900         Emerson Electric
                               Co.                   2,616,639
               19,150         Molex, Inc.              642,099
                                                --------------
                                                     3,604,800
                                                --------------
                              ELECTRONICS: 0.59%
               51,900    @    Agilent
                               Technologies,
                               Inc.                  1,227,435
               27,000         Applera Corp. --
                               Applied
                               Biosystems
                               Group                   526,230
               29,400    @    Jabil Circuit,
                               Inc.                    620,634
                9,950         Johnson
                               Controls, Inc.          812,020
               14,300         Parker Hannifin
                               Corp.                   683,397
               78,700    @    Sanmina-SCI
                               Corp.                   496,597
              165,150    @    Solectron Corp.        1,015,673
               15,700         Tektronix, Inc.          293,747
               18,300    @    Thermo Electron
                               Corp.                   301,950
               15,150    @    Waters Corp.             404,505
                                                --------------
                                                     6,382,188
                                                --------------
                              ENGINEERING & CONSTRUCTION:
                               0.05%
               14,050         Fluor Corp.              547,248
                                                --------------
                              ENTERTAINMENT: 0.08%
               16,150    @    International
                               Game Technology         915,705
                                                --------------
                              ENVIRONMENTAL CONTROL: 0.19%
               28,100    @    Allied Waste
                               Industries,
                               Inc.                    269,760
               69,350         Waste
                               Management,
                               Inc.                  1,806,567
                                                --------------
                                                     2,076,327
                                                --------------
                              FOOD: 2.27%
               50,750         Albertson's,
                               Inc.                  1,545,845
              140,427         Archer-Daniels-
                               Midland Co.           1,796,061
               49,650         Campbell Soup
                               Co.                   1,373,319
               81,950         Conagra Foods,
                               Inc.                  2,265,918
               42,550         General Mills,
                               Inc.                  1,875,604
               20,100         Hershey Foods
                               Corp.                 1,256,250
               17,450         HJ Heinz Co.             717,195
               47,550         Kellogg Co.            1,705,143
               95,800    @    Kroger Co.             1,906,420
               92,800         Sara Lee Corp.         1,915,392
               27,750         Supervalu, Inc.          680,708
               76,400         Sysco Corp.            2,079,608
               69,700    @@   Unilever NV ADR        4,516,560
               19,100         Winn-Dixie
                               Stores, Inc.            297,769
               10,900         WM Wrigley Jr
                               Co.                     603,315
                                                --------------
                                                    24,535,107
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              FOREST PRODUCTS & PAPER: 0.53%
                5,000         Boise Cascade
                               Corp.            $      172,650
               42,800         Georgia-Pacific
                               Corp.                 1,052,024
               60,150         International
                               Paper Co.             2,621,337
               10,700         MeadWestvaco
                               Corp.                   359,092
               19,550         Plum Creek
                               Timber Co.,
                               Inc.                    600,185
                4,600         Temple-Inland,
                               Inc.                    266,156
               11,050         Weyerhaeuser Co.         705,542
                                                --------------
                                                     5,776,986
                                                --------------
                              GAS: 0.15%
               15,100         KeySpan Corp.            568,515
                7,900         Nicor, Inc.              361,425
                4,100         Peoples Energy
                               Corp.                   149,486
               24,600         Sempra Energy            544,398
                                                --------------
                                                     1,623,824
                                                --------------
                              HAND/MACHINE TOOLS: 0.08%
                8,200         Black & Decker
                               Corp.                   395,240
                5,100         Snap-On, Inc.            151,419
                8,500         Stanley Works            348,585
                                                --------------
                                                       895,244
                                                --------------
                              HEALTHCARE -- PRODUCTS: 3.30%
               29,400         Baxter Intl.,
                               Inc.                  1,306,830
               32,100         Becton Dickinson
                               & Co.                 1,105,845
               12,850         Biomet, Inc.             348,492
               55,150    @    Boston
                               Scientific
                               Corp.                 1,616,998
               11,550         CR Bard, Inc.            653,499
               50,150    @    Guidant Corp.          1,516,035
              370,700         Johnson &
                               Johnson              19,372,782
              150,500         Medtronic, Inc.        6,448,925
               15,150    @    St. Jude
                               Medical, Inc.         1,118,827
               25,200         Stryker Corp.          1,348,452
               22,910    @    Zimmer Holdings,
                               Inc.                    816,971
                                                --------------
                                                    35,653,656
                                                --------------
                              HEALTHCARE -- SERVICES: 1.17%
               18,200    A    Aetna, Inc.              873,054
               28,650    @    Health
                               Management
                               Associates,
                               Inc.                    577,298
               39,300    @    Healthsouth
                               Corp.                   502,647
               23,200    @    Humana, Inc.             362,616
               13,150    @    Manor Care, Inc.         302,450
               43,000    @    Tenet Healthcare
                               Corp.                 3,076,650
               50,750         UnitedHealth
                               Group, Inc.           4,646,163
               29,100    @    Wellpoint Health
                               Networks              2,264,271
                                                --------------
                                                    12,605,149
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              HOME BUILDERS: 0.09%
                8,500         Centex Corp.      $      491,215
                9,200         KB Home                  473,892
                                                --------------
                                                       965,107
                                                --------------
                              HOME FURNISHINGS: 0.15%
               22,900         Leggett & Platt,
                               Inc.                    535,860
                7,200         Maytag Corp.             307,080
               11,800         Whirlpool Corp.          771,248
                                                --------------
                                                     1,614,188
                                                --------------
                              HOUSEHOLD PRODUCTS/ WARES: 0.40%
               11,600         Avery Dennison
                               Corp.                   727,900
               41,750         Clorox Co.             1,726,363
               32,450         Fortune Brands,
                               Inc.                  1,817,200
                                                --------------
                                                     4,271,463
                                                --------------
                              HOUSEWARES: 0.10%
               30,600         Newell
                               Rubbermaid,
                               Inc.                  1,072,836
                                                --------------
                              INSURANCE: 3.74%
               31,600    @@   ACE Ltd.                 998,560
               62,300         Aflac, Inc.            1,993,600
               89,050         Allstate Corp.         3,293,069
               12,700         AMBAC Financial
                               Group, Inc.             853,440
              129,124         American Intl.
                               Group                 8,810,131
               31,650         AON Corp.                933,042
               21,000         Chubb Corp.            1,486,800
               23,700         Cigna Corp.            2,308,854
               18,500         Cincinnati
                               Financial Corp.         860,805
               12,000         Hartford
                               Financial
                               Services Group,
                               Inc.                    713,640
               24,325         Jefferson-Pilot
                               Corp.                 1,143,275
               35,750         John Hancock
                               Financial
                               Services, Inc.        1,258,400
                9,450         Lincoln National
                               Corp.                   396,900
                9,700         Loews Corp.              514,003
               33,150         Marsh & McLennan
                               Cos., Inc.            3,202,290
               17,050         MBIA, Inc.               963,837
              116,950         Metlife, Inc.          3,368,160
               13,050         MGIC Investment
                               Corp.                   884,790
               46,550         Progressive
                               Corp.                 2,692,917
               13,900         Safeco Corp.             429,371
               10,300         St. Paul Cos.            400,876
               18,700         Torchmark Corp.          714,340
               31,900         UnumProvident
                               Corp.                   811,855
               16,050    @@   XL Capital Ltd.        1,359,435
                                                --------------
                                                    40,392,390
                                                --------------
                              INTERNET: 0.08%
               59,500    @    Yahoo, Inc.              878,220
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              IRON/STEEL: 0.07%
               11,150         Nucor Corp.       $      725,196
                                                --------------
                              LEISURE TIME: 0.47%
               17,600         Brunswick Corp.          492,800
               72,300         Carnival Corp.         2,001,987
               33,850         Harley-
                               Davidson, Inc.        1,735,490
               24,000    @    Sabre Holdings
                               Corp.                   859,200
                                                --------------
                                                     5,089,477
                                                --------------
                              LODGING: 0.17%
               12,800    @    Harrah's
                               Entertainment,
                               Inc.                    567,680
               32,700         Hilton Hotels
                               Corp.                   454,530
               11,400         Marriott Intl.,
                               Inc.                    433,770
               10,400         Starwood Hotels
                               & Resorts
                               Worldwide, Inc.         342,056
                                                --------------
                                                     1,798,036
                                                --------------
                              MACHINERY -- DIVERSIFIED: 0.31%
               37,050         Deere & Co.            1,774,695
               32,550         Dover Corp.            1,139,250
               24,500         Rockwell
                               Automation,
                               Inc.                    489,510
                                                --------------
                                                     3,403,455
                                                --------------
                              MEDIA: 2.13%
               69,600    @    Clear Channel
                               Communications,
                               Inc.                  2,228,592
              110,700    @    Comcast Corp.          2,639,088
               33,200         Gannett Co.,
                               Inc.                  2,519,880
               18,000         Knight-Ridder,
                               Inc.                  1,133,100
               20,400         McGraw-Hill Cos,
                               Inc.                  1,217,880
                3,600         Meredith Corp.           138,060
               18,900         New York Times
                               Co.                     973,350
               35,900         Tribune Co.            1,561,650
               28,500    @    Univision
                               Communications,
                               Inc.                    894,900
              218,650    @    Viacom, Inc.           9,701,500
                                                --------------
                                                    23,008,000
                                                --------------
                              MINING: 0.67%
               46,400    @@   Alcan, Inc.            1,740,928
               42,200         Alcoa, Inc.            1,398,930
               71,400    @@   Barrick Gold
                               Corp.                 1,355,886
               19,700    @    Freeport-
                               McMoRan Copper
                               & Gold, Inc.            351,645
                7,950   @,@@  Inco Ltd.                179,988
               45,650         Newmont Mining
                               Corp. Holding
                               Co.                   1,201,964
               12,400         Phelps Dodge
                               Corp.                   510,880
               47,900    @@   Placer Dome,
                               Inc.                    536,959
                                                --------------
                                                     7,277,180
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              MISCELLANEOUS
                               MANUFACTURING: 5.05%
               47,900         3M Co.            $    5,891,700
               19,250         Cooper
                               Industries Ltd.         756,525
                6,200         Crane Co.                157,356
               16,300         Danaher Corp.          1,081,505
               33,150         Eastman Kodak
                               Co.                     966,986
                8,400         Eaton Corp.              611,100
            1,222,650         General Electric
                               Co.                  35,517,983
               38,300         Honeywell Intl.,
                               Inc.                  1,349,309
               37,550         Illinois Tool
                               Works, Inc.           2,564,665
                7,750    @@   Ingersoll-Rand
                               Co.                     353,865
               14,600         ITT Industries,
                               Inc.                  1,030,760
               16,400         Pall Corp.               340,300
               16,300         Textron, Inc.            764,470
              239,750    @@   Tyco Intl. Ltd.        3,239,022
                                                --------------
                                                    54,625,546
                                                --------------
                              OFFICE/BUSINESS EQUIPMENT: 0.20%
               40,500         Pitney Bowes,
                               Inc.                  1,608,660
               85,600    @    Xerox Corp.              596,632
                                                --------------
                                                     2,205,292
                                                --------------
                              OIL & GAS: 6.38%
               11,050         Amerada Hess
                               Corp.                   911,625
               29,550         Apache Corp.           1,698,534
                9,850         Burlington
                               Resources, Inc.         374,300
              168,355         ChevronTexaco
                               Corp.                14,899,418
              100,850         Conoco, Inc.           2,803,630
               23,550         Devon Energy
                               Corp.                 1,160,544
              417,200         Exxon Mobil
                               Corp.                17,071,824
               67,050         Marathon Oil
                               Corp.                 1,818,396
               20,100   @,@@  Nabors
                               Industries Ltd.         709,530
               16,850    @    Noble Corp.              650,410
               59,200         Occidental
                               Petroleum Corp.       1,775,408
               58,450         Phillips
                               Petroleum Co.         3,441,536
              331,350    @@   Royal Dutch
                               Petroleum Co.
                               ADR                  18,313,715
               13,300         Sunoco, Inc.             473,879
               49,350         Transocean, Inc.       1,537,253
               37,000         Unocal Corp.           1,366,780
                                                --------------
                                                    69,006,782
                                                --------------
                              OIL & GAS SERVICES: 0.22%
               21,200         Baker Hughes,
                               Inc.                    705,748
               18,700    @    BJ Services Co.          633,556
               63,600         Halliburton Co.        1,013,784
                                                --------------
                                                     2,353,088
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              PACKAGING & CONTAINERS: 0.19%
                6,900         Ball Corp.        $      286,212
               12,300         Bemis Co.                584,250
               28,450    @    Pactiv Corp.             677,110
               12,050    @    Sealed Air Corp.         485,253
                                                --------------
                                                     2,032,825
                                                --------------
                              PHARMACEUTICALS: 6.78%
               76,800         Abbott
                               Laboratories          2,891,520
               14,500         Allergan, Inc.           967,875
               12,100         AmerisourceBergen
                               Corp.                   919,600
              227,150         Bristol-Myers
                               Squibb Co.            5,837,755
              139,400         Eli Lilly & Co.        7,862,160
               21,400    @    Forest
                               Laboratories,
                               Inc.                  1,515,120
               53,366    @    King
                              Pharmaceuticals,
                               Inc.                  1,187,394
               30,000    @    Medimmune, Inc.          792,000
              281,700         Merck & Co, Inc.      14,265,288
              773,100         Pfizer, Inc.          27,058,500
               63,500         Pharmacia Corp.        2,378,075
              168,700         Schering-Plough
                               Corp.                 4,150,020
               13,250    @    Watson
                              Pharmaceuticals,
                               Inc.                    334,827
               62,000         Wyeth                  3,174,400
                                                --------------
                                                    73,334,534
                                                --------------
                              PIPELINES: 0.16%
               44,100         Dynegy, Inc.             317,520
               25,000         EL Paso Corp.            515,250
               14,350         Kinder Morgan,
                               Inc.                    545,587
               58,850         Williams Cos.,
                               Inc.                    352,511
                                                --------------
                                                     1,730,868
                                                --------------
                              REITS: 0.28%
               47,900         Equity Office
                               Properties
                               Trust                 1,441,790
               27,500         Equity
                               Residential             790,625
               21,400         Simon Property
                               Group, Inc.             788,376
                                                --------------
                                                     3,020,791
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              RETAIL: 9.30%
               21,900    @    Autozone, Inc.    $    1,692,870
               49,400    @    Bed Bath &
                               Beyond, Inc.          1,864,356
               68,050    @    Best Buy Co.,
                               Inc.                  2,470,215
               47,150         Circuit City
                               Stores, Inc.            884,063
               53,550    @    Costco Wholesale
                               Corp.                 2,068,101
               19,350         Darden
                               Restaurants,
                               Inc.                    477,945
                9,300         Dillard's, Inc.          244,497
               41,800         Dollar General
                               Corp.                   795,454
               18,750         Family Dollar
                               Stores                  660,938
               23,250    @    Federated
                               Department
                               Stores                  923,025
              107,050         Gap, Inc.              1,520,110
              492,500         Home Depot, Inc.      18,089,525
               56,700         JC Penney Co.,
                               Inc.                  1,248,534
               39,850    @    Kohl's Corp.           2,792,688
              164,600         Lowe's Cos.,
                               Inc.                  7,472,840
              105,150         Ltd. Brands            2,239,695
               35,900         May Department
                               Stores Co.            1,182,187
              156,450         McDonald's Corp.       4,451,002
               14,000         Nordstrom, Inc.          317,100
               75,200    @    Office Depot,
                               Inc.                  1,263,360
               35,200         RadioShack Corp.       1,058,112
               39,000         Sears Roebuck
                               and Co.               2,117,700
               94,550    @    Staples, Inc.          1,862,635
               53,800    @    Starbucks Corp.        1,336,930
              105,400         Target Corp.           4,015,740
               18,000         Tiffany & Co.            633,600
              115,900         TJX Cos., Inc.         2,272,799
               25,400    @    Toys R US, Inc.          443,738
               50,200         Walgreen Co.           1,939,226
              549,650         Wal-Mart Stores,
                               Inc.                 30,236,246
               13,400         Wendy's Intl.,
                               Inc.                    533,722
               49,100    @    Yum! Brands,
                               Inc.                  1,436,175
                                                --------------
                                                   100,545,128
                                                --------------
                              SAVINGS & LOANS: 0.62%
               33,450         Golden West
                               Financial Corp.       2,300,691
              118,500         Washington
                               Mutual, Inc.          4,397,535
                                                --------------
                                                     6,698,226
                                                --------------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS LARGECAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                       Value
--------------------------------------------------------------
                              SEMICONDUCTORS: 3.35%
               59,500    @    Altera Corp.      $      809,200
               75,400    @    Analog Devices,
                               Inc.                  2,239,380
              262,000    @    Applied
                               Materials, Inc.       4,983,240
               29,550    @    Broadcom Corp.           518,307
              786,400         Intel Corp.           14,367,528
               21,750    @    Kla-Tencor Corp.         956,783
               48,750         Linear
                               Technology
                               Corp.                 1,532,213
               24,250    @    LSI Logic Corp.          212,188
               48,950    @    Maxim Integrated
                               Products              1,876,254
               30,350    @    National
                               Semiconductor
                               Corp.                   885,309
               27,850    @    Novellus
                               Systems, Inc.           946,900
               14,850    @    Nvidia Corp.             255,123
                8,050    @    PMC -- Sierra,
                               Inc.                     74,623
               19,700    @    QLogic Corp.             750,570
                8,600    @    Teradyne, Inc.           202,100
              196,850         Texas
                               Instruments,
                               Inc.                  4,665,345
               39,300    @    Xilinx, Inc.             881,499
                                                --------------
                                                    36,156,562
                                                --------------
                              SOFTWARE: 6.34%
               27,200         Adobe Systems,
                               Inc.                    775,200
               10,800         Autodesk, Inc.           143,100
              103,600         Automatic Data
                               Processing            4,511,780
               25,150    @    BMC Software,
                               Inc.                    417,490
               19,150    @    Citrix Systems,
                               Inc.                    115,666
               90,500         Computer
                               Associates
                               Intl., Inc.           1,438,045
               53,900    @    Compuware Corp.          327,173
               89,900         First Data Corp.       3,344,280
               23,100    @    Fiserv, Inc.             848,001
               24,600    @    Intuit, Inc.           1,223,112
               14,000    @    Mercury
                               Interactive
                               Corp.                   321,440
              861,350    @    Microsoft Corp.       47,115,845
              643,000    @    Oracle Corp.           6,089,210
               64,300    @    Peoplesoft, Inc.         956,784
               21,000    @    Rational
                               Software Corp.          172,410
               50,650    @    Siebel Systems,
                               Inc.                    720,243
                                                --------------
                                                    68,519,779
                                                --------------

       Shares                                       Value
--------------------------------------------------------------
                              TELECOMMUNICATIONS: 5.96%
               35,650         Alltel Corp.      $    1,675,550
               10,500    @    Andrew Corp.             150,465
              448,300         AT&T Corp.             4,796,810
              345,371    @    AT&T Wireless
                               Services, Inc.        2,020,420
              310,050         BellSouth Corp.        9,766,575
               30,850         CenturyTel, Inc.         910,075
              862,450    @    Cisco Systems,
                               Inc.                 12,031,178
               39,850         Citizens
                               Communications
                               Co.                     333,146
               18,550    @    Comverse
                               Technology,
                               Inc.                    171,773
              257,300         Motorola, Inc.         3,710,266
               35,700    @    Qualcomm, Inc.           981,393
              413,200         SBC
                               Communications,
                               Inc.                 12,602,600
               19,100         Scientific-
                               Atlanta, Inc.           314,195
              105,850         Sprint Corp.-
                               FON Group             1,123,068
               50,650    @    Sprint Corp.-PCS
                               Group                   226,405
               46,750    @    Tellabs, Inc.            289,850
              333,450         Verizon
                               Communications,
                               Inc.                 13,388,017
                                                --------------
                                                    64,491,786
                                                --------------
                              TEXTILES: 0.07%
               15,650         Cintas Corp.             773,580
                                                --------------
                              TOBACCO: 1.07%
              264,650         Philip Morris
                               Cos., Inc.           11,559,912
                                                --------------
                              TOYS/GAMES/HOBBIES: 0.21%
               29,300         Hasbro, Inc.             397,308
               88,600         Mattel, Inc.           1,867,688
                                                --------------
                                                     2,264,996
                                                --------------
                              TRANSPORTATION: 0.57%
               41,100         Burlington
                               Northern Santa
                               Fe Corp.              1,233,000
               22,850         CSX Corp.                800,893
               37,850         FedEx Corp.            2,021,190
               18,050         Norfolk Southern
                               Corp.                   422,009
               26,400         Union Pacific
                               Corp.                 1,670,592
                                                --------------
                                                     6,147,684
                                                --------------

                              Total Common
                               Stock (Cost
                               $1,168,658,300)   1,069,078,677
                                                --------------

      Principal
       Amount                                          Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.78%
     $8,480,000         FHLB Discount
                         Note, 1.900%,
                         due 07/01/02              $    8,480,000
                                                   --------------
                        Total Short-Term
                         Investments
                         (Cost
                         $8,480,000)                    8,480,000
                                                   --------------
                        TOTAL
                         INVESTMENTS IN
                         SECURITIES
                         (COST
                        $1,177,138,300)*   99.66%  $1,077,558,677
                        OTHER ASSETS AND
                         LIABILITIES-NET    0.34%       3,628,304
                                          -------  --------------
                        NET ASSETS        100.00%  $1,081,186,981
                                          =======  ==============

@   Non-income producing security
@@  Foreign Issuer
A   Related party
ADR American Depository Receipt
x   Market Value determined by ING Valuation
    Committee appointed by the Portfolio's Board of Directors/Trustees.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                $   39,132,874
                        Gross Unrealized
                         Depreciation                  (138,712,497)
                                                     --------------
                        Net Unrealized
                         Depreciation                $  (99,579,623)
                                                     ==============

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
COMMON STOCK: 96.26%
                              ADVERTISING: 0.42%
               17,200    @    Catalina Marketing
                               Corp.                $    485,384
               31,350         Harte-Hanks, Inc.          644,242
                                                    ------------
                                                       1,129,626
                                                    ------------
                              AEROSPACE/DEFENSE: 0.75%
               25,100    @    L-3 Communications
                               Holdings, Inc.          1,355,400
                3,100    @    Sequa Corp.                202,709
               23,900    @    Titan Corp.                437,131
                                                    ------------
                                                       1,995,240
                                                    ------------
                              AGRICULTURE: 0.75%
               30,000         RJ Reynolds Tobacco
                               Holdings, Inc.          1,612,500
               10,300         Universal Corp.            378,010
                                                    ------------
                                                       1,990,510
                                                    ------------
                              AIRLINES: 0.04%
                3,600    @    Alaska Air Group,
                               Inc.                       93,960
                                                    ------------
                              APPAREL: 0.55%
               13,400    @    Coach, Inc.                735,660
               12,800    @    Timberland Co.             458,496
               25,100    @    Unifi, Inc.                273,590
                                                    ------------
                                                       1,467,746
                                                    ------------
                              AUTO PARTS & EQUIPMENT: 1.63%
               38,600         ArvinMeritor, Inc.         926,400
               11,800         Bandag, Inc.               334,176
               15,100         BorgWarner, Inc.           872,176
               27,900    @    Lear Corp.               1,290,375
               10,500         Modine Manufacturing
                               Co.                       258,090
               14,600         Superior Industries
                               Intl.                     673,498
                                                    ------------
                                                       4,354,715
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              BANKS: 7.17%
               33,077         Associated Banc-
                               Corp.                $  1,247,334
               23,600         Bank of Hawaii Corp.       660,800
               19,400         Banknorth Group,
                               Inc.                      504,788
               15,300         City National Corp.        822,375
               34,200         Colonial BancGroup,
                               Inc.                      513,000
               21,900         Commerce Bancorp,
                               Inc.                      967,980
               41,800         Compass Bancshares,
                               Inc.                    1,404,480
               15,100         First Virginia
                               Banks, Inc.               809,662
               26,500         FirstMerit Corp.           730,870
               15,800         Greater Bay Bancorp        486,008
               49,100         Hibernia Corp.             971,689
               30,400         M&T Bank Corp.           2,607,104
               21,300         Mercantile
                               Bankshares Corp.          873,939
               64,700         National Commerce
                               Financial Corp.         1,701,610
               53,300         North Fork
                               Bancorporation,
                               Inc.                    2,121,873
               13,800         Provident Financial
                               Group, Inc.               400,338
               24,600    @    Silicon Valley
                               Bancshares                648,456
               24,800         TCF Financial Corp.      1,217,680
               10,500         Westamerica
                               Bancorporation            415,380
                                                    ------------
                                                      19,105,366
                                                    ------------
                              BEVERAGES: 0.62%
               28,900    @    Constellation
                               Brands, Inc.              924,800
               49,300         PepsiAmericas, Inc.        736,542
                                                    ------------
                                                       1,661,342
                                                    ------------
                              BIOTECHNOLOGY: 0.85%
               19,900    @    IDEC Pharmaceuticals
                               Corp.                     705,455
               22,700    @    Incyte Genomics,
                               Inc.                      165,029
               89,900    @    Millennium
                               Pharmaceuticals,
                               Inc.                    1,092,285
               26,800    @    Protein Design Labs,
                               Inc.                      291,048
                                                    ------------
                                                       2,253,817
                                                    ------------
                              BUILDING MATERIALS: 0.39%
               16,100         Martin Marietta
                               Materials, Inc.           627,900
               12,200         York Intl. Corp.           412,238
                                                    ------------
                                                       1,040,138
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              CHEMICALS: 2.85%
               36,400    @    Airgas, Inc.          $    629,720
               17,800         Albemarle Corp.            547,350
               18,900         Cabot Corp.                541,485
               10,100    @    Cabot
                               Microelectronics
                               Corp.                     435,916
               16,100    @    Cytec Industries,
                               Inc.                      506,184
               13,000         Ferro Corp.                391,950
                8,600         HB Fuller Co.              251,894
               33,200         IMC Global, Inc.           415,000
               21,900         Lubrizol Corp.             733,650
               38,900         Lyondell Chemical
                               Co.                       587,390
                5,400         Minerals
                               Technologies, Inc.        266,328
                5,600         Olin Corp.                 124,040
               60,600         RPM, Inc.                  924,150
               15,400         Schulman (A.), Inc.        330,315
               29,400         Solutia, Inc.              206,388
               15,300         Valspar Corp.              690,642
                                                    ------------
                                                       7,582,402
                                                    ------------
                              COMMERCIAL SERVICES: 2.86%
               12,400         Banta Corp.                445,160
               23,300    @    DeVry, Inc.                532,172
               15,500    @    Education Management
                               Corp.                     631,315
               32,100    @    First Health Group
                               Corp.                     900,084
               37,300    @    Gartner, Inc.              350,620
               14,600         Kelly Services, Inc.       394,346
                5,000    @    Korn/Ferry Intl.            45,500
               10,000         Manpower, Inc.             367,500
               52,400    @    MPS Group, Inc.            445,400
                8,300    @    NCO Group, Inc.            180,774
               18,600    @    Plexus Corp.               336,660
               22,300    @    Quanta Services,
                               Inc.                      220,101
                9,700         Rollins, Inc.              197,298
                7,900    @    Sotheby's Holdings         112,575
                4,900    @    Sylvan Learning
                               Systems, Inc.              97,706
               22,300    @    United Rentals, Inc.       486,140
               16,800    @    Valassis
                               Communications,
                               Inc.                      613,200
               49,100         Viad Corp.               1,276,600
                                                    ------------
                                                       7,633,151
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                              COMPUTERS: 4.88%
               42,100    @    Affiliated Computer
                               Services, Inc.       $  1,998,908
               15,600    @    BISYS Group, Inc.          519,480
               45,000    @    Ceridian Corp.             854,100
               39,500    @    DST Systems, Inc.        1,805,545
               25,400         Henry (Jack) &
                               Associates                423,926
               10,800    @    Imation Corp.              321,408
                9,900    @    InFocus Corp.              116,622
               35,300    @    McData Corp.               310,993
               19,500    @    Mentor Graphics
                               Corp.                     277,290
               30,500         Reynolds & Reynolds
                               Co.                       852,475
               21,400    @    Sandisk Corp.              265,360
               56,700    @    Storage Technology
                               Corp.                     905,499
               92,000    @    Sungard Data
                               Systems, Inc.           2,436,160
               15,400    @    SYKES Enterprises,
                               Inc.                      118,411
               32,900    @    Synopsys, Inc.           1,803,249
                                                    ------------
                                                      13,009,426
                                                    ------------
                              DISTRIBUTION/WHOLESALE: 0.79%
               23,800         Fastenal Co.               916,538
               31,200    @    Tech Data Corp.          1,180,920
                                                    ------------
                                                       2,097,458
                                                    ------------
                              DIVERSIFIED FINANCIAL SERVICES:
                               1.96%
               24,300         AG Edwards, Inc.           944,541
               27,300    @    AmeriCredit Corp.          765,765
                9,000         Eaton Vance Corp.          280,800
               15,200    @    Investment
                               Technology Group,
                               Inc.                      497,040
               29,700         Legg Mason, Inc.         1,465,398
               29,700         Metris Cos., Inc.          246,807
               21,400         Neuberger Berman,
                               Inc.                      783,240
               10,100         Waddell & Reed
                               Financial, Inc.           231,492
                                                    ------------
                                                       5,215,083
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              ELECTRIC: 4.79%
               25,600         Allete, Inc.          $    693,760
               28,200         Alliant Energy Corp.       724,740
                8,000         Black Hills Corp.          276,880
               19,800         Cleco Corp.                433,620
               49,825         Conectiv                 1,268,046
               13,700         DQE, Inc.                  191,800
               50,900         Energy East Corp.        1,150,340
               18,600         Great Plains Energy,
                               Inc.                      378,510
               10,700         Hawaiian Electric
                               Industries                455,285
               11,900         IDACORP, Inc.              327,369
               21,400         MDU Resources Group,
                               Inc.                      562,606
               17,900         Northeast Utilities        336,699
               21,900         NSTAR                      980,682
               23,700         OGE Energy Corp.           541,782
               12,900         PNM Resources, Inc.        312,180
               13,900         Potomac Electric
                               Power                     298,572
               28,300         Puget Energy, Inc.         584,395
               33,600         SCANA Corp.              1,037,232
               29,400         Sierra Pacific
                               Resources                 229,320
               22,000         Westar Energy, Inc.        337,700
               50,500         Wisconsin Energy
                               Corp.                   1,276,135
                9,300         WPS Resources Corp.        379,719
                                                    ------------
                                                      12,777,372
                                                    ------------
                              ELECTRICAL COMPONENTS & EQUIPMENT:
                               0.75%
               10,100         Ametek, Inc.               376,225
               28,400    @    Energizer Holdings,
                               Inc.                      778,728
               24,900         Hubbell, Inc.              850,335
                                                    ------------
                                                       2,005,288
                                                    ------------
                              ELECTRONICS: 1.58%
               54,800    @    Arrow Electronics,
                               Inc.                    1,137,100
               36,100         Avnet, Inc.                793,839
                4,200    @    FEI Co.                    102,942
               21,800    @    Gentex Corp.               598,846
               25,000    @    Kemet Corp.                446,500
               51,900    @    Vishay
                               Intertechnology,
                               Inc.                    1,141,800
                                                    ------------
                                                       4,221,027
                                                    ------------
                              ENGINEERING & CONSTRUCTION: 0.38%
               15,300    @    Dycom Industries,
                               Inc.                      178,857
               11,000         Granite
                               Construction, Inc.        278,300
               15,700    @    Jacobs Engineering
                               Group, Inc.               546,046
                                                    ------------
                                                       1,003,203
                                                    ------------
                              ENTERTAINMENT: 0.56%
               32,300    @    GTECH Holdings Corp.       824,942
               16,600         International
                               Speedway Corp.            665,660
                                                    ------------
                                                       1,490,602
                                                    ------------
                              ENVIRONMENTAL CONTROL: 0.37%
               52,200    @    Republic Services,
                               Inc.                      995,454
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              FOOD: 3.54%
               29,262    @    Dean Foods Co.        $  1,091,473
               18,700         Dole Food Co.              539,495
                4,600         Dreyer's Grand Ice
                               Cream, Inc.               315,560
               43,500         Hormel Foods Corp.       1,041,390
               17,900         Interstate Bakeries        516,952
               16,110         JM Smucker Co.             549,834
               17,800         McCormick & Co.,
                               Inc.                      458,350
               15,600         Ruddick Corp.              264,576
               15,400         Sensient
                               Technologies Corp.        350,504
               37,200    @    Smithfield Foods,
                               Inc.                      690,060
               16,690         Tootsie Roll
                               Industries, Inc.          643,561
              116,255         Tyson Foods, Inc.        1,803,115
               24,400    @    Whole Foods Market,
                               Inc.                    1,176,568
                                                    ------------
                                                       9,441,438
                                                    ------------
                              FOREST PRODUCTS & PAPER: 0.52%
               10,500         Glatfelter                 197,400
               10,500         Longview Fibre Co.          98,910
                8,500         Potlatch Corp.             289,170
               12,000         Rayonier, Inc.             589,560
               16,700         Wausau-Mosinee Paper
                               Corp.                     201,235
                                                    ------------
                                                       1,376,275
                                                    ------------
                              GAS: 0.80%
               23,300         AGL Resources, Inc.        540,560
               31,300         Oneok, Inc.                687,035
               19,000         Vectren Corp.              476,900
               16,200         WGL Holdings, Inc.         419,580
                                                    ------------
                                                       2,124,075
                                                    ------------
                              HAND/MACHINE TOOLS: 0.06%
                4,500         Kennametal, Inc.           164,700
                                                    ------------
                              HEALTHCARE -- PRODUCTS: 3.06%
               35,400    @    Apogent
                               Technologies, Inc.        728,178
               19,800         Beckman Coulter,
                               Inc.                      988,020
               70,800    @    Cytyc Corp.                539,496
               24,300         Dentsply Intl., Inc.       896,913
               19,100    @    Edwards Lifesciences
                               Corp.                     443,120
               13,600    @    Henry Schein, Inc.         605,200
               20,300         Hillenbrand
                               Industries, Inc.        1,139,845
               30,100    @    Patterson Dental Co.     1,514,933
               23,300    @    Steris Corp.               445,263
               21,100    @    Varian Medical
                               Systems, Inc.             855,605
                                                    ------------
                                                       8,156,573
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                              HEALTHCARE -- SERVICES: 4.01%
               14,900    @    Apria Healthcare
                               Group, Inc.          $    333,760
                8,100    @    Covance, Inc.              151,875
               41,400    @    Health Net, Inc.         1,108,278
               12,100    @    LifePoint Hospitals,
                               Inc.                      439,351
               14,200    @    Lincare Holdings,
                               Inc.                      458,660
               48,300    @    Oxford Health Plans      2,244,018
               30,900    @    Quest Diagnostics        2,658,945
                9,500    @    Triad Hospitals,
                               Inc.                      402,610
               19,800    @    Trigon Healthcare,
                               Inc.                    1,991,484
               18,100    @    Universal Health
                               Services, Inc.            886,900
                                                    ------------
                                                      10,675,881
                                                    ------------
                              HOME BUILDERS: 1.35%
               42,800         Clayton Homes, Inc.        676,240
               46,300         DR Horton, Inc.          1,205,189
               28,200         Lennar Corp.             1,725,840
                                                    ------------
                                                       3,607,269
                                                    ------------
                              HOME FURNISHINGS: 0.43%
               24,800    @    Furniture Brands
                               Intl., Inc.               750,200
               33,600    @    Polycom, Inc.              402,864
                                                    ------------
                                                       1,153,064
                                                    ------------
                              HOUSEHOLD PRODUCTS/WARES: 1.11%
               25,500         Blyth, Inc.                796,110
               12,200         Church & Dwight,
                               Inc.                      382,226
               53,800         Dial Corp.               1,077,076
               22,746         Pennzoil-Quaker
                               State Co.                 489,721
                9,600         Wallace Computer
                               Services, Inc.            206,400
                                                    ------------
                                                       2,951,533
                                                    ------------
                              INSURANCE: 4.80%
               16,400         Allmerica Financial
                               Corp.                     757,680
               30,000         American Financial
                               Group, Inc.               717,000
               13,400         AmerUs Group Co.           497,140
               16,300    @@   Everest Re Group
                               Ltd.                      911,985
               51,090         Fidelity National
                               Financial, Inc.         1,614,444
               28,500         Gallagher Arthur J.
                               & Co.                     987,525
                8,200         HCC Insurance
                               Holdings, Inc.            216,070
               13,200         Horace Mann
                               Educators Corp.           246,444
               16,900         Leucadia National
                               Corp.                     535,054
               13,700         Mony Group, Inc.           465,937
               18,800    @    Ohio Casualty Corp.        392,920
               39,100         Old Republic Intl.
                               Corp.                   1,231,650
               29,700         PMI Group, Inc.          1,134,540
               22,300         Protective Life
                               Corp.                     738,130
               30,300         Radian Group, Inc.       1,480,155
                9,800         StanCorp Financial
                               Group, Inc.               543,900
                8,900         Unitrin, Inc.              318,353
                                                    ------------
                                                      12,788,927
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              INTERNET: 2.11%
               18,900    @    Avocent Corp.         $    300,888
               25,400    @    Checkfree Corp.            397,256
              210,400    @    E*trade Group, Inc.      1,148,784
               18,800    @    IndyMac BanCorp,
                               Inc.                      426,384
               13,200    @    Internet Security
                               Systems                   173,184
               18,000    @    Macromedia, Inc.           159,660
               78,000    @    Network Associates,
                               Inc.                    1,503,060
               45,900    @    Symantec Corp.           1,507,815
                                                    ------------
                                                       5,617,031
                                                    ------------
                              IRON/STEEL: 0.22%
               29,800         AK Steel Holding
                               Corp.                     381,738
                7,400         Carpenter Technology       213,194
                                                    ------------
                                                         594,932
                                                    ------------
                              LODGING: 0.48%
                8,900    @    Mandalay Resort
                               Group                     245,373
               99,700    @    Park Place
                               Entertainment Corp.     1,021,925
                                                    ------------
                                                       1,267,298
                                                    ------------
                              MACHINERY -- DIVERSIFIED: 0.59%
               23,800         AGCO Corp.                 464,100
               16,814         Albany Intl. Corp.         452,465
               11,100         Nordson Corp.              273,726
                7,400         Tecumseh Products
                               Co.                       392,792
                                                    ------------
                                                       1,583,083
                                                    ------------
                              MEDIA: 2.65%
               33,500         Belo Corp.                 757,435
                7,100    @    Emmis Communications
                               Corp.                     150,449
               15,500    @    Entercom
                               Communications
                               Corp.                     711,450
               34,100    @    Hispanic
                               Broadcasting Corp.        890,010
               24,700         Lee Enterprises,
                               Inc.                      864,500
                6,600         Media General, Inc.        396,000
               12,000    @    Scholastic Corp.           454,800
                3,100         Washington Post          1,689,500
               34,300    @    Westwood One, Inc.       1,146,306
                                                    ------------
                                                       7,060,450
                                                    ------------
                              METAL FABRICATE/HARDWARE: 0.28%
                8,400         Kaydon Corp.               198,324
               16,800         Precision Castparts
                               Corp.                     554,400
                                                    ------------
                                                         752,724
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              MISCELLANEOUS MANUFACTURING: 2.54%
                9,800         Carlisle Cos., Inc.   $    440,804
               19,900         Donaldson Co., Inc.        697,296
               11,600         Federal Signal Corp.       278,400
               17,000         Harsco Corp.               637,500
               15,800         Lancaster Colony
                               Corp.                     563,428
               16,300         Pentair, Inc.              783,704
               16,900         Pittston Brink's
                               Group                     405,600
               18,300         SPX Corp.                2,150,250
               12,000         Teleflex, Inc.             685,800
                5,800         Trinity Industries,
                               Inc.                      120,176
                                                    ------------
                                                       6,762,958
                                                    ------------
                              OFFICE FURNISHINGS: 0.43%
               22,500         Herman Miller, Inc.        456,750
               25,000         HON Industries, Inc.       680,500
                                                    ------------
                                                       1,137,250
                                                    ------------
                              OIL & GAS: 3.44%
               60,200         ENSCO Intl., Inc.        1,641,052
               15,000    @    Forest Oil Corp.           426,450
               16,600         Helmerich & Payne,
                               Inc.                      592,952
               14,600         Murphy Oil Corp.         1,204,500
               16,800         Noble Energy, Inc.         605,640
               57,700         Ocean Energy, Inc.       1,250,359
               23,500    @    Patterson-UTI
                               Energy, Inc.              663,405
               14,500    @    Pioneer Natural
                               Resources Co.             377,725
               41,700    @    Pride Intl., Inc.          653,022
               46,800         Valero Energy Corp.      1,751,256
                                                    ------------
                                                       9,166,361
                                                    ------------
                              OIL & GAS SERVICES: 1.40%
                6,400    @    Cooper Cameron Corp.       309,888
                7,300    @    FMC Technologies,
                               Inc.                      151,548
                8,300    @    Hanover Compressor
                               Co.                       112,050
               10,600    @    National-Oilwell,
                               Inc.                      223,130
                6,100    @    Smith Intl., Inc.          415,959
                7,800         Tidewater, Inc.            256,776
               32,300    @    Varco Intl., Inc.          566,542
               39,000    @    Weatherford Intl.
                               Ltd.                    1,684,800
                                                    ------------
                                                       3,720,693
                                                    ------------
                              PACKAGING & CONTAINERS: 0.57%
               34,200    @    Packaging Corp. of
                               America                   680,238
               29,980         Sonoco Products Co.        849,034
                                                    ------------
                                                       1,529,272
                                                    ------------
                              PHARMACEUTICALS: 3.39%
               29,500    @    AdvancePCS                 706,230
               23,700    @    Barr Laboratories,
                               Inc.                    1,505,661
               25,800    @    Express Scripts,
                               Inc.                    1,292,838
               63,100    @    Gilead Sciences,
                               Inc.                    2,074,728
               26,200         ICN Pharmaceuticals,
                               Inc.                      634,302
               55,800         Mylan Laboratories       1,749,330
               30,000         Omnicare, Inc.             787,800
               29,100    @    Sepracor, Inc.             277,905
                                                    ------------
                                                       9,028,794
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP Index
Plus MidCap
Portfolio

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                              PIPELINES: 0.83%
               42,500         Aquila, Inc.          $    340,000
               19,700         Equitable Resources,
                               Inc.                      675,710
               25,200         National Fuel Gas
                               Co.                       567,252
               25,300         Questar Corp.              624,910
                                                    ------------
                                                       2,207,872
                                                    ------------
                              REITS: 0.27%
               19,400         Hospitality
                               Properties Trust          708,100
                                                    ------------
                              RETAIL: 6.75%
               21,033    @    99 Cents Only Stores       539,496
               43,500    @    Abercrombie & Fitch
                               Co.                     1,049,220
                9,200    @    American Eagle
                               Outfitters                194,488
               36,300    @    Barnes & Noble, Inc.       959,409
                9,200    @    BJ's Wholesale Club,
                               Inc.                      354,200
               19,300         BOB Evans Farms            607,564
               35,200    @    Borders Group, Inc.        647,680
               12,650    @    Brinker Intl., Inc.        401,638
               31,600         CBRL Group, Inc.           964,432
               28,900    @    CDW Computer
                               Centers, Inc.           1,352,809
               14,600    @    Cheesecake Factory         518,008
               12,800         Claire's Stores,
                               Inc.                      293,120
               28,600    @    Copart, Inc.               464,178
               36,700    @    Dollar Tree Stores,
                               Inc.                    1,446,347
               10,600         Longs Drug Stores
                               Corp.                     299,874
               34,700    @    Michaels Stores,
                               Inc.                    1,353,300
               16,000    @    Neiman-Marcus Group,
                               Inc.                      555,200
               25,400    @    Outback Steakhouse,
                               Inc.                      891,540
                5,900    @    Papa John's Intl.,
                               Inc.                      197,001
               10,200    @    Payless Shoesource,
                               Inc.                      588,030
               44,300         Ross Stores, Inc.        1,805,225
               43,800    @    Saks, Inc.                 562,392
               63,200    @    Williams-Sonoma,
                               Inc.                    1,937,712
                                                    ------------
                                                      17,982,863
                                                    ------------
                              SAVINGS & LOANS: 2.93%
               28,100         Astoria Financial
                               Corp.                     900,605
               43,700         Golden State
                               BanCorp, Inc.           1,584,125
               32,900         Greenpoint Financial
                               Corp.                   1,615,390
               31,900         Independence
                               Community Bank            916,487
               14,100         New York Community
                               BanCorp, Inc.             382,110
               28,100         Roslyn BanCorp, Inc.       613,423
               83,100         Sovereign BanCorp,
                               Inc.                    1,242,345
               14,800         Webster Financial
                               Corp.                     565,952
                                                    ------------
                                                       7,820,437
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              SEMICONDUCTORS: 3.67%
               27,500    @    Cirrus Logic, Inc.    $    205,975
               23,400    @    Cree, Inc.                 309,582
               36,400    @    Cypress
                               Semiconductor Corp.       552,552
               63,200    @    Fairchild
                               Semiconductor
                               Intl., Inc.             1,535,760
               32,600    @    Integrated Device
                               Technology, Inc.          591,364
                8,100    @    International
                               Rectifier Corp.           236,115
               43,000    @    Intersil Corp.             919,340
               42,000    @    Lam Research Corp.         755,160
               29,600    @    Micrel, Inc.               425,648
              111,350    @    Microchip
                               Technology, Inc.        3,054,330
                4,200    @    MIPS Technologies,
                               Inc.                       23,394
               30,400    @    Semtech Corp.              811,680
               56,200    @    Triquint
                               Semiconductor, Inc.       360,242
                                                    ------------
                                                       9,781,142
                                                    ------------
                              SOFTWARE: 4.30%
               20,000    @    Activision, Inc.           581,200
               11,400    @    Acxiom Corp.               199,386
                4,300    @    Advent Software,
                               Inc.                      110,510
               21,700    @    Certegy, Inc.              805,287
               26,933    @    ChoicePoint, Inc.        1,224,643
                6,900    @    CSG Systems Intl.          132,066
               32,500    @    Dun & Bradstreet
                               Corp.                   1,074,125
               76,600    @    Electronic Arts,
                               Inc.                    5,059,430
               21,500         Keane, Inc.                274,125
               10,900    @    Legato Systems, Inc.        39,240
                6,900    @    National Instruments
                               Corp.                     224,664
                6,900    @    Retek, Inc.                167,670
               34,700         SEI Investments Co.        977,499
               29,400    @    Sybase, Inc.               310,170
               13,900    @    Transaction Systems
                               Architects, Inc.          163,464
               25,300    @    Wind River Systems         126,753
                                                    ------------
                                                      11,470,232
                                                    ------------
                              TELECOMMUNICATIONS: 1.64%
               43,100    @    3Com Corp.                 189,640
               12,400    @    Adtran, Inc.               235,588
               33,700    @    Advanced Fibre
                               Communication             557,398
               19,500    @    CommScope, Inc.            243,750
               20,000         Harris Corp.               724,800
               12,400    @    Newport Corp.              194,184
               13,900    @    Plantronics, Inc.          264,239
               27,100    @    Powerwave
                               Technologies, Inc.        248,236
               23,100    @    Price Communications
                               Corp.                     369,600
               21,800    @    RF Micro Devices,
                               Inc.                      166,116
               19,300         Telephone & Data
                               Systems, Inc.           1,168,615
                                                    ------------
                                                       4,362,166
                                                    ------------
                              TEXTILES: 0.82%
               35,500    @    Mohawk Industries,
                               Inc.                    2,184,315
                                                    ------------

       Shares                                           Value
-----------------------------------------------------------------
                              TRANSPORTATION: 1.63%
               23,700         Airborne, Inc.        $    455,040
               11,100         Alexander & Baldwin,
                               Inc.                      283,383
               26,200         CH Robinson
                               Worldwide, Inc.           878,486
               21,100         CNF, Inc.                  801,378
                6,400    @    EGL, Inc.                  108,544
               32,000         Expeditors Intl.
                               Washington, Inc.        1,061,120
                4,500         Overseas Shipholding
                               Group                      94,860
               28,500    @    Swift Transportation
                               Co., Inc.                 664,050
                                                    ------------
                                                       4,346,861
                                                    ------------
                              TRUCKING & LEASING: 0.16%
               14,600         GATX Corp.                 439,460
                                                    ------------
                              WATER: 0.54%
               33,100         American Water Works
                               Co., Inc.               1,430,250
                                                    ------------

                              Total Common Stock
                                (Cost
                               $265,255,231)         256,517,205
                                                    ------------
WARRANTS: 0.00%
                              SAVINGS & LOANS: 0.00%
               14,200    @    Dime BanCorp, Inc.           1,420
                                                    ------------
                              Total Warrants (Cost
                               $4,411)                     1,420
                                                    ------------
                              Total Long-Term
                               Investments (Cost
                               $265,259,642)         256,518,625
                                                    ------------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 3.73%
     $9,949,000         FHLB Discount
                         Note, 1.900%, due
                         07/01/02                    $  9,949,000
                                                     ------------
                        Total Short-Term
                         Investments (Cost
                         $9,949,000)                    9,949,000
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $275,208,642)*      99.99%  $266,467,625
                        OTHER ASSETS AND
                         LIABILITIES-NET      0.01%        30,967
                                            -------  ------------
                        NET ASSETS          100.00%  $266,498,592
                                            =======  ============

@   Non-income producing security
@@  Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                  $ 11,329,714
                        Gross Unrealized
                         Depreciation                   (20,070,731)
                                                       ------------
                        Net Unrealized
                         Depreciation                  $ (8,741,017)
                                                       ============

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
COMMON STOCK: 98.57%
                               ADVERTISING: 0.20%
                5,000    @     Advo, Inc.            $   190,350
                                                     -----------
                               AEROSPACE/DEFENSE: 2.02%
                9,750    @     Alliant Techsystems,
                                Inc.                     622,050
                7,900    @     Armor Holdings, Inc.      201,450
                9,100    @     BE Aerospace, Inc.        119,938
                2,700          Curtiss-Wright Corp.      216,000
                4,300    @     DRS Technologies,
                                Inc.                     183,825
                5,300    @     Esterline
                                Technologies Corp.       120,310
                5,500          Kaman Corp.                92,180
                7,700    @     Teledyne
                                Technologies, Inc.       158,697
                4,100    @     Triumph Group, Inc.       182,860
                                                     -----------
                                                       1,897,310
                                                     -----------
                               AGRICULTURE: 0.20%
                3,900          Delta & Pine Land
                                Co.                       78,390
               15,700          DIMON, Inc.               108,644
                                                     -----------
                                                         187,034
                                                     -----------
                               AIRLINES: 0.74%
               11,800    @     Atlantic Coast
                                Airlines Holdings,
                                Inc.                     256,060
                8,600    @     Mesa Air Group, Inc.       79,120
                1,400    @     Midwest Express
                                Holdings, Inc.            18,480
               14,500          Skywest, Inc.             339,155
                                                     -----------
                                                         692,815
                                                     -----------
                               APPAREL: 1.96%
                2,100    @     Ashworth, Inc.             18,921
               12,900    @     Gymboree Corp.            206,658
                1,400          Haggar Corp.               22,470
               11,100          Kellwood Co.              360,750
                4,800          K-Swiss, Inc.             124,704
                8,900    @     Nautica Enterprises,
                                Inc.                     115,611
                5,500          Oshkosh B'Gosh, Inc.      239,194
                3,300          Oxford Industries,
                                Inc.                      92,400
               11,800          Phillips-Van Heusen       184,080
                2,500    @     Quiksilver, Inc.           62,000
                8,300          Russell Corp.             159,775
               10,100          Stride Rite Corp.          80,800
               10,300          Wolverine World
                                Wide, Inc.               179,735
                                                     -----------
                                                       1,847,098
                                                     -----------
                               AUTO MANUFACTURERS: 0.54%
                7,400          Oshkosh Truck Corp.       437,414
                6,600          Wabash National
                                Corp.                     66,000
                                                     -----------
                                                         503,414
                                                     -----------
                               AUTO PARTS & EQUIPMENT: 0.32%
                2,900          Standard Motor
                                Products, Inc.            49,155
                6,200          Titan Intl., Inc.          25,730
               16,400    @     Tower Automotive,
                                Inc.                     228,780
                                                     -----------
                                                         303,665
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               BANKS: 4.36%
                8,200          Chittenden Corp.      $   237,636
               10,300          Community First
                                Bankshares, Inc.         268,727
               13,400          Cullen/Frost
                                Bankers, Inc.            481,730
                6,000          East-West BanCorp,
                                Inc.                     207,120
                6,800          First BanCorp Puerto
                                Rico                     256,360
               12,462          First Midwest
                                BanCorp, Inc.            346,194
                3,200    @     First Republic Bank        88,000
                2,900          GBC BanCorp                83,955
               11,600          Hudson United
                                BanCorp                  331,296
                6,689          Provident Bankshares
                                Corp.                    158,462
                7,700          Riggs National Corp.      114,807
               10,600          South Financial
                                Group, Inc.              237,535
                3,500    @     Southwest BanCorp of
                                Texas, Inc.              126,770
                4,500          Sterling Bancshares,
                                Inc.                      66,465
                9,650          Susquehanna
                                Bancshares, Inc.         219,152
               18,248          Trustco Bank Corp.        240,326
               11,000          United Bankshares,
                                Inc.                     323,180
               10,125          Whitney Holding
                                Corp.                    311,243
                                                     -----------
                                                       4,098,958
                                                     -----------
                               BEVERAGES: 0.10%
                2,200          Coca-Cola Bottling
                                Co.                       94,600
                                                     -----------
                               BIOTECHNOLOGY: 0.44%
                8,200    @     Arqule, Inc.               55,350
               15,500    @     Bio-Technology
                                General Corp.             93,155
                2,600          Cambrex Corp.             104,260
                   74    @     Enzo Biochem, Inc.          1,060
               11,200    @     Regeneron
                                Pharmaceuticals,
                                Inc.                     162,512
                                                     -----------
                                                         416,337
                                                     -----------
                               BUILDING MATERIALS: 1.70%
                9,600          Apogee Enterprises,
                                Inc.                     137,856
                1,300          Butler Manufacturing
                                Co.                       35,685
                5,000          Elcor Corp.               136,750
               12,550          Florida Rock
                                Industries, Inc.         449,416
               14,802          Lennox Intl., Inc.        266,288
                3,000    @     Simpson
                                Manufacturing Co.,
                                Inc.                     171,390
                9,200          Texas Industries,
                                Inc.                     289,708
                4,700          Universal Forest
                                Products, Inc.           110,074
                                                     -----------
                                                       1,597,167
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               CHEMICALS: 1.85%
                5,800          Arch Chemicals, Inc.  $   143,260
                3,500          ChemFirst, Inc.           100,275
                7,600          Georgia Gulf Corp.        200,944
                8,300          MacDermid, Inc.           178,450
                7,200          OM Group, Inc.            446,400
               12,800    @     Omnova Solutions,
                                Inc.                     107,520
                1,300          Penford Corp.              23,530
               31,800          PolyOne Corp.             357,750
                2,000          Quaker Chemical
                                Corp.                     49,000
                7,700          Wellman, Inc.             128,975
                                                     -----------
                                                       1,736,104
                                                     -----------
                               COAL: 0.26%
               19,600          Massey Energy Co.         248,920
                                                     -----------
                               COMMERCIAL SERVICES: 4.41%
                2,300          Aaron Rents, Inc.          55,085
               12,900          ABM Industries, Inc.      223,944
                2,900    @     Administaff, Inc.          29,000
                7,600    @     Arbitron, Inc.            237,120
                7,900          Bowne & Co., Inc.         116,446
                8,300    @     CDI Corp.                 270,165
                9,000          Central Parking
                                Corp.                    205,650
                2,600          Chemed Corp.               97,994
                4,400    @     Consolidated
                                Graphics, Inc.            82,588
               10,800    @     Corinthian Colleges,
                                Inc.                     366,012
                2,100          CPI Corp.                  40,929
                3,700    @     Hall Kinion &
                                Associates, Inc.          27,787
               16,600          Hooper Holmes, Inc.       132,800
                1,300    @     Insurance Auto
                                Auctions, Inc.            25,350
               16,100    @     ITT Educational
                                Services, Inc.           350,980
               10,500    @     Kroll, Inc.               220,290
               15,100    @     Labor Ready, Inc.          88,335
                6,100    @     MAXIMUS, Inc.             193,370
                3,400    @     Memberworks, Inc.          63,002
                2,300    @     Midas, Inc.                28,773
                9,400    @     On Assignment, Inc.       167,320
                6,200    @     Parexel Intl. Corp.        86,242
               13,400    @     Pharmaceutical
                                Product
                                Development, Inc.        352,956
                4,800    @     Pre-Paid Legal
                                Services, Inc.            95,520
                6,700    @     PRG-Schultz Intl.,
                                Inc.                      82,477
                4,300    @     SourceCorp.               113,950
               15,400    @     Spherion Corp.            183,260
                1,600    @     Startek, Inc.              42,784
                7,000    @     Volt Information
                                Sciences, Inc.           171,430
                                                     -----------
                                                       4,151,559
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               COMPUTERS: 2.20%
                7,100          Analysts Intl. Corp.  $    30,175
                5,100    @     Brooktrout, Inc.           29,070
                7,100    @     CACI Intl., Inc.          271,149
                4,400    @     Catapult
                                Communications
                                Corp.                     96,232
               15,600    @     Ciber, Inc.               113,100
                6,100    @     Computer Task Group,
                                Inc.                      30,317
                8,800          Factset Research
                                Systems, Inc.            261,976
                2,800    @     Hutchinson
                                Technology, Inc.          43,792
                8,525    @     Kronos, Inc.              259,919
                7,000    @     Manhattan
                                Associates, Inc.         225,120
                5,700    @     Mercury Computer
                                Systems, Inc.            123,519
                4,300    @     Micros Systems, Inc.      119,153
                7,700    @     NYFIX, Inc.                65,450
                7,300    @     Radiant Systems,
                                Inc.                      95,119
                4,900    @     Radisys Corp.              56,987
                8,400    @     Rainbow
                                Technologies, Inc.        41,328
                4,600    @     SCM Microsystems,
                                Inc.                      61,548
                8,700    @     Systems & Computer
                                Technology Corp.         117,537
                1,500          Talx Corp.                 28,440
                                                     -----------
                                                       2,069,931
                                                     -----------
                               DISTRIBUTION/WHOLESALE: 1.07%
                3,800    @     Bell Microproducts,
                                Inc.                      30,590
                3,600    @     Building Material
                                Holding Corp.             51,732
               10,400          Hughes Supply, Inc.       466,960
                2,625    @     SCP Pool Corp.             72,870
                8,700    @     United Stationers,
                                Inc.                     264,480
                6,800          Watsco, Inc.              124,100
                                                     -----------
                                                       1,010,732
                                                     -----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.93%
                4,400    @     Financial Federal
                                Corp.                    145,640
                6,800          Jefferies Group,
                                Inc.                     286,280
               12,500          Raymond James
                                Financial, Inc.          355,875
                4,600          SWS Group, Inc.            90,252
                                                     -----------
                                                         878,047
                                                     -----------
                               ELECTRIC: 1.48%
               12,600          Avista Corp.              173,880
                2,700          Central Vermont
                                Public Service
                                Corp.                     47,520
                4,100          CH Energy Group,
                                Inc.                     201,925
               12,400    @     El Paso Electric Co.      171,740
                1,400          Green Mountain Power
                                Corp.                     25,424
                8,800          RGS Energy Group,
                                Inc.                     344,960
                5,000          UIL Holdings Corp.        272,300
                8,100          Unisource Energy
                                Corp.                    150,660
                                                     -----------
                                                       1,388,409
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.72%
                8,400    @     Advanced Energy
                                Industries, Inc.     $   186,312
               13,600    @     Artesyn
                                Technologies, Inc.        88,142
                5,800          Belden, Inc.              120,872
                6,700          C&D Technologies,
                                Inc.                     120,734
                4,271    @     Intermagnetics
                                General Corp.             86,274
               11,300    @     Vicor Corp.                78,987
                                                     -----------
                                                         681,321
                                                     -----------
                               ELECTRONICS: 4.71%
                4,700          Analogic Corp.            231,099
                3,200          Bel Fuse, Inc.             86,560
                8,500    @     Benchmark
                                Electronics, Inc.        246,500
                7,900          Brady Corp.               276,500
                7,900    @     Checkpoint Systems,
                                Inc.                      92,430
                7,400    @     Coherent, Inc.            218,589
                3,600          CTS Corp.                  43,344
               11,600    @     Cymer, Inc.               406,464
                9,300    @     Dionex Corp.              249,147
                9,600    @     DSP Group, Inc.           188,160
                7,200    @     Electro Scientific
                                Industries, Inc.         174,960
                4,300    @     Flir Systems, Inc.        180,471
                5,200    @     Itron, Inc.               136,396
                4,200          Keithley
                                Instruments, Inc.         60,648
                3,700    @     Meade Instruments
                                Corp.                     20,979
               16,200          Methode Electronics       206,874
                6,000          Park Electrochemical
                                Corp.                    159,000
               10,300    @     Paxar Corp.               172,525
                5,200    @     Photon Dynamics,
                                Inc.                     156,000
               14,300          Pioneer Standard
                                Electronics              148,577
                3,100    @     Planar Systems, Inc.       59,675
                5,600    @     Rogers Corp.              152,936
                5,300    @     SBS Technologies,
                                Inc.                      64,920
               10,000          Technitrol, Inc.          233,000
                8,700    @     Trimble Navigation
                                Ltd.                     134,850
                6,900          Watts Industries,
                                Inc.                     136,965
                3,000          Woodward Governor
                                Co.                      177,360
                2,100          X-Rite, Inc.               18,060
                                                     -----------
                                                       4,432,989
                                                     -----------
                               ENGINEERING & CONSTRUCTION: 0.62%
                5,100    @     EMCOR Group, Inc.         299,370
                7,200    @     Insituform
                                Technologies, Inc.       152,496
                4,600    @     URS Corp.                 128,800
                                                     -----------
                                                         580,666
                                                     -----------
                               ENTERTAINMENT: 0.49%
               10,200    @     Argosy Gaming Co.         289,680
                9,100    @     Pinnacle
                                Entertainment, Inc.       96,733
                4,000    @     Shuffle Master, Inc.       73,480
                                                     -----------
                                                         459,893
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               ENVIRONMENTAL CONTROL: 0.60%
                3,700    @     Imco Recycling, Inc.  $    36,445
                4,400    @     Ionics, Inc.              106,700
               13,831    @     Tetra Tech, Inc.          203,316
                6,900    @     Waste Connections,
                                Inc.                     215,556
                                                     -----------
                                                         562,017
                                                     -----------
                               FOOD: 2.05%
                1,900    @     American Italian
                                Pasta Co.                 96,881
                8,900          Corn Products Intl.,
                                Inc.                     276,968
               16,900          Great Atlantic &
                                Pacific Tea Co.          315,861
                8,800    @     Hain Celestial
                                Group, Inc.              162,800
                4,600    @     International
                                Multifoods Corp.         119,600
                2,200    @     J&J Snack Foods
                                Corp.                     98,912
                7,000          Lance, Inc.               102,060
                3,400          Nash Finch Co.            108,664
               11,600    @     Performance Food
                                Group Co.                392,776
                8,000    @     RalCorp Holdings,
                                Inc.                     250,000
                                                     -----------
                                                       1,924,522
                                                     -----------
                               FOREST PRODUCTS & PAPER: 0.46%
                9,100    @     Buckeye
                                Technologies, Inc.        89,180
                9,100          Caraustar
                                Industries, Inc.         113,568
                3,000          Deltic Timber Corp.       103,440
                1,600          Pope & Talbot, Inc.        29,968
                4,000          Schweitzer-Mauduit
                                Intl., Inc.               98,400
                                                     -----------
                                                         434,556
                                                     -----------
                               GAS: 2.60%
               10,500          Atmos Energy Corp.        246,120
                2,300          Cascade Natural Gas
                                Corp.                     48,070
                8,500          Energen Corp.             233,750
                4,500          Laclede Group, Inc.       105,660
                6,750          New Jersey Resources
                                Corp.                    201,488
                8,800          Northwest Natural
                                Gas Co.                  253,000
               11,800          Northwestern Corp.        200,010
                3,800          NUI Corp.                 104,500
                8,300          Piedmont Natural Gas
                                Co.                      306,934
               13,545    @     Southern Union Co.        230,265
                8,500          Southwest Gas Corp.       210,375
                9,500          UGI Corp.                 303,430
                                                     -----------
                                                       2,443,602
                                                     -----------
                               HAND/MACHINE TOOLS: 0.30%
                3,500          Baldor Electric Co.        88,200
                3,600          Milacron, Inc.             36,540
                6,300          Regal-Beloit Corp.        153,153
                                                     -----------
                                                         277,893
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               HEALTHCARE -- PRODUCTS: 3.49%
                2,200    @     Arthrocare Corp.      $    28,292
                1,600    @     Biosite, Inc.              45,040
                7,450    @     Conmed Corp.              166,358
                3,700          Cooper Cos., Inc.         174,270
                3,800          Datascope Corp.           105,032
                7,500          Diagnostic Products
                                Corp.                    277,500
                6,800    @     Haemonetics Corp.         198,560
                4,700    @     Hologic, Inc.              72,803
                3,500    @     ICU Medical, Inc.         108,150
                8,600    @     Idexx Laboratories,
                                Inc.                     221,794
                5,300    @     Inamed Corp.              141,616
                3,300          Invacare Corp.            122,100
               10,100          Mentor Corp.              370,761
                5,000    @     Osteotech, Inc.            36,950
                8,200    @     Resmed, Inc.              241,080
                8,500    @     Respironics, Inc.         289,425
                6,100    @     Sola Intl., Inc.           70,150
                1,600    @     Spacelabs Medical,
                                Inc.                      22,720
                4,000    @     Sybron Dental
                                Specialties, Inc.         74,000
               10,500    @     Techne Corp.              296,310
                6,100    @     Viasys Healthcare,
                                Inc.                     106,445
                3,100          Vital Signs, Inc.         112,065
                                                     -----------
                                                       3,281,421
                                                     -----------
                               HEALTHCARE -- SERVICES: 3.31%
                3,200    @     Ameripath, Inc.            76,800
               20,300    @     Coventry Health
                                Care, Inc.               576,926
                2,800    @     Curative Health
                                Services, Inc.            46,984
                3,100    @     Dianon Systems, Inc.      165,602
               20,500    @     Mid Atlantic Medical
                                Services                 642,675
               11,600    @     Pediatrix Medical
                                Group, Inc.              290,000
               12,000    @     Province Healthcare
                                Co.                      268,320
                4,200    @     RehabCare Group,
                                Inc.                     100,926
               12,750    @     Renal Care Group,
                                Inc.                     397,163
               12,700    @     Sierra Health
                                Services                 283,845
                2,300    @     Sunrise Assisted
                                Living, Inc.              61,640
               24,400    @     US Oncology, Inc.         203,252
                                                     -----------
                                                       3,114,133
                                                     -----------
                               HOME BUILDERS: 2.49%
               13,000    @     Champion
                                Enterprises, Inc.         73,060
                3,700          Coachmen Industries,
                                Inc.                      53,650
                7,800          Fleetwood
                                Enterprises, Inc.         67,860
                7,091          MDC Holdings, Inc.        368,732
                7,650    @     Monaco Coach Corp.        162,945
                1,900    @     NVR, Inc.                 613,700
                7,100          Ryland Group, Inc.        353,225
                2,000          Skyline Corp.              66,000
                  100          Standard-Pacific
                                Corp.                      3,508
                7,400    @     Toll Brothers, Inc.       216,820
                8,200          Winnebago Industries      360,800
                                                     -----------
                                                       2,340,300
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               HOME FURNISHINGS: 1.58%
                7,700    @     Applica, Inc.         $    95,480
                3,500          Bassett Furniture
                                Industries, Inc.          68,246
               13,550          Ethan Allen
                                Interiors, Inc.          472,217
                8,300          Harman Intl.
                                Industries, Inc.         408,775
               15,600          La-Z-Boy, Inc.            393,432
                1,500    @     Royal Appliance
                                Manufacturing Co.          9,675
                2,800    @     Salton, Inc.               40,180
                                                     -----------
                                                       1,488,005
                                                     -----------
                               HOUSEHOLD PRODUCTS/WARES: 1.74%
               11,850    @     Fossil, Inc.              243,636
                7,100          Harland (John H.)
                                Co.                      200,220
                6,000          New England Business
                                Services, Inc.           150,840
                7,000          Russ Berrie & Co.,
                                Inc.                     247,800
                7,700    @     Scotts Co.                349,580
                9,700          Standard Register
                                Co.                      331,643
                4,000          Wd-40 Co.                 111,040
                                                     -----------
                                                       1,634,759
                                                     -----------
                               HOUSEWARES: 0.39%
                1,400    @     Enesco Group, Inc.         12,236
                3,800          Libbey, Inc.              129,580
                1,800          National Presto
                                Industries, Inc.          57,600
                2,900          Toro Co.                  164,836
                                                     -----------
                                                         364,252
                                                     -----------
                               INSURANCE: 2.83%
                5,234          Delphi Financial
                                Group                    226,894
               31,100          First American Corp.      715,300
                7,200          Hilb Rogal &
                                Hamilton Co.             325,800
                6,300          Landamerica
                                Financial Group,
                                Inc.                     198,450
                2,200    @     Philadelphia
                                Consolidated
                                Holding Co.               99,748
                7,400          Presidential Life
                                Corp.                    149,998
                2,600          RLI Corp.                 132,600
                1,900          SCPIE Holdings, Inc.       11,552
                6,100          Selective Insurance
                                Group                    172,813
                7,500    @     Stewart Information
                                Services Corp.           154,125
               16,700    @     UICI                      337,340
                4,200          Zenith National
                                Insurance Corp.          133,770
                                                     -----------
                                                       2,658,390
                                                     -----------
                               INTERNET: 0.24%
                8,600    @     Netegrity, Inc.            52,976
                6,600    @     PC-Tel, Inc.               44,675
                3,300    @     QRS Corp.                  25,707
                7,300    @     Verity, Inc.               80,957
                3,800    @     Zixit Corp.                20,824
                                                     -----------
                                                         225,139
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               IRON/STEEL: 0.72%
                2,800          Cleveland-Cliffs,
                                Inc.                 $    77,280
                8,500          Reliance Steel &
                                Aluminum Co.             259,250
                8,300          Ryerson Tull, Inc.         96,529
               12,000    @     Steel Dynamics, Inc.      197,640
                3,800          Steel Technologies,
                                Inc.                      50,084
                                                     -----------
                                                         680,783
                                                     -----------
                               LEISURE TIME: 1.40%
                5,500          Arctic Cat, Inc.           95,639
                1,800    @     Huffy Corp.                15,534
                4,600    @     K2, Inc.                   47,150
                7,800    @     Pegasus Solutions,
                                Inc.                     136,500
               10,200          Polaris Industries,
                                Inc.                     663,000
                3,700          Thor Industries,
                                Inc.                     263,662
                8,100          WMS Industries, Inc.       99,225
                                                     -----------
                                                       1,320,710
                                                     -----------
                               LODGING: 0.65%
               16,000    @     Aztar Corp.               332,800
                8,300          Marcus Corp.              138,195
               11,100    @     Prime Hospitality
                                Corp.                    144,189
                                                     -----------
                                                         615,184
                                                     -----------
                               MACHINERY -- CONSTRUCTION &
                                MINING: 0.00%
                  100          JLG Industries, Inc.        1,403
                                                     -----------
                               MACHINERY -- DIVERSIFIED: 2.36%
                5,200          Applied Industrial
                                Technologies, Inc.       101,400
                5,300          Briggs & Stratton         203,202
                8,700    @     Brooks-PRI
                                Automation, Inc.         222,372
               11,600    @     Cognex Corp.              232,580
                4,200    @     Flow Intl. Corp.           28,304
                6,600    @     Gardner Denver, Inc.      132,000
               12,300          Graco, Inc.               309,222
               11,400          IDEX Corp.                381,900
                5,400          Lindsay
                                Manufacturing Co.        125,010
                6,050          Manitowoc Co.             214,715
                3,600          Thomas Industries,
                                Inc.                     103,680
                3,400    @     Zebra Technologies
                                Corp.                    163,948
                                                     -----------
                                                       2,218,333
                                                     -----------
                               MEDIA: 0.18%
                5,600    @     Information
                                Holdings, Inc.           136,640
                3,100          Thomas Nelson, Inc.        32,736
                                                     -----------
                                                         169,376
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               METAL FABRICATE/HARDWARE: 2.02%
                5,100          AM Castle & Co.       $    63,648
                5,600          Commercial Metals
                                Co.                      262,864
                6,600          Intermet Corp.             70,884
                2,400          Lawson Products            73,944
                8,900    @     Mueller Industries,
                                Inc.                     282,575
                4,900          Quanex Corp.              214,130
               11,000    @     Shaw Group, Inc.          337,700
               15,600          Timken Co.                348,348
               10,900          Valmont Industries,
                                Inc.                     221,597
                3,600    @     Wolverine Tube, Inc.       27,180
                                                     -----------
                                                       1,902,870
                                                     -----------
                               MINING: 0.13%
                2,100          Century Aluminum Co.       31,269
                3,300          Commonwealth
                                Industries, Inc.          23,727
                5,200    @     RTI Intl. Metals,
                                Inc.                      63,180
                                                     -----------
                                                         118,176
                                                     -----------
                               MISCELLANEOUS MANUFACTURING: 2.63%
               10,700          Acuity Brands, Inc.       194,740
                7,150          AO Smith Corp.            223,152
                9,500          Aptargroup, Inc.          292,125
                2,400    @     AT Cross Co.               18,000
                4,600          Barnes Group, Inc.        105,340
                6,100          Clarcor, Inc.             193,065
                6,900    @     Concord Camera Corp.       35,197
                3,900    @     Cuno, Inc.                141,102
               14,320    @     Griffon Corp.             259,192
                4,100    @     Lydall, Inc.               62,525
                6,373          Myers Industries,
                                Inc.                     109,233
                8,000          Roper Industries,
                                Inc.                     298,400
                1,500    @     SPS Technologies,
                                Inc.                      57,255
                3,000          Standex Intl. Corp.        75,300
                5,900          Sturm Ruger & Co.,
                                Inc.                      83,485
               13,500          Tredegar Corp.            326,025
                                                     -----------
                                                       2,474,136
                                                     -----------
                               OFFICE FURNISHINGS: 0.12%
               13,600          Interface, Inc.           109,344
                                                     -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.11%
                4,700    @     Imagistics Intl.,
                                Inc.                     100,909
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               OIL & GAS: 4.00%
                8,100          Cabot Oil & Gas
                                Corp.                $   185,085
                4,700    @     Evergreen Resources,
                                Inc.                     199,750
                9,400          Frontier Oil Corp.        165,440
               11,500    @     Newfield Exploration
                                Co.                      427,455
                4,300    @     Nuevo Energy Co.           67,940
                9,625          Patina Oil & Gas
                                Corp.                    264,014
                6,300    @     Plains Resources,
                                Inc.                     168,525
               13,900          Pogo Producing Co.        453,418
                3,100    @     Prima Energy Corp.         70,649
                5,600    @     Remington Oil & Gas
                                Corp.                    111,552
                6,400    @     Southwestern Energy
                                Co.                       97,216
                7,100          St. Mary Land &
                                Exploration Co.          169,896
               10,000    @     Tom Brown, Inc.           283,500
                9,400    @     Unit Corp.                163,090
               22,400          Vintage Petroleum,
                                Inc.                     266,560
               32,400          XTO Energy, Inc.          667,440
                                                     -----------
                                                       3,761,530
                                                     -----------
                               OIL & GAS SERVICES: 0.80%
                1,600          CARBO Ceramics, Inc.       59,120
                5,400    @     Input/Output, Inc.         48,600
                7,000    @     Oceaneering Intl.,
                                Inc.                     189,000
                8,800    @     Seacor Smit, Inc.         416,680
                1,500    @     Tetra Technologies,
                                Inc.                      39,825
                                                     -----------
                                                         753,225
                                                     -----------
                               PACKAGING & CONTAINERS: 0.11%
                4,100          Chesapeake Corp.          107,953
                                                     -----------
                               PHARMACEUTICALS: 2.80%
                8,050    @     Accredo Health, Inc.      371,427
               13,800          Alpharma, Inc.            234,324
               14,300    @     Cephalon, Inc.            646,360
                7,900    @     Medicis
                                Pharmaceutical           337,804
               11,500    @     MGI Pharma, Inc.           81,190
                4,500          Natures Sunshine
                                Prods, Inc.               50,895
               17,000    @     NBTY, Inc.                263,160
                5,400    @     Noven
                                Pharmaceuticals,
                                Inc.                     137,700
               11,508    @     Priority Healthcare
                                Corp.                    270,438
                6,100    @     Syncor Intl. Corp.        192,150
                6,100    @     Theragenics Corp.          51,423
                                                     -----------
                                                       2,636,871
                                                     -----------
                               REITS: 0.67%
                5,400          Colonial Properties
                                Trust                    210,330
                1,900          Essex Property
                                Trust, Inc.              103,930
                7,300          Kilroy Realty Corp.       195,275
                3,400          Shurgard Storage
                                Centers, Inc.            117,980
                                                     -----------
                                                         627,515
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               RETAIL: 11.52%
               11,550    @     AnnTaylor Stores
                                Corp.                $   293,254
               14,175          Applebees Intl.,
                                Inc.                     325,316
                4,600          Brown Shoe Co., Inc.      129,260
                4,700          Burlington Coat
                                Factory Warehouse
                                Corp.                     99,875
               13,200          Casey's General
                                Stores, Inc.             158,928
                6,900          Cash America Intl.,
                                Inc.                      63,480
                6,400          Cato Corp.                142,720
                3,000    @     CEC Entertainment,
                                Inc.                     123,900
               14,150    @     Chico's FAS, Inc.         513,928
                6,900    @     Childrens Place           182,857
                6,100    @     Christopher & Banks
                                Corp.                    258,030
                2,200    @     Cost Plus, Inc.            67,010
               16,000    @     Dress Barn, Inc.          247,520
                  100    @     Duane Reade, Inc.           3,405
                4,900    @     Footstar, Inc.            119,903
                6,600          Fred's, Inc.              242,748
                2,200    @     Genesco, Inc.              53,570
                7,800    @     Goody's Family
                                Clothing, Inc.            89,934
                6,100    @     Group 1 Automotive,
                                Inc.                     232,715
                4,400          Hancock Fabrics,
                                Inc.                      81,708
                7,400          Haverty Furniture
                                Cos., Inc.               146,150
                3,200    @     HOT Topic, Inc.            85,472
               15,900    @     Insight Enterprises,
                                Inc.                     400,521
                3,200    @     J Jill Group, Inc.        121,440
               10,100    @     Jack in the Box,
                                Inc.                     321,180
                8,000    @     Jo-Ann Stores, Inc.       233,600
                7,200          Landry's
                                Restaurants, Inc.        183,672
                7,200          Lone Star Steakhouse
                                & Saloon                 169,848
                5,000          Luby's, Inc.               32,900
               10,600    @     Men's Wearhouse,
                                Inc.                     270,300
                1,900    @     O'Charleys, Inc.           48,070
               13,700    @     O'Reilly Automotive,
                                Inc.                     377,572
                7,400    @     Panera Bread Co.          255,078
               17,700          PEP Boys-Manny Moe &
                                Jack                     298,245
                6,300    @     PF Chang's China
                                Bistro, Inc.             197,946
               41,300          Pier 1 Imports, Inc.      867,300
                5,700    @     Rare Hospitality
                                Intl., Inc.              153,444
               11,400          Regis Corp.               308,017
               17,000          Ruby Tuesday, Inc.        329,800
               19,950    @     Ryan's Family STK
                                Houses, Inc.             263,540
                4,200    @     School Specialty,
                                Inc.                     111,552
               13,100    @     ShopKo Stores, Inc.       264,620
               10,512    @     Sonic Corp.               330,182
                9,800    @     Steak N Shake Co.         153,370
               11,100    @     Stein Mart, Inc.          131,757
                6,700    @     TBC Corp.                 106,396
               11,700    @     Too, Inc.                 360,360
                5,300    @     Triarc Cos.               146,280
                7,775    @     Wet Seal, Inc.            188,933
               15,200    @     Zale Corp.                551,000
                                                     -----------
                                                      10,838,606
                                                     -----------

                 See Accompanying Notes to Financial Statements

ING VP INDEX
PLUS SMALLCAP
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                           Value
-----------------------------------------------------------------
                               SAVINGS & LOANS: 3.20%
                6,300          American Financial
                                Holdings, Inc.       $   188,496
                6,400          Anchor BanCorp
                                Wisconsin, Inc.          154,304
               20,400          Commercial Federal
                                Corp.                    591,600
               11,400          Dime Community
                                Bancshares               258,666
                9,830          Downey Financial
                                Corp.                    464,959
                4,500          FirstFed Financial
                                Corp.                    130,500
                5,800          MAF BanCorp, Inc.         218,080
                6,400          Seacoast Financial
                                Services Corp.           160,448
               22,000          Staten Island
                                BanCorp, Inc.            422,400
               16,680          Washington Federal,
                                Inc.                     421,337
                                                     -----------
                                                       3,010,790
                                                     -----------
                               SEMICONDUCTORS: 3.43%
                7,900    @     ATMI, Inc.                176,723
               26,200    @     Axcelis
                                Technologies, Inc.       300,776
                5,200    @     AXT, Inc.                  41,496
                5,600          Cohu, Inc.                 96,768
                4,600    @     Dupont Photomasks,
                                Inc.                     149,408
                2,100    @     Electroglas, Inc.          21,000
               19,100    @     ESS Technology            335,014
               10,000    @     Exar Corp.                197,200
                6,700          Helix Technology
                                Corp.                    138,020
               18,600    @     Kopin Corp.               122,760
                5,200    @     Kulicke & Soffa
                                Industries, Inc.          64,428
                6,600    @     Pericom
                                Semiconductor Corp.       76,494
                3,300    @     Photronics, Inc.           62,502
                9,800    @     Power Integrations,
                                Inc.                     175,410
                4,200    @     Rudolph
                                Technologies, Inc.       104,706
               34,000    @     Skyworks Solutions,
                                Inc.                     188,700
                4,400    @     Standard
                                Microsystems Corp.       103,884
                3,900    @     Supertex, Inc.             68,718
                7,300    @     Therma-Wave, Inc.          83,147
                5,300    @     Three-Five Systems,
                                Inc.                      60,420
               14,200    @     Varian Semiconductor
                                Equipment
                                Associates, Inc.         481,806
                7,500    @     Veeco Instruments,
                                Inc.                     173,325
                                                     -----------
                                                       3,222,705
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               SOFTWARE: 4.01%
               11,000    @     American Management
                                Systems              $   210,210
                4,200    @     Ansys, Inc.                84,420
                9,400    @     Aspen Technology,
                                Inc.                      78,396
                2,900    @     Avid Technology,
                                Inc.                      26,854
                9,550    @     Barra, Inc.               355,069
                3,500    @     Concerto Software,
                                Inc.                      22,050
                8,000    @     Concord
                                Communications,
                                Inc.                     131,840
               10,700    @     Dendrite Intl., Inc.      103,469
               11,600    @     eFunds Corp.              110,072
                8,925          Fair Isaac & Co.,
                                Inc.                     293,365
               12,200    @     Filenet Corp.             176,900
               12,560          Global Payments,
                                Inc.                     373,660
                9,400    @     HNC Software              156,980
               14,600    @     Hyperion Solutions
                                Corp.                    266,265
                7,900    @     Information
                                Resources, Inc.           74,173
                8,800          Inter-Tel, Inc.           150,568
                5,700    @     MRO Software, Inc.         64,866
                8,800          NDCHealth Corp.           245,520
                2,900    @     Phoenix Technologies
                                Ltd.                      29,000
               26,000    @     Pinnacle Systems,
                                Inc.                     285,714
                9,000    @     Progress Software
                                Corp.                    132,831
                5,800    @     Roxio, Inc.                41,760
               10,200    @     Serena Software,
                                Inc.                     139,712
                1,700    @     SPSS, Inc.                 26,418
                9,500    @     Take-Two Interactive
                                Software                 195,605
                                                     -----------
                                                       3,775,717
                                                     -----------
                               STORAGE/WAREHOUSING: 0.06%
                3,400    @     Mobile Mini, Inc.          58,140
                                                     -----------
                               TELECOMMUNICATIONS: 1.14%
               26,800    @     Adaptec, Inc.             211,452
               26,300    @     Aeroflex, Inc.            182,785
                9,600    @     Anixter Intl., Inc.       223,104
                4,000    @     Audiovox Corp.             31,800
                2,200    @     Black Box Corp.            89,606
                3,100    @     Boston
                                Communications
                                Group                     24,924
               11,525    @     Cable Design
                                Technologies Corp.       118,131
                5,700    @     General
                                Communication             38,019
                6,200    @     Metro One
                                Telecommunications        86,552
                3,400    @     Network Equipment
                                Technologies, Inc.        14,620
                3,500    @     Tollgrade
                                Communications,
                                Inc.                      51,345
                                                     -----------
                                                       1,072,338
                                                     -----------
                               TEXTILES: 0.24%
                2,500          Angelica Corp.             43,000
                5,400          G&K Services, Inc.        184,896
                                                     -----------
                                                         227,896
                                                     -----------

       Shares                                           Value
-----------------------------------------------------------------
                               TOYS/GAMES/HOBBIES: 0.39%
                4,500    @     Action Performance
                                Cos., Inc.           $   142,200
                5,700    @     Department 56              92,796
                7,500    @     Jakks Pacific, Inc.       132,825
                                                     -----------
                                                         367,821
                                                     -----------
                               TRANSPORTATION: 2.37%
                2,600    @     Arkansas Best Corp.        66,248
                5,500    @     Forward Air Corp.         180,290
               12,902    @     Heartland Express,
                                Inc.                     308,745
               14,800    @     Kansas City Southern      251,600
                2,200    @     Landstar System,
                                Inc.                     235,070
                5,900    @     Offshore Logistics,
                                Inc.                     140,951
                5,200          Roadway Corp.             186,836
                7,000          Usfreightways Corp.       265,090
               16,633          Werner Enterprises,
                                Inc.                     354,449
                7,300    @     Yellow Corp.              236,520
                                                     -----------
                                                       2,225,799
                                                     -----------
                               WATER: 0.11%
                3,800          American States
                                Water Co.                100,700
                    7          Philadelphia
                                Suburban Corp.               140
                                                     -----------
                                                         100,840
                                                     -----------

                               Total Common Stock
                                 (Cost $92,801,690)   92,715,278
                                                     -----------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.46%
     $1,369,000         FHLB Discount Note,
                         1.900%, due 07/01/02        $ 1,369,000
                                                     -----------
                        Total Short-Term
                         Investments
                         (Cost
                         $1,369,000)                   1,369,000
                                                     -----------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $94,170,690)*     100.03%   $94,084,278
                        OTHER ASSETS AND
                         LIABILITIES-NET    -0.03%       (24,315)
                                           -------   -----------
                        NET ASSETS         100.00%   $94,059,963
                                           =======   ===========

@   Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                        Gross Unrealized
                         Appreciation                   $ 5,013,155
                        Gross Unrealized
                         Depreciation                    (5,099,567)
                                                        -----------
                        Net Unrealized
                         Depreciation                   $   (86,412)
                                                        ===========

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 77.63%
                               AEROSPACE/DEFENSE: 0.72%
               12,000    @     Alliant Techsystems,
                                Inc.                  $    765,600
                4,300          Lockheed Martin Corp.       298,850
                4,850          United Technologies
                                Corp.                      329,315
                                                      ------------
                                                         1,393,765
                                                      ------------
                               AIRLINES: 0.44%
              138,000    @@    Cathay Pacific
                                Airways Ltd.               211,430
               70,000    @     Mesa Air Group, Inc.        644,000
                                                      ------------
                                                           855,430
                                                      ------------
                               APPAREL: 0.64%
                7,400    @     Jones Apparel Group,
                                Inc.                       277,500
                8,600          Nike, Inc.                  461,390
                7,500    @     Reebok Intl. Ltd.           221,250
                6,800          VF Corp.                    266,628
                                                      ------------
                                                         1,226,768
                                                      ------------
                               AUTO MANUFACTURERS: 0.95%
                3,100    @@    Bayerische Motoren
                                Werke AG                   125,625
               42,750          Ford Motor Co.              684,000
                5,250          General Motors Corp.        280,613
                7,200    @@    Honda Motor Co. Ltd.        291,928
               26,000    @@    Nissan Motor Co. Ltd.       180,036
                6,600          Paccar, Inc.                292,974
                                                      ------------
                                                         1,855,176
                                                      ------------
                               AUTO PARTS & EQUIPMENT: 2.01%
               22,000    @     American Axle &
                                Manufacturing
                                Holdings, Inc.             654,280
               15,000    @@    Bridgestone Corp.           206,482
                8,800          Cooper Tire & Rubber
                                Co.                        180,840
               40,000    @     Dura Automotive
                                Systems, Inc.              830,000
               10,250          Goodyear Tire &
                                Rubber Co.                 191,777
               16,500    @     Lear Corp.                  763,125
               53,000    @     Tower Automotive,
                                Inc.                       739,350
                5,150          TRW, Inc.                   293,447
                1,000          Visteon Corp.                14,200
                                                      ------------
                                                         3,873,501
                                                      ------------
                               BANKS: 2.69%
               40,700    @@    Banco Santander
                                Central Hispano SA         322,565
               25,350          Bank of America Corp.     1,783,626
               11,350          Bank One Corp.              436,748
                3,800    @@    BNP Paribas                 209,768
                   30          Charter One
                                Financial, Inc.              1,031
               27,000    @@    Sumitomo Mitsui
                                Banking Corp.              131,773
                3,450   @,@@   UBS AG                      173,136
               10,800          Union Planters Corp.        349,596
               19,500          US BanCorp                  455,325
               13,250          Wachovia Corp.              505,885
               16,400          Wells Fargo & Co.           820,984
                                                      ------------
                                                         5,190,437
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               BEVERAGES: 1.43%
                9,050          Anheuser-Busch Cos.,
                                Inc.                  $    452,500
               26,100          Coca-Cola Co.             1,461,600
               17,750          PepsiCo, Inc.               855,550
                                                      ------------
                                                         2,769,650
                                                      ------------
                               BUILDING MATERIALS: 0.26%
               18,350          Masco Corp.                 497,469
                                                      ------------
                               CHEMICALS: 0.65%
                8,100          Dow Chemical Co.            278,478
                9,000          Du Pont (E.I.) de
                                Nemours & Co.              399,600
                6,400          Praxair, Inc.               364,608
                4,800    @@    Shin-Etsu Chemical
                                Co. Ltd.                   206,232
                                                      ------------
                                                         1,248,918
                                                      ------------
                               COMMERCIAL SERVICES: 0.73%
               45,200    @@    Autostrade
                                Concessioni e
                                Costruzioni
                                Autostrade S.p.A.          373,824
               16,000    @@    Dai Nippon Printing
                                Co. Ltd.                   212,372
                5,250          Deluxe Corp.                204,172
                7,350          Equifax, Inc.               198,450
                7,200    @     Rent-A-Center, Inc.         417,672
                                                      ------------
                                                         1,406,490
                                                      ------------
                               COMPUTERS: 3.13%
               15,600    @     Affiliated Computer
                                Services, Inc.             740,688
                7,050    @     Computer Sciences
                                Corp.                      336,990
               48,000    @     Concurrent Computer
                                Corp.                      223,200
               42,250    @     Dell Computer Corp.       1,104,415
               29,550          Hewlett-Packard Co.         451,524
               14,850          International
                                Business Machines
                                Corp.                    1,069,200
                6,400   @,@@   Logitech Intl. SA           296,936
               18,900    @     Network Appliance,
                                Inc.                       235,116
               26,000          Reynolds & Reynolds
                                Co.                        726,700
               15,500    @     Synopsys, Inc.              849,555
                                                      ------------
                                                         6,034,324
                                                      ------------
                               COSMETICS/PERSONAL CARE: 1.00%
               21,600          Procter & Gamble Co.      1,928,880
                                                      ------------
                               DISTRIBUTION/WHOLESALE: 1.22%
                9,300          Genuine Parts Co.           324,291
               16,500          Hughes Supply, Inc.         740,850
               10,000    @     Scansource, Inc.            614,100
               18,000    @     Tech Data Corp.             681,300
                                                      ------------
                                                         2,360,541
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                4.74%
               13,000    @     Affiliated Managers
                                Group                 $    799,500
               12,550          American Express Co.        455,816
                4,850          Bear Stearns Cos.,
                                Inc.                       296,820
               17,000          Charter Municipal
                                Mortgage Acceptance
                                Co.                        303,960
               52,450          Citigroup, Inc.           2,032,437
                5,550          Countrywide Credit
                                Industries, Inc.           267,787
               18,900          Fannie Mae                1,393,875
               15,800          Freddie Mac                 966,960
               13,400          Household Intl., Inc.       665,980
               37,700          JP Morgan Chase & Co.     1,278,784
               19,300    @@    Man Group PLC               303,085
               11,000          New Century Financial
                                Corp.                      384,670
                                                      ------------
                                                         9,149,674
                                                      ------------
                               ELECTRIC: 1.33%
                2,650          Dominion Resources,
                                Inc.                       175,430
                7,600          Duke Energy Corp.           236,360
               27,400    @     Edison Intl.                465,800
                9,350          Entergy Corp.               396,814
               33,050    @     Mirant Corp.                241,265
               16,850    @     PG&E Corp.                  301,447
                6,900          Pinnacle West Capital
                                Corp.                      272,550
               17,150          Reliant Energy, Inc.        289,835
                7,150          Southern Co.                195,910
                                                      ------------
                                                         2,575,411
                                                      ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.12%
                1,800    @@    Funai Electric Co.
                                Ltd.                       222,250
                                                      ------------
                               ELECTRONICS: 0.44%
                9,200   @,@@   Flextronics Intl.
                                Ltd.                        65,596
               12,150    @     Jabil Circuit, Inc.         256,486
                6,150          Parker Hannifin Corp.       293,909
               39,250    @     Solectron Corp.             241,388
                                                      ------------
                                                           857,379
                                                      ------------
                               ENGINEERING & CONSTRUCTION: 0.23%
                5,750          Fluor Corp.                 223,962
                8,000    @@    Grupo Ferrovial SA          217,732
                                                      ------------
                                                           441,694
                                                      ------------
                               ENTERTAINMENT: 0.96%
               26,000    @     Alliance Gaming Corp.       317,720
               23,000    @     Argosy Gaming Co.           653,200
               24,000    @     GTECH Holdings Corp.        612,960
                4,700    @     International Game
                                Technology                 266,490
                                                      ------------
                                                         1,850,370
                                                      ------------
                               FOOD: 1.35%
               28,700          Archer-Daniels-
                                Midland Co.                367,073
               18,400          Conagra Foods, Inc.         508,760
               35,000    @@    Fresh Del Monte
                                Produce                    875,000
               32,000    @     Smithfield Foods,
                                Inc.                       593,600
               10,300          Supervalu, Inc.             252,659
                                                      ------------
                                                         2,597,092
                                                      ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               FOREST PRODUCTS & PAPER: 0.44%
                5,000          International Paper
                                Co.                   $    217,900
                  900    @     Louisiana-Pacific
                                Corp.                        9,531
                9,400          Plum Creek Timber Co,
                                Inc.                       288,580
                5,600    @@    Svenska Cellulosa AB        198,778
                2,250          Weyerhaeuser Co.            143,663
                                                      ------------
                                                           858,452
                                                      ------------
                               GAS: 0.25%
               28,000          Northwestern Corp.          474,600
                                                      ------------
                               HEALTHCARE -- PRODUCTS: 3.17%
               10,450          Becton Dickinson &
                                Co.                        360,002
               15,000          Cooper Cos., Inc.           706,500
                5,200          CR Bard, Inc.               294,216
               28,000    @     Edwards Lifesciences
                                Corp.                      649,600
               11,600    @     Guidant Corp.               350,668
               31,300          Johnson & Johnson         1,635,738
               22,500    @     Merit Medical
                                Systems, Inc.              462,375
               25,700    @     Respironics, Inc.           875,085
               10,775    @     St. Jude Medical,
                                Inc.                       795,734
                                                      ------------
                                                         6,129,918
                                                      ------------
                               HEALTHCARE -- SERVICES: 1.75%
                7,600    A     Aetna, Inc.                 364,572
                  865    @     Five Star Quality
                                Care, Inc.                   4,835
               30,000    @     Health Net, Inc.            803,100
               72,000    @     Humana, Inc.              1,125,360
                7,650          UnitedHealth Group,
                                Inc.                       700,358
                5,250    @     Wellpoint Health
                                Networks                   408,503
                                                      ------------
                                                         3,406,728
                                                      ------------
                               HOLDING COMPANIES -- DIVERSIFIED:
                                0.10%
               82,000    @@    Keppel Corp. Ltd.           191,275
                                                      ------------
                               HOME BUILDERS: 1.94%
               15,000          Centex Corp.                866,850
               31,000          DR Horton, Inc.             806,930
               23,500          KB Home                   1,210,485
               14,000          Lennar Corp.                856,800
                                                      ------------
                                                         3,741,065
                                                      ------------
                               HOME FURNISHINGS: 0.39%
                7,600    @@    Electrolux AB               153,035
                9,000          Leggett & Platt, Inc.       210,600
                4,000    @@    Sony Corp.                  211,238
                7,400   @,@@   Thomson Multimedia SA       174,704
                                                      ------------
                                                           749,577
                                                      ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.75%
               45,000          American Greetings          749,700
                9,200          Clorox Co.                  380,420
                5,700          Fortune Brands, Inc.        319,200
                                                      ------------
                                                         1,449,320
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               INSURANCE: 1.85%
                  700    @@    Allianz AG             $    141,076
               28,875          Fidelity National
                                Financial, Inc.            912,450
               34,500          First American Corp.        793,500
               21,600          Metlife, Inc.               622,080
               13,300          Old Republic Intl.
                                Corp.                      418,950
                7,350          Progressive Corp.           425,198
                8,250          Safeco Corp.                254,843
                                                      ------------
                                                         3,568,097
                                                      ------------
                               INTERNET: 0.36%
               28,000    @     Overture Services,
                                Inc.                       699,440
                                                      ------------
                               LEISURE TIME: 0.84%
               35,000    @     Bally Total Fitness
                                Holding Corp.              654,850
               27,000    @     Nautilus Group, Inc.        826,200
               20,900    @@    P&O Princess Cruises
                                PLC                        132,241
                                                      ------------
                                                         1,613,291
                                                      ------------
                               LODGING: 0.13%
               22,400    @     La Quinta Corp.             162,400
                2,600          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                        85,514
                                                      ------------
                                                           247,914
                                                      ------------
                               MACHINERY -- DIVERSIFIED: 0.27%
                9,150          Deere & Co.                 438,285
                6,800    @@    Metso OYJ                    87,811
                                                      ------------
                                                           526,096
                                                      ------------
                               MEDIA: 0.51%
               43,300    @@    Eniro AB                    331,367
                4,150          Knight-Ridder, Inc.         261,243
                8,800   @,@@   Modern Times Group AB       116,540
               12,800    @@    Vivendi Universal SA        276,073
                                                      ------------
                                                           985,223
                                                      ------------
                               METAL FABRICATE/HARDWARE: 0.95%
               22,000          Precision Castparts
                                Corp.                      726,000
               25,500          Quanex Corp.              1,114,350
                                                      ------------
                                                         1,840,350
                                                      ------------
                               MISCELLANEOUS MANUFACTURING: 3.07%
                3,950          3M Co.                      485,850
                6,200          Cooper Industries
                                Ltd.                       243,660
              104,700          General Electric Co.      3,041,535
               18,000    @     Griffon Corp.               325,800
               20,000          Harsco Corp.                750,000
               18,000    @@    Konica Corp.                116,381
                5,900    @     SPX Corp.                   693,250
               19,600    @@    Tyco Intl. Ltd.             264,796
                                                      ------------
                                                         5,921,272
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               OFFICE/BUSINESS EQUIPMENT: 0.46%
                6,000    @@    Canon, Inc.            $    226,755
               70,000          IKON Office
                                Solutions, Inc.            658,000
                                                      ------------
                                                           884,755
                                                      ------------
                               OIL & GAS: 3.65%
                9,650          Apache Corp.                554,682
               16,250          ChevronTexaco Corp.       1,438,125
               14,700    @@    ENI-Ente Nazionale
                                Idrocarburi S.p.A.         233,297
               22,000          Frontier Oil Corp.          387,200
               19,950          Marathon Oil Corp.          541,044
               21,350          Occidental Petroleum
                                Corp.                      640,287
               32,350    @@    Royal Dutch Petroleum
                                Co. ADR                  1,787,985
                2,800    @@    TotalFinaElf SA             453,760
               16,000          Valero Energy Corp.         598,720
               20,000          XTO Energy, Inc.            412,000
                                                      ------------
                                                         7,047,100
                                                      ------------
                               OIL & GAS SERVICES: 0.29%
               17,000          Tidewater, Inc.             559,640
                                                      ------------
                               PACKAGING & CONTAINERS: 1.09%
                5,100          Ball Corp.                  211,548
               52,000    @     Owens-Illinois, Inc.        714,480
               49,200    @     Pactiv Corp.              1,170,960
                                                      ------------
                                                         2,096,988
                                                      ------------
                               PHARMACEUTICALS: 4.17%
                4,669    @@    Altana AG                   252,860
               10,200          AmerisourceBergen
                                Corp.                      775,200
                3,500    @@    Aventis SA                  247,546
                6,100   @,@@   Biovail Corp.               176,656
               10,950          Eli Lilly & Co.             617,580
               16,000    @     Express Scripts, Inc.       801,760
               20,900    @@    Galen Holdings PLC          150,213
               13,150    @     King Pharmaceuticals,
                                Inc.                       292,588
               12,000    @     Medicis
                                Pharmaceutical             513,120
               23,950          Merck & Co., Inc.         1,212,828
               63,950          Pfizer, Inc.              2,238,250
                2,000    @@    Sanofi-Synthelabo SA        121,444
                5,079   @,@@   Shire Pharmaceuticals
                                PLC ADR                    131,089
                7,800    @@    Teva Pharmaceutical
                                Industries ADR             520,884
                                                      ------------
                                                         8,052,018
                                                      ------------
                               PIPELINES: 0.18%
               10,000          Equitable Resources,
                                Inc.                       343,000
                                                      ------------
                               REAL ESTATE: 0.04%
                3,900    @@    Brookfield Properties
                                Co.                         78,390
                                                      ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               REITS: 5.44%
                2,300          Alexandria Real
                                Estate Equities,
                                Inc.                  $    113,482
                5,900          AMB Property Corp.          182,900
                4,000          Annaly Mortgage
                                Management, Inc.            77,600
                7,500          Apartment Investment
                                & Management Co.           369,000
               12,232          Archstone-Smith Trust       326,594
                4,900          Associated Estates
                                Realty                      51,940
                2,270          AvalonBay
                                Communities, Inc.          105,419
                3,900          Bedford Property
                                Investors                  105,690
                6,800          Boston Properties,
                                Inc.                       271,660
                4,200          Brandywine Realty
                                Trust                      108,780
                2,100          Capital Automotive
                                REIT                        50,106
                5,600          CBL & Associates
                                Properties, Inc.           226,800
                5,500          Chelsea Property
                                Group, Inc.                183,975
                2,700          Colonial Properties
                                Trust                      105,165
                7,200          Corporate Office
                                Properties Trust SBI
                                MD                         105,048
                5,200          Crown American Realty
                                Trust                       48,880
                5,900          Developers
                                Diversified Realty
                                Corp.                      132,750
               31,669          Equity Office
                                Properties Trust           953,237
                8,900          Equity One, Inc.            124,600
               18,904          Equity Residential          543,490
                1,100          Essex Property Trust,
                                Inc.                        60,170
               13,400          General Growth
                                Properties, Inc.           683,400
                3,900          Glenborough Realty
                                Trust, Inc.                 92,430
                3,500          Health Care Property
                                Investors, Inc.            150,150
                1,200          Healthcare Realty
                                Trust, Inc.                 38,400
                4,200          Heritage Property
                                Investment Trust           112,182
                1,500          Home Properties of
                                NY, Inc.                    56,910
                5,900          Hospitality
                                Properties Trust           215,350
               51,700          Host Marriott Corp.         584,210
               10,600          HRPT Properties Trust        93,810
                4,800          IRT Property Co.             60,480
                5,200          iStar Financial, Inc.       148,200
                6,300          Keystone Property
                                Trust                       99,981
                5,200          Kimco Realty Corp.          174,148
                4,300          LaSalle Hotel
                                Properties                  67,725
                4,400          Liberty Property
                                Trust                      154,000
                6,900          LTC Properties, Inc.         58,650
                3,400          Mack-Cali Realty
                                Corp.                      119,510
                3,200          National Health
                                Investors, Inc.             51,200
                3,500          National Health
                                Realty, Inc.                65,450
                5,600          New Plan Excel Realty
                                Trust                      116,648
                3,600          Pan Pacific Retail
                                Properties, Inc.           123,048

       Shares                                             Value
-------------------------------------------------------------------
                1,800          Pennsylvania Real
                                Estate Investment
                                Trust                 $     48,798
               14,700          Prologis                    382,200
                2,700          PS Business Parks,
                                Inc.                        94,365
               10,700          Public Storage, Inc.        396,970
                7,600          Reckson Associates
                                Realty Corp.               189,240
                8,300          Rouse Co.                   273,900
                7,000          Senior Housing
                                Properties Trust           109,900
               16,800          Simon Property Group,
                                Inc.                       618,912
                5,800          SL Green Realty Corp.       206,770
                2,300          Sun Communities, Inc.        96,025
               12,400          United Dominion
                                Realty Trust, Inc.         195,300
                6,100          Ventas, Inc.                 77,775
                5,300          Vornado Realty Trust        244,860
                1,650          Weingarten Realty
                                Investors                   58,410
                                                      ------------
                                                        10,506,593
                                                      ------------
                               RETAIL: 7.16%
               14,800    @     Autozone, Inc.            1,144,040
               11,050    @     Bed Bath & Beyond,
                                Inc.                       417,027
                9,900    @     Best Buy Co., Inc.          359,370
               23,000          CBRL Group, Inc.            701,960
               13,600          Circuit City Stores,
                                Inc.                       255,000
               10,425          Darden Restaurants,
                                Inc.                       257,497
                8,100          Dillard's, Inc.             212,949
                9,100    @     Group 1 Automotive,
                                Inc.                       347,165
               35,050          Home Depot, Inc.          1,287,386
               25,000    @     Jack in the Box, Inc.       795,000
               14,300          JC Penney Co., Inc.         314,886
                3,050    @     Kohl's Corp.                213,744
               15,750          Lowe's Cos., Inc.           715,050
               20,500          Ltd. Brands                 436,650
               12,400          McDonald's Corp.            352,780
               64,150    @     Office Depot, Inc.        1,077,720
                9,900          RadioShack Corp.            297,594
               30,000    @     Sonic Automotive,
                                Inc.                       772,500
               19,500    @     Staples, Inc.               384,150
                9,000          Target Corp.                342,900
               30,000    @     United Auto Group,
                                Inc.                       627,000
               38,650          Wal-Mart Stores, Inc.     2,126,137
               13,100    @     Yum! Brands, Inc.           383,175
                                                      ------------
                                                        13,821,680
                                                      ------------
                               SAVINGS & LOANS: 2.62%
               22,300          Astoria Financial
                                Corp.                      714,715
               26,500          BankAtlantic
                                BanCorp., Inc.             328,600
               30,000          FirstFed Financial
                                Corp.                      870,000
               42,500          Flagstar BanCorp,
                                Inc.                       981,750
                6,200          Golden West Financial
                                Corp.                      426,436
               75,000          Sovereign BanCorp,
                                Inc.                     1,121,250
               16,000          Webster Financial
                                Corp.                      611,840
                                                      ------------
                                                         5,054,591
                                                      ------------

       Shares                                             Value
-------------------------------------------------------------------
                               SEMICONDUCTORS: 2.73%
               18,700    @     Altera Corp.           $    254,320
               12,650    @     Analog Devices, Inc.        375,705
               34,500    @     Applied Materials,
                                Inc.                       656,190
               40,000    @     ESS Technology              701,600
               58,950          Intel Corp.               1,077,016
               11,150          Linear Technology
                                Corp.                      350,445
                7,500    @     Microchip Technology,
                                Inc.                       205,725
                8,850    @     National
                                Semiconductor Corp.        258,155
                5,650    @     QLogic Corp.                215,265
               25,960   @,@@   Taiwan Semiconductor
                                Manufacturing Co.
                                Ltd. ADR                   337,480
               35,300          Texas Instruments,
                                Inc.                       836,610
                                                      ------------
                                                         5,268,511
                                                      ------------
                               SOFTWARE: 3.63%
                6,350          Automatic Data
                                Processing                 276,542
                4,800   @,@@   Business Objects SA
                                ADR                        134,880
               19,000    @     Certegy, Inc.               705,090
                7,900          First Data Corp.            293,880
               47,000          Inter-Tel, Inc.             804,170
               62,600    @     Microsoft Corp.           3,424,220
               29,000    @     NETIQ Corp.                 656,270
               51,000    @     Oracle Corp.                482,970
               15,100    @     Peoplesoft, Inc.            224,688
                                                      ------------
                                                         7,002,710
                                                      ------------
                               TELECOMMUNICATIONS: 3.14%
                5,550          Alltel Corp.                260,850
               11,400    @     Andrew Corp.                163,362
               54,100   @,@@   BT Group PLC                207,859
               18,300          CenturyTel, Inc.            539,850
               63,600    @     Cisco Systems, Inc.         887,220
               14,000          Commonwealth
                                Telephone
                                Enterprises, Inc.          563,360
                1,500    @     Comverse Technology,
                                Inc.                        13,890
               21,800          Motorola, Inc.              314,356
               17,500    @@    Nokia OYJ ADR               253,400
                   50    @@    NTT DoCoMo, Inc.            123,055
               50,300   @,@@   Royal KPN NV                235,024
                   50          Scientific-Atlanta,
                                Inc.                           823
                5,200    @@    SK Telecom ADR              128,908
               30,800   @,@@   Sonera OYJ                  116,890
               52,150          Verizon
                                Communications, Inc.     2,093,823
              111,689    @@    Vodafone Group PLC          153,258
                                                      ------------
                                                         6,055,928
                                                      ------------
                               TOBACCO: 0.51%
               22,600          Philip Morris Cos.,
                                Inc.                       987,168
                                                      ------------
                               TOYS/GAMES/HOBBIES: 0.71%
               16,700    @     Action Performance
                                Cos., Inc.                 527,720
               14,850          Hasbro, Inc.                201,366
               18,950          Mattel, Inc.                399,466
                9,900   @,@@   Sega Corp.                  237,868
                                                      ------------
                                                         1,366,420
                                                      ------------
                               Total Common Stock
                                 (Cost $147,969,867)   149,863,329
                                                      ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
CORPORATE BONDS: 1.18%
                               AEROSPACE/DEFENSE: 0.08%
     $         40,000          Raytheon Co.,
                                6.150%, due
                                11/01/08            $     41,057
              100,000          United Technologies
                                Corp., 7.125%, due
                                11/15/10                 109,814
                                                    ------------
                                                         150,871
                                                    ------------
                               AUTO MANUFACTURERS: 0.02%
               33,000          DaimlerChrysler NA
                                Holding Corp.,
                                7.200%, due
                                09/01/09                  34,441
                                                    ------------
                               BANKS: 0.09%
               35,000          Bank of America
                                Corp., 7.400%, due
                                01/15/11                  38,332
               20,000          Bank One Corp.,
                                6.500%, due
                                02/01/06                  21,222
               60,000          Mellon Bank NA,
                                7.625%, due
                                09/15/07                  67,757
               35,000          Wachovia Bank NA,
                                7.875%, due
                                02/15/10                  39,147
                                                    ------------
                                                         166,458
                                                    ------------
                               BEVERAGES: 0.07%
               11,000          Anheuser-Busch
                                Cos., Inc. 6.500%,
                                due 02/01/43              10,923
               27,000    #     Coors Brewing Co.,
                                6.375%, due
                                05/15/12                  27,783
               85,000    #     Pepsi Bottling
                                Holdings, Inc.,
                                5.375%, due
                                02/17/04                  87,872
                                                    ------------
                                                         126,578
                                                    ------------
                               COMPUTERS: 0.17%
              310,000          Electronic Data
                                Systems Corp.,
                                6.850%, due
                                10/15/04                 327,836
                                                    ------------
                               COSMETICS/PERSONAL CARE: 0.01%
               22,000          Colgate-Palmolive
                                Co., 5.980%, due
                                04/25/12                  22,578
                                                    ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                0.39%
               75,000          American Express
                                Credit Corp.,
                                4.250%, due
                                02/07/05                  75,930
               32,000          Associates Corp. of
                                North America,
                                6.950%, due
                                11/01/18                  33,093

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        215,000          Boeing Capital
                                Corp., 7.100%, due
                                09/27/05            $    232,636
               50,000          Citigroup, Inc.,
                                7.250%, due
                                10/01/10                  54,425
               34,000          Ford Motor Credit
                                Co., 7.500%, due
                                03/15/05                  35,557
               37,000          Ford Motor Credit
                                Co., 7.375%, due
                                10/28/09                  38,303
               32,000          Ford Motor Credit
                                Co., 7.875%, due
                                06/15/10                  33,454
              110,000          General Electric
                                Capital Corp.,
                                5.000%, due
                                02/15/07                 110,826
               23,000          General Motors
                                Acceptance Corp.,
                                7.625%, due
                                06/15/04                  24,333
               36,000          General Motors
                                Acceptance Corp.,
                                7.750%, due
                                01/19/10                  38,091
                8,000          General Motors
                                Acceptance Corp.,
                                8.000%, due
                                11/01/31                   8,182
               29,000          Goldman Sachs
                                Group, Inc.,
                                6.600%, due
                                01/15/12                  29,540
               15,000          Household Finance
                                Corp., 7.875%, due
                                03/01/07                  15,999
               15,000          Textron Financial
                                Corp., 7.125%, due
                                12/09/04                  15,795
                                                    ------------
                                                         746,164
                                                    ------------
                               ELECTRIC: 0.05%
                9,000          Dominion Resources,
                                Inc., 6.250%, due
                                06/30/12                   8,990
               20,000          Duke Energy Corp.,
                                7.375%, due
                                03/01/10                  21,724
               36,000          Georgia Power Co.,
                                4.875%, due
                                07/15/07                  35,943
               10,000    #     Oncor Electric
                                Delivery Co.,
                                6.375%, due
                                05/01/12                  10,275
                6,000    #     Oncor Electric
                                Delivery Co.,
                                7.000%, due
                                05/01/32                   6,044
               14,000    #     PSEG Power LLC,
                                6.950%, due
                                06/01/12                  14,073
                                                    ------------
                                                          97,049
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               FOOD: 0.05%
     $         24,000          Conagra Foods,
                                Inc., 7.500%, due
                                09/15/05            $     25,997
               28,000          General Mills,
                                Inc., 5.125%, due
                                02/15/07                  27,981
               32,000          Kellogg Co.,
                                7.450%, due
                                04/01/31                  35,170
               30,000          Kraft Foods, Inc.,
                                6.500%, due
                                11/01/31                  29,686
                                                    ------------
                                                         118,834
                                                    ------------
                               INSURANCE: 0.03%
               55,000          Allstate Corp.,
                                7.875%, due
                                05/01/05                  60,618
                                                    ------------
                               MINING: 0.03%
               50,000          Alcoa, Inc.,
                                7.375%, due
                                08/01/10                  55,563
                                                    ------------
                               OIL & GAS: 0.04%
               40,000          Conoco Funding Co.,
                                5.450%, due
                                10/15/06                  40,977
               37,000          Conoco, Inc.,
                                5.900%, due
                                04/15/04                  38,535
                                                    ------------
                                                          79,512
                                                    ------------
                               PHARMACEUTICALS: 0.02%
               29,000          Abbott
                                Laboratories,
                                5.625%, due
                                07/01/06                  30,052
                                                    ------------
                               PIPELINES: 0.06%
              100,000          Duke Energy Field
                                Services LLC,
                                7.875%, due
                                08/16/10                 106,131
               17,000          Tennessee Gas
                                Pipeline Co.,
                                7.000%, due
                                10/15/28                  15,279
                                                    ------------
                                                         121,410
                                                    ------------
                               REGIONAL (STATE/PROVINCE): 0.04%
               37,000    @@    Province of
                                Ontario, 6.000%,
                                due 02/21/06              39,400
               40,000    @@    Province of Quebec,
                                7.500%, due
                                09/15/29                  45,801
                                                    ------------
                                                          85,201
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
ASCENT
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               RETAIL: 0.03%
     $         15,000          May Department
                                Stores Co.,
                                6.900%, due
                                01/15/32            $     14,887
               37,000          Target Corp.,
                                5.875%, due
                                03/01/12                  37,418
                                                    ------------
                                                          52,305
                                                    ------------

                               Total Corporate
                                Bonds (Cost
                                $2,147,858)            2,275,470
                                                    ------------
U.S. TREASURY OBLIGATIONS: 3.09%
                               U.S. TREASURY
                                BONDS: 0.75%
              398,000          5.250%, due
                                02/15/29                 374,406
              155,000          5.375%, due
                                02/15/31                 151,779
              433,000          6.125%, due
                                08/15/29                 459,872
              112,000          6.250%, due
                                05/15/30                 121,323
              266,000          8.125%, due
                                08/15/21                 343,259
                                                    ------------
                                                       1,450,639
                                                    ------------
                               U.S. TREASURY NOTES: 2.34%
               35,000          3.000%, due
                                02/29/04                  35,204
               35,000          3.250%, due
                                12/31/03                  35,397
               48,000          3.375%, due
                                04/30/04                  48,506
              822,000          3.500%, due
                                11/15/06                 807,359
              460,000          4.250%, due
                                05/31/03                 469,775
                8,000          4.375%, due
                                05/15/07                   8,110
              453,000          4.625%, due
                                05/15/06                 466,590
               46,000          4.750%, due
                                02/15/04                  47,586
              494,000          4.875%, due
                                02/15/12                 495,853
              194,000          5.000%, due
                                02/15/11                 197,284
              224,000          5.000%, due
                                08/15/11                 227,111
              785,000          5.625%, due
                                05/15/08                 837,865
              264,000          5.750%, due
                                11/15/05                 281,738
              292,000          5.875%, due
                                11/15/04                 310,341
              164,000          6.000%, due
                                08/15/09                 178,151
               71,000          6.500%, due
                                08/15/05                  77,323
                                                    ------------
                                                       4,524,193
                                                    ------------

                               Total U.S. Treasury
                                Obligations (Cost
                                $5,710,243)            5,974,832
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.38%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 0.25%
     $        304,048          6.000%, due
                                06/01/28            $    306,031
              157,792          7.500%, due
                                12/01/11                 167,396
                                                    ------------
                                                         473,427
                                                    ------------
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 1.38%
              410,000          6.000%, due
                                07/01/29                 408,719
              415,319          6.500%, due
                                11/01/13                 433,096
              484,745          6.500%, due
                                11/01/27                 496,975
              400,000          6.500%, due
                                07/01/29                 407,625
              300,000          7.000%, due
                                11/15/25                 310,594
               92,785          7.500%, due
                                07/01/11                  98,487
              483,270          8.500%, due
                                09/01/26                 520,703
                                                    ------------
                                                       2,676,199
                                                    ------------
                               GOVERNMENT NATIONAL MORTGAGE
                                ASSOCIATION: 0.75%
              336,318          6.500%, due
                                01/15/29                 344,594
              123,103          7.000%, due
                                04/15/26                 128,453
              331,304          7.000%, due
                                01/15/28                 344,921
              406,573          7.000%, due
                                02/15/28                 423,283
              191,634          8.000%, due
                                07/15/24                 205,410
                                                    ------------
                                                       1,446,661
                                                    ------------

                               Total U.S.
                                Government Agency
                                Obligations (Cost
                                $4,460,429)            4,596,287
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.28%
                               CREDIT CARD ABS: 0.28%
              130,000          Chemical Master
                                Credit Card Trust
                                1, 7.090%, due
                                02/15/09                 142,654
              400,000          MBNA Master Credit
                                Card Trust USA,
                                6.400%, due
                                01/18/05                 402,326
                                                    ------------
                                                         544,980
                                                    ------------

                               Total
                                Collateralized
                                Mortgage
                                Obligations (Cost
                                $535,510)                544,980
                                                    ------------
                               Total Long-Term
                                Investments (Cost
                                $160,823,907)        163,254,898
                                                    ------------

      Principal
       Amount                                            Value
------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 16.82%
     $3,500,000         Baxter Intl.,
                         Inc., 1.800%, due
                         07/16/02                    $  3,497,375
      5,700,000         Dakota
                         Certificate,
                         1.780%, due
                         07/10/02                       5,697,464
      8,000,000         Dakota-Citibank,
                         2.050%, due
                         07/01/02                       8,000,000
      7,792,000         Duke Capital
                         Corp., 2.150%,
                         due 07/01/02                   7,792,000
      3,500,000         Federal Farm
                         Credit Bank,
                         1.730%, due
                         10/01/02                       3,500,000
      4,000,000         Wyeth, 1.870%, due
                         07/22/02                       3,995,637
                                                     ------------
                        Total Short-Term
                         Investments (Cost
                         $32,482,476)                  32,482,476
                                                     ------------
                        TOTAL INVESTMENTS
                         IN SECURITIES
                         (COST
                         $193,306,383)*     101.38%  $195,737,374
                        OTHER ASSETS AND
                         LIABILITIES-NET     -1.38%    (2,660,050)
                                            -------  ------------
                        NET ASSETS          100.00%  $193,077,324
                                            =======  ============

@   Non-income producing security
@@  Foreign Issuer
#   Securities with purchases pursuant to
    Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A   Related party
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                  $ 13,395,249
                        Gross Unrealized
                         Depreciation                   (10,964,258)
                                                       ------------
                        Net Unrealized
                         Appreciation                  $  2,430,991
                                                       ============

Information concerning open futures contracts at June 30, 2002 is shown below:

                                   Notional
                        No. of      Market    Expiration   Unrealized
   Long Contracts      Contracts    Value        Date         Gain
---------------------------------------------------------------------
CAC 40 Index Futures       3       $113,561     Sep-02       $  437
DAX Index Futures          4        435,849     Sep-02        2,253

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
COMMON STOCK: 65.43%
                               AEROSPACE/DEFENSE: 0.63%
               10,125    @     Alliant Techsystems,
                                Inc.                 $    645,975
                3,250          Lockheed Martin
                                Corp.                     225,875
                3,600          United Technologies
                                Corp.                     244,440
                                                     ------------
                                                        1,116,290
                                                     ------------
                               AIRLINES: 0.38%
               82,000    @@    Cathay Pacific
                                Airways Ltd.              125,632
               59,125    @     Mesa Air Group, Inc.       543,950
                                                     ------------
                                                          669,582
                                                     ------------
                               APPAREL: 0.52%
                5,550    @     Jones Apparel Group,
                                Inc.                      208,125
                6,450          Nike, Inc.                 346,043
                5,600    @     Reebok Intl. Ltd.          165,200
                5,050          VF Corp.                   198,011
                                                     ------------
                                                          917,379
                                                     ------------
                               AUTO MANUFACTURERS: 0.74%
                1,900    @@    Bayerische Motoren
                                Werke AG                   76,996
               32,100          Ford Motor Co.             513,600
                4,150          General Motors Corp.       221,817
                4,400    @@    Honda Motor Co. Ltd.       178,401
               15,000    @@    Nissan Motor Co.
                                Ltd.                      103,867
                4,875          Paccar, Inc.               216,401
                                                     ------------
                                                        1,311,082
                                                     ------------
                               AUTO PARTS & EQUIPMENT: 1.73%
               18,150    @     American Axle &
                                Manufacturing
                                Holdings, Inc.            539,781
                8,000    @@    Bridgestone Corp.          110,124
                6,650          Cooper Tire & Rubber
                                Co.                       136,657
               33,250    @     Dura Automotive
                                Systems, Inc.             689,937
                7,550          Goodyear Tire &
                                Rubber Co.                141,260
               13,600    @     Lear Corp.                 629,000
               43,725    @     Tower Automotive,
                                Inc.                      609,964
                3,800          TRW, Inc.                  216,524
                                                     ------------
                                                        3,073,247
                                                     ------------
                               BANKS: 2.11%
               22,400    @@    Banco Santander
                                Central Hispano SA        177,530
               19,050          Bank of America
                                Corp.                   1,340,358
                8,500          Bank One Corp.             327,080
                2,200    @@    BNP Paribas                121,444
               16,000    @@    Sumitomo Mitsui
                                Banking Corp.              78,088
                2,050   @,@@   UBS AG                     102,878
                8,100          Union Planters Corp.       262,197
               14,400          US BanCorp.                336,240
                9,750          Wachovia Corp.             372,255
               12,350          Wells Fargo & Co.          618,241
                                                     ------------
                                                        3,736,311
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               BEVERAGES: 1.14%
                6,750          Anheuser-Busch Cos.,
                                Inc.                 $    337,500
               19,300          Coca-Cola Co.            1,080,800
               12,550          PepsiCo, Inc.              604,910
                                                     ------------
                                                        2,023,210
                                                     ------------
                               BUILDING MATERIALS: 0.21%
               13,550          Masco Corp.                367,341
                                                     ------------
                               CHEMICALS: 0.51%
                6,000          Dow Chemical Co.           206,280
                6,700          Du Pont (E.I.) de
                                Nemours & Co.             297,480
                4,800          Praxair, Inc.              273,456
                2,800    @@    Shin-Etsu Chemical
                                Co. Ltd.                  120,302
                                                     ------------
                                                          897,518
                                                     ------------
                               COMMERCIAL SERVICES: 0.56%
               26,400    @@    Autostrade
                                Concessioni e
                                Costruzioni
                                Autostrade S.p.A.         218,340
               10,000    @@    Dai Nippon Printing
                                Co. Ltd.                  132,733
                3,950          Deluxe Corp.               153,615
                5,500          Equifax, Inc.              148,500
                6,000    @     Rent-A-Center, Inc.        348,060
                                                     ------------
                                                        1,001,248
                                                     ------------
                               COMPUTERS: 2.63%
               12,850    @     Affiliated Computer
                                Services, Inc.            610,118
                5,200    @     Computer Sciences
                                Corp.                     248,560
               40,275    @     Concurrent Computer
                                Corp.                     187,279
               31,200    @     Dell Computer Corp.        815,568
               22,250          Hewlett-Packard Co.        339,980
               10,950          International
                                Business Machines
                                Corp.                     788,400
                4,100   @,@@   Logitech Intl. SA          190,225
               14,150    @     Network Appliance,
                                Inc.                      176,026
               21,625          Reynolds & Reynolds
                                Co.                       604,419
               12,825    @     Synopsys, Inc.             702,938
                                                     ------------
                                                        4,663,513
                                                     ------------
                               COSMETICS/PERSONAL CARE: 0.78%
               15,400          Procter & Gamble Co.     1,375,220
                                                     ------------
                               DISTRIBUTION/WHOLESALE: 1.09%
                7,000          Genuine Parts Co.          244,090
               13,675          Hughes Supply, Inc.        614,007
                8,275    @     Scansource, Inc.           508,168
               14,900    @     Tech Data Corp.            563,965
                                                     ------------
                                                        1,930,230
                                                     ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                3.81%
               10,775    @     Affiliated Managers
                                Group                     662,662
                9,450          American Express Co.       343,224
                3,600          Bear Stearns Cos,
                                Inc.                      220,320
               13,850          Charter Municipal
                                Mortgage Acceptance
                                Co.                       247,638
               39,300          Citigroup, Inc.          1,522,875
                4,200          Countrywide Credit
                                Industries, Inc.          202,650

       Shares                                            Value
------------------------------------------------------------------
               13,250          Fannie Mae            $    977,187
               11,400          Freddie Mac                697,680
                8,650          Household Intl.,
                                Inc.                      429,905
               28,250          JP Morgan Chase &
                                Co.                       958,240
               11,300    @@    Man Group PLC              177,454
                8,950          New Century
                                Financial Corp.           312,982
                                                     ------------
                                                        6,752,817
                                                     ------------
                               ELECTRIC: 1.06%
                2,000          Dominion Resources,
                                Inc.                      132,400
                5,750          Duke Energy Corp.          178,825
               21,475    @     Edison Intl.               365,075
                7,000          Entergy Corp.              297,080
               15,950    @     Mirant Corp.               116,435
               12,550    @     PG&E Corp.                 224,520
                5,100          Pinnacle West
                                Capital Corp.             201,450
               12,850          Reliant Energy, Inc.       217,165
                5,350          Southern Co.               146,590
                                                     ------------
                                                        1,879,540
                                                     ------------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.08%
                1,100    @@    Funai Electric Co.
                                Ltd.                      135,819
                                                     ------------
                               ELECTRONICS: 0.36%
                5,500   @,@@   Flextronics Intl.
                                Ltd.                       39,215
                9,100    @     Jabil Circuit, Inc.        192,101
                4,600          Parker Hannifin
                                Corp.                     219,834
               29,450    @     Solectron Corp.            181,118
                                                     ------------
                                                          632,268
                                                     ------------
                               ENGINEERING & CONSTRUCTION: 0.16%
                4,300          Fluor Corp.                167,485
                4,600    @@    Grupo Ferrovial SA         125,196
                                                     ------------
                                                          292,681
                                                     ------------
                               ENTERTAINMENT: 0.86%
               21,775    @     Alliance Gaming
                                Corp.                     266,090
               19,425    @     Argosy Gaming Co.          551,670
               20,100    @     GTECH Holdings Corp.       513,354
                3,500    @     International Game
                                Technology                198,450
                                                     ------------
                                                        1,529,564
                                                     ------------
                               FOOD: 1.17%
               21,500          Archer-Daniels-
                                Midland Co.               274,985
               13,850          Conagra Foods, Inc.        382,952
               29,300    @@    Fresh Del Monte
                                Produce                   732,500
               26,775    @     Smithfield Foods,
                                Inc.                      496,676
                7,750          Supervalu, Inc.            190,108
                                                     ------------
                                                        2,077,221
                                                     ------------
                               FOREST PRODUCTS & PAPER: 0.37%
                3,750          International Paper
                                Co.                       163,425
                  600    @     Louisiana-Pacific
                                Corp.                       6,354
                8,600          Plum Creek Timber
                                Co., Inc.                 264,020
                3,300    @@    Svenska Cellulosa AB       117,137
                1,700          Weyerhaeuser Co.           108,545
                                                     ------------
                                                          659,481
                                                     ------------

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
                               GAS: 0.22%
               23,550          Northwestern Corp.    $    399,173
                                                     ------------
                               HEALTHCARE -- PRODUCTS: 2.76%
                7,900          Becton Dickinson &
                                Co.                       272,155
               12,675          Cooper Cos, Inc.           596,992
                3,900          CR Bard, Inc.              220,662
               23,275    @     Edwards Lifesciences
                                Corp.                     539,980
                8,700    @     Guidant Corp.              263,001
               23,450          Johnson & Johnson        1,225,497
               19,000    @     Merit Medical
                                Systems, Inc.             390,450
               21,625    @     Respironics, Inc.          736,331
                8,725    @     St. Jude Medical,
                                Inc.                      644,341
                                                     ------------
                                                        4,889,409
                                                     ------------
                               HEALTHCARE -- SERVICES: 1.51%
                5,600    A     Aetna, Inc.                268,632
                  829    @     Five Star Quality
                                Care, Inc.                  4,634
               24,425    @     Health Net, Inc.           653,857
               59,150    @     Humana, Inc.               924,514
                5,750          UnitedHealth Group,
                                Inc.                      526,413
                3,950    @     Wellpoint Health
                                Networks                  307,350
                                                     ------------
                                                        2,685,400
                                                     ------------
                               HOLDING COMPANIES -- DIVERSIFIED:
                                0.06%
               48,800    @@    Keppel Corp. Ltd.          113,832
                                                     ------------
                               HOME BUILDERS: 1.75%
               12,375          Centex Corp.               715,151
               25,949          DR Horton, Inc.            675,452
               19,200          KB Home                    988,992
               11,725          Lennar Corp.               717,570
                                                     ------------
                                                        3,097,165
                                                     ------------
                               HOME FURNISHINGS: 0.27%
                4,500    @@    Electrolux AB               90,613
                6,750          Leggett & Platt,
                                Inc.                      157,950
                2,400    @@    Sony Corp.                 126,743
                4,500   @,@@   Thomson Multimedia
                                SA                        106,239
                                                     ------------
                                                          481,545
                                                     ------------
                               HOUSEHOLD PRODUCTS/WARES: 0.66%
               37,675          American Greetings         627,665
                7,550          Clorox Co.                 312,192
                4,250          Fortune Brands, Inc.       238,000
                                                     ------------
                                                        1,177,857
                                                     ------------
                               INSURANCE: 1.58%
                  400    @@    Allianz AG                  80,615
               23,655          Fidelity National
                                Financial, Inc.           747,498
               29,050          First American Corp.       668,150
               15,950          Metlife, Inc.              459,360
               11,175          Old Republic Intl.
                                Corp.                     352,013
                5,400          Progressive Corp.          312,390
                6,150          Safeco Corp.               189,974
                                                     ------------
                                                        2,810,000
                                                     ------------
                               INTERNET: 0.32%
               23,075    @     Overture Services,
                                Inc.                      576,414
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               LEISURE TIME: 0.74%
               29,100    @     Bally Total Fitness
                                Holding Corp.        $    544,461
               22,600    @     Nautilus Group, Inc.       691,560
               12,500    @@    P&O Princess Cruises
                                PLC                        79,091
                                                     ------------
                                                        1,315,112
                                                     ------------
                               LODGING: 0.13%
               20,400    @     La Quinta Corp.            147,900
                2,400          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                       78,936
                                                     ------------
                                                          226,836
                                                     ------------
                               MACHINERY -- DIVERSIFIED: 0.21%
                6,850          Deere & Co.                328,115
                4,000    @@    Metso OYJ                   51,653
                                                     ------------
                                                          379,768
                                                     ------------
                               MEDIA: 0.35%
               25,500    @@    Eniro AB                   195,147
                3,050          Knight-Ridder, Inc.        191,998
                5,300   @,@@   Modern Times Group
                                AB                         70,189
                7,700    @@    Vivendi Universal SA       166,075
                                                     ------------
                                                          623,409
                                                     ------------
                               METAL FABRICATE/HARDWARE: 0.87%
               18,300          Precision Castparts
                                Corp.                     603,900
               21,350          Quanex Corp.               932,995
                                                     ------------
                                                        1,536,895
                                                     ------------
                               MISCELLANEOUS MANUFACTURING: 2.54%
                2,950          3M Co.                     362,850
                4,650          Cooper Industries
                                Ltd.                      182,745
               75,803          General Electric Co.     2,202,077
               15,175    @     Griffon Corp.              274,667
               16,750          Harsco Corp.               628,125
               11,000    @@    Konica Corp.                71,122
                4,950    @     SPX Corp.                  581,625
               14,650    @@    Tyco Intl. Ltd.            197,922
                                                     ------------
                                                        4,501,133
                                                     ------------
                               OFFICE/BUSINESS EQUIPMENT: 0.37%
                3,000    @@    Canon, Inc.                113,378
               58,200          IKON Office
                                Solutions, Inc.           547,080
                                                     ------------
                                                          660,458
                                                     ------------
                               OIL & GAS: 2.93%
                7,220          Apache Corp.               415,005
               11,300          ChevronTexaco Corp.      1,000,050
                8,700    @@    ENI-Ente Nazionale
                                Idrocarburi S.p.A.        138,074
               18,425          Frontier Oil Corp.         324,280
               14,950          Marathon Oil Corp.         405,444
               16,000          Occidental Petroleum
                                Corp.                     479,840
               23,900    @@    Royal Dutch
                                Petroleum Co. ADR       1,320,953
                1,600    @@    TotalFinaElf SA            259,292
               13,425          Valero Energy Corp.        502,364
               16,750          XTO Energy, Inc.           345,050
                                                     ------------
                                                        5,190,352
                                                     ------------
                               OIL & GAS SERVICES: 0.26%
               14,225          Tidewater, Inc.            468,287
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               PACKAGING & CONTAINERS: 0.98%
                3,850          Ball Corp.            $    159,698
               43,075    @     Owens-Illinois, Inc.       591,851
               41,550    @     Pactiv Corp.               988,890
                                                     ------------
                                                        1,740,439
                                                     ------------
                               PHARMACEUTICALS: 3.34%
                2,793    @@    Altana AG                  151,261
                8,550          AmerisourceBergen
                                Corp.                     649,800
                1,900    @@    Aventis SA                 134,382
                3,600   @,@@   Biovail Corp.              104,256
                8,200          Eli Lilly & Co.            462,480
               13,225    @     Express Scripts,
                                Inc.                      662,705
               12,300    @@    Galen Holdings PLC          88,403
                9,801    @     King
                                Pharmaceuticals,
                                Inc.                      218,072
               10,125    @     Medicis
                                Pharmaceutical            432,945
               17,700          Merck & Co., Inc.          896,328
               47,900          Pfizer, Inc.             1,676,500
                1,200    @@    Sanofi-Synthelabo SA        72,867
                2,651   @,@@   Shire
                                Pharmaceuticals PLC
                                ADR                        68,422
                4,600    @@    Teva Pharmaceutical
                                Industries ADR            307,188
                                                     ------------
                                                        5,925,609
                                                     ------------
                               PIPELINES: 0.16%
                8,250          Equitable Resources,
                                Inc.                      282,975
                                                     ------------
                               REAL ESTATE: 0.04%
                3,600    @@    Brookfield
                                Properties Co.             72,360
                                                     ------------
                               REITS: 5.39%
                2,100          Alexandria Real
                                Estate Equities,
                                Inc.                      103,614
                5,400          AMB Property Corp.         167,400
                3,600          Annaly Mortgage
                                Management, Inc.           69,840
                6,800          Apartment Investment
                                & Management Co.          334,560
               11,140          Archstone-Smith
                                Trust                     297,438
                4,500          Associated Estates
                                Realty                     47,700
                2,113          AvalonBay
                                Communities, Inc.          98,128
                3,500          Bedford Property
                                Investors                  94,850
                6,300          Boston Properties,
                                Inc.                      251,685
                3,800          Brandywine Realty
                                Trust                      98,420
                1,900          Capital Automotive
                                REIT                       45,334
                5,100          CBL & Associates
                                Properties, Inc.          206,550
                5,000          Chelsea Property
                                Group, Inc.               167,250
                2,500          Colonial Properties
                                Trust                      97,375
                6,600          Corporate Office
                                Properties Trust
                                SBI MD                     96,294
                4,700          Crown American
                                Realty Trust               44,180
                5,500          Developers
                                Diversified Realty
                                Corp.                     123,750

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                            Value
------------------------------------------------------------------
               28,772          Equity Office
                                Properties Trust     $    866,037
                8,100          Equity One, Inc.           113,400
               18,002          Equity Residential         517,557
                1,000          Essex Property
                                Trust, Inc.                54,700
               11,675          General Growth
                                Properties, Inc.          595,425
                3,600          Glenborough Realty
                                Trust, Inc.                85,320
                3,200          Health Care Property
                                Investors, Inc.           137,280
                1,000          Healthcare Realty
                                Trust, Inc.                32,000
                3,800          Heritage Property
                                Investment Trust          101,498
                1,300          Home Properties of
                                NY, Inc.                   49,322
                5,400          Hospitality
                                Properties Trust          197,100
               45,050          Host Marriott Corp.        509,065
                9,800          HRPT Properties
                                Trust                      86,730
                4,300          IRT Property Co.            54,180
                4,700          iStar Financial,
                                Inc.                      133,950
                5,800          Keystone Property
                                Trust                      92,046
                4,750          Kimco Realty Corp.         159,078
                3,900          LaSalle Hotel
                                Properties                 61,425
                4,000          Liberty Property
                                Trust                     140,000
                6,300          LTC Properties, Inc.        53,550
                3,100          Mack-Cali Realty
                                Corp.                     108,965
                3,000          National Health
                                Investors, Inc.            48,000
                3,200          National Health
                                Realty, Inc.               59,840
                5,100          New Plan Excel
                                Realty Trust              106,233
                3,300          Pan Pacific Retail
                                Properties, Inc.          112,794
                1,700          Pennsylvania Real
                                Estate Investment
                                Trust                      46,087
               13,400          Prologis                   348,400
                2,400          PS Business Parks,
                                Inc.                       83,880
                9,800          Public Storage, Inc.       363,580
                6,900          Reckson Associates
                                Realty Corp.              171,810
                7,600          Rouse Co.                  250,800
                6,400          Senior Housing
                                Properties Trust          100,480
               15,600          Simon Property
                                Group, Inc.               574,704
                5,300          SL Green Realty
                                Corp.                     188,945
                2,200          Sun Communities,
                                Inc.                       91,850
               11,300          United Dominion
                                Realty Trust, Inc.        177,975
                5,500          Ventas, Inc.                70,125
                4,900          Vornado Realty Trust       226,380
                1,500          Weingarten Realty
                                Investors                  53,100
                                                     ------------
                                                        9,567,979
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               RETAIL: 6.04%
               12,050    @     Autozone, Inc.        $    931,465
                8,300    @     Bed Bath & Beyond,
                                Inc.                      313,242
                7,125    @     Best Buy Co, Inc.          258,637
               19,350          CBRL Group, Inc.           590,562
               10,150          Circuit City Stores,
                                Inc.                      190,312
                7,800          Darden Restaurants,
                                Inc.                      192,660
                6,050          Dillard's, Inc.            159,054
                7,650    @     Group 1 Automotive,
                                Inc.                      291,847
               25,900          Home Depot, Inc.           951,307
               20,775    @     Jack in the Box,
                                Inc.                      660,645
               11,200          JC Penney Co., Inc.        246,624
                2,300    @     Kohl's Corp.               161,184
               11,650          Lowe's Cos., Inc.          528,910
               15,550          Ltd. Brands                331,215
                9,450          McDonald's Corp.           268,853
               51,200    @     Office Depot, Inc.         860,160
                7,350          RadioShack Corp.           220,941
               25,100    @     Sonic Automotive,
                                Inc.                      646,325
               14,500    @     Staples, Inc.              285,650
                6,550          Target Corp.               249,555
               24,850    @     United Auto Group,
                                Inc.                      519,365
               28,550          Wal-Mart Stores,
                                Inc.                    1,570,536
                9,700    @     Yum! Brands, Inc.          283,725
                                                     ------------
                                                       10,712,774
                                                     ------------
                               SAVINGS & LOANS: 2.35%
               18,700          Astoria Financial
                                Corp.                     599,335
               21,575          BankAtlantic
                                BanCorp., Inc.            267,530
               24,950          FirstFed Financial
                                Corp.                     723,550
               35,575          Flagstar BanCorp.,
                                Inc.                      821,782
                4,450          Golden West
                                Financial Corp.           306,071
               62,775          Sovereign BanCorp.,
                                Inc.                      938,486
               13,400          Webster Financial
                                Corp.                     512,416
                                                     ------------
                                                        4,169,170
                                                     ------------
                               SEMICONDUCTORS: 2.23%
               14,000    @     Altera Corp.               190,400
                9,350    @     Analog Devices, Inc.       277,695
               25,450    @     Applied Materials,
                                Inc.                      484,059
               33,250    @     ESS Technology             583,205
               44,150          Intel Corp.                806,621
                8,400          Linear Technology
                                Corp.                     264,012
                6,275    @     Microchip
                                Technology, Inc.          172,123
                6,650    @     National
                                Semiconductor Corp.       193,981
                4,200    @     QLogic Corp.               160,020
               15,290   @,@@   Taiwan Semiconductor
                                Manufacturing Co.
                                Ltd. ADR                  198,770
               26,450          Texas Instruments,
                                Inc.                      626,865
                                                     ------------
                                                        3,957,751
                                                     ------------

       Shares                                            Value
------------------------------------------------------------------
                               SOFTWARE: 3.06%
                4,800          Automatic Data
                                Processing           $    209,040
                2,800   @,@@   Business Objects SA
                                ADR                        78,680
               16,050    @     Certegy, Inc.              595,615
                5,900          First Data Corp.           219,480
               39,350          Inter-Tel, Inc.            673,279
               46,900    @     Microsoft Corp.          2,565,430
               24,275    @     NETIQ Corp.                549,343
               38,400    @     Oracle Corp.               363,648
               12,250    @     Peoplesoft, Inc.           182,280
                                                     ------------
                                                        5,436,795
                                                     ------------
                               TELECOMMUNICATIONS: 2.42%
                4,150          Alltel Corp.               195,050
                4,450    @     Andrew Corp.                63,768
               31,900   @,@@   BT Group PLC               122,564
               13,500          CenturyTel, Inc.           398,250
               46,950    @     Cisco Systems, Inc.        654,952
               11,825          Commonwealth
                                Telephone
                                Enterprises, Inc.         475,838
                1,100    @     Comverse Technology,
                                Inc.                       10,186
               16,050          Motorola, Inc.             231,441
               10,300    @@    Nokia OYJ ADR              149,144
                   30    @@    NTT DoCoMo, Inc.            73,833
               30,200   @,@@   Royal KPN NV               141,108
                3,100    @@    SK Telecom ADR              76,849
               18,300   @,@@   Sonera OYJ                  69,451
               38,500          Verizon
                                Communications,
                                Inc.                    1,545,775
               64,631    @@    Vodafone Group PLC          88,686
                                                     ------------
                                                        4,296,895
                                                     ------------
                               TOBACCO: 0.41%
               16,700          Philip Morris Cos.,
                                Inc.                      729,456
                                                     ------------
                               TOYS/GAMES/HOBBIES: 0.58%
               13,975    @     Action Performance
                                Cos., Inc.                441,610
               11,150          Hasbro, Inc.               151,194
               14,250          Mattel, Inc.               300,390
                5,800   @,@@   Sega Corp.                 139,357
                                                     ------------
                                                        1,032,551
                                                     ------------

                               Total Common Stock
                                 (Cost
                                $114,098,096)         116,099,361
                                                     ------------

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
CORPORATE BONDS: 3.76%
                               AEROSPACE/DEFENSE: 0.16%
     $        100,000          Raytheon Co.,
                                6.150%, due
                                11/01/08            $    102,642
              160,000          United Technologies
                                Corp., 7.125%, due
                                11/15/10                 175,702
                                                    ------------
                                                         278,344
                                                    ------------
                               AUTO MANUFACTURERS: 0.05%
               87,000          DaimlerChrysler NA
                                Holding Corp.,
                                7.200%, due
                                09/01/09                  90,800
                                                    ------------
                               BANKS: 0.24%
               90,000          Bank of America
                                Corp., 7.400%, due
                                01/15/11                  98,568
               65,000          Bank One Corp.,
                                6.500%, due
                                02/01/06                  68,972
              120,000          Mellon Bank NA,
                                7.625%, due
                                09/15/07                 135,515
              115,000          Wachovia Bank NA,
                                7.875%, due
                                02/15/10                 128,627
                                                    ------------
                                                         431,682
                                                    ------------
                               BEVERAGES: 0.23%
               29,000          Anheuser-Busch
                                Cos., Inc.,
                                6.500%, due
                                02/01/43                  28,797
               78,000    #     Coors Brewing Co.,
                                6.375%, due
                                05/15/12                  80,262
              290,000    #     Pepsi Bottling
                                Holdings, Inc.,
                                5.375%, due
                                02/17/04                 299,797
                                                    ------------
                                                         408,856
                                                    ------------
                               COMPUTERS: 0.32%
              530,000          Electronic Data
                                Systems Corp.,
                                6.850%, due
                                10/15/04                 560,494
                                                    ------------
                               COSMETICS/PERSONAL CARE: 0.03%
               57,000          Colgate-Palmolive
                                Co., 5.980%, due
                                04/25/12                  58,498
                                                    ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                1.78%
              140,000          American Express
                                Credit Corp.,
                                4.250%, due
                                02/07/05                 141,735
               87,000          Associates Corp. of
                                North America,
                                6.950%, due
                                11/01/18                  89,971
              365,000          Boeing Capital
                                Corp., 7.100%, due
                                09/27/05                 394,939

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        160,000          Citigroup, Inc.,
                                7.250%, due
                                10/01/10            $    174,159
               89,000          Ford Motor Credit
                                Co., 7.500%, due
                                03/15/05                  93,077
               93,000          Ford Motor Credit
                                Co., 7.375%, due
                                10/28/09                  96,274
               86,000          Ford Motor Credit
                                Co., 7.875%, due
                                06/15/10                  89,908
              380,000          General Electric
                                Capital Corp.,
                                5.000%, due
                                02/15/07                 382,855
               61,000          General Motors
                                Acceptance Corp.,
                                7.625%, due
                                06/15/04                  64,536
               93,000          General Motors
                                Acceptance Corp.,
                                7.750%, due
                                01/19/10                  98,403
               21,000          General Motors
                                Acceptance Corp.,
                                8.000%, due
                                11/01/31                  21,478
              100,000          Goldman Sachs
                                Group, Inc.,
                                6.600%, due
                                01/15/12                 101,861
              625,000          Household Finance
                                Corp., 5.875%, due
                                09/25/04                 642,762
               75,000          Household Finance
                                Corp., 7.875%, due
                                03/01/07                  79,993
               40,000          Textron Financial
                                Corp., 7.125%, due
                                12/09/04                  42,120
              625,000          Wells Fargo
                                Financial, Inc.,
                                5.375%, due
                                09/30/03                 644,739
                                                    ------------
                                                       3,158,810
                                                    ------------
                               ELECTRIC: 0.15%
               23,000          Dominion Resources,
                                Inc., 6.250%, due
                                06/30/12                  22,974
               54,000          Duke Energy Corp.,
                                7.375%, due
                                03/01/10                  58,656
               95,000          Georgia Power Co.,
                                4.875%, due
                                07/15/07                  94,851
               26,000    #     Oncor Electric
                                Delivery Co.,
                                6.375%, due
                                05/01/12                  26,714
               17,000    #     Oncor Electric
                                Delivery Co.,
                                7.000%, due
                                05/01/32                  17,126
               37,000    #     PSEG Power LLC,
                                6.950%, due
                                06/01/12                  37,194
                                                    ------------
                                                         257,515
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               FOOD: 0.18%
     $         62,000          Conagra Foods,
                                Inc., 7.500%, due
                                09/15/05            $     67,158
               75,000          General Mills,
                                Inc., 5.125%, due
                                02/15/07                  74,950
               82,000          Kellogg Co.,
                                7.450%, due
                                04/01/31                  90,122
               85,000          Kraft Foods, Inc.,
                                6.500%, due
                                11/01/31                  84,111
                                                    ------------
                                                         316,341
                                                    ------------
                               INSURANCE: 0.07%
              120,000          Allstate Corp.,
                                7.875%, due
                                05/01/05                 132,257
                                                    ------------
                               MINING: 0.05%
               80,000          Alcoa, Inc.,
                                7.375%, due
                                08/01/10                  88,901
                                                    ------------
                               OIL & GAS: 0.11%
              100,000          Conoco Funding Co.,
                                5.450%, due
                                10/15/06                 102,443
               96,000          Conoco, Inc.,
                                5.900%, due
                                04/15/04                  99,982
                                                    ------------
                                                         202,425
                                                    ------------
                               PHARMACEUTICALS: 0.04%
               77,000          Abbott
                                Laboratories,
                                5.625%, due
                                07/01/06                  79,793
                                                    ------------
                               PIPELINES: 0.13%
              175,000          Duke Energy Field
                                Services LLC,
                                7.875%, due
                                08/16/10                 185,730
               45,000          Tennessee Gas
                                Pipeline Co.,
                                7.000%, due
                                10/15/28                  40,444
                                                    ------------
                                                         226,174
                                                    ------------
                               REGIONAL (STATE/PROVINCE): 0.14%
               94,000    @@    Province of
                                Ontario, 6.000%,
                                due 02/21/06             100,097
              130,000    @@    Province of Quebec,
                                7.500%, due
                                09/15/29                 148,854
                                                    ------------
                                                         248,951
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
CROSSROADS
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               RETAIL: 0.08%
     $         39,000          May Department
                                Stores Co.,
                                6.900%, due
                                01/15/32            $     38,707
               97,000          Target Corp.,
                                5.875%, due
                                03/01/12                  98,097
                                                    ------------
                                                         136,804
                                                    ------------
                               Total Corporate
                                Bonds (Cost
                                $6,350,590)            6,676,645
                                                    ------------
U.S. TREASURY OBLIGATIONS: 8.25%
                               U.S. TREASURY BONDS: 2.83%
            1,068,000          5.250%, due
                                02/15/29               1,004,687
              188,000          5.375%, due
                                02/15/31                 184,093
            2,140,000          6.125%, due
                                08/15/29               2,272,806
              199,000          6.250%, due
                                05/15/30                 215,565
              900,000          8.125%, due
                                05/15/21               1,160,420
              140,000          8.750%, due
                                05/15/17                 186,797
                                                    ------------
                                                       5,024,368
                                                    ------------
                               U.S. TREASURY NOTES: 5.42%
              110,000          3.000%, due
                                02/29/04                 110,640
               56,000          3.375%, due
                                04/30/04                  56,591
            1,531,000          3.500%, due
                                11/15/06               1,503,730
            1,000,000          4.250%, due
                                05/31/03               1,021,250
               17,000          4.375%, due
                                05/15/07                  17,234
              910,000          4.625%, due
                                05/15/06                 937,300
              415,000          4.750%, due
                                01/31/03                 422,060
               41,000          4.750%, due
                                02/15/04                  42,414
            1,051,000          4.875%, due
                                02/15/12               1,054,941
              376,000          5.000%, due
                                02/15/11                 382,364
              355,000          5.000%, due
                                08/15/11                 359,931
            1,200,000          5.500%, due
                                03/31/03               1,232,592
              200,000          5.750%, due
                                08/15/10                 213,938
              471,000          5.875%, due
                                11/15/04                 500,584
              900,000          6.000%, due
                                08/15/04                 956,130
              532,000          6.000%, due
                                08/15/09                 577,906
              207,000          6.500%, due
                                08/15/05                 225,436
                                                    ------------
                                                       9,615,041
                                                    ------------
                               Total U.S. Treasury
                                Obligations (Cost
                                $14,185,329)          14,639,409
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.93%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 2.12%
     $      1,245,673          6.000%, due
                                02/01/29            $  1,253,799
            2,160,000          7.000%, due
                                07/14/25               2,236,274
              252,866          7.500%, due
                                12/01/11                 268,256
                                                    ------------
                                                       3,758,329
                                                    ------------
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 2.58%
            1,100,000          6.000%, due
                                07/01/29               1,096,563
              738,345          6.500%, due
                                11/01/13                 769,948
            1,033,687          6.500%, due
                                02/01/28               1,058,768
              600,000          7.000%, due
                                11/15/25                 621,187
              148,050          7.500%, due
                                07/01/11                 157,149
              820,360          8.500%, due
                                09/01/26                 883,904
                                                    ------------
                                                       4,587,519
                                                    ------------
                               GOVERNMENT NATIONAL MORTGAGE
                                ASSOCIATION: 2.23%
              423,641          6.500%, due
                                01/15/29                 434,066
               54,514          7.000%, due
                                12/15/27                  56,818
              343,038          7.000%, due
                                01/15/28                 357,137
            1,802,012          7.000%, due
                                02/15/28               1,876,078
              622,973          7.500%, due
                                12/15/23                 663,068
              300,000          7.500%, due
                                07/15/32                 316,313
              229,961          8.000%, due
                                07/15/24                 246,492
                                                    ------------
                                                       3,949,972
                                                    ------------
                               Total U.S.
                                Government Agency
                                Obligations (Cost
                                $11,993,607)           12,295,820
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.19%
                               CREDIT CARD ABS: 1.19%
              640,000          Chemical Master
                                Credit Card Trust
                                1, 7.090%, due
                                02/15/09                 702,297
            1,400,000          MBNA Master Credit
                                Card Trust USA,
                                6.400%, due
                                01/18/05               1,408,143
                                                    ------------
                                                       2,110,440
                                                    ------------
                               Total
                                Collateralized
                                Mortgage
                                Obligations (Cost
                                $2,067,364)             2,110,440
                                                    ------------
                               Total Long-Term
                                Investments (Cost
                                $148,694,986)         151,821,675
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 17.60%
     $      4,737,000          Ciesco, Inc.,
                                1.970%, due
                                07/01/02            $  4,737,000
            6,000,000          Dakota Certificate,
                                1.780%, due
                                07/10/02               5,997,330
            7,500,000          Dakota-Citibank,
                                2.050%, due
                                07/01/02               7,500,000
            5,500,000          Duke Capital Corp.,
                                2.150%, due
                                07/01/02               5,500,000
            3,500,000          Federal Farm Credit
                                Bank, 1.730%, due
                                10/01/02               3,500,000
            4,000,000          Wyeth, 1.870%, due
                                07/22/02               3,995,637
                                                    ------------
                               Total Short-Term
                                Investments (Cost
                                $31,229,967)          31,229,967
                                                    ------------

                        TOTAL
                         INVESTMENTS
                         IN SECURITIES
                         (COST
                        $179,924,953)*   103.16%  $183,051,642
                        OTHER ASSETS
                         AND
                         LIABILITIES-NET   -3.16%   (5,615,302)
                                        -------   ------------
                        NET ASSETS       100.00%  $177,436,340
                                        =======   ============

@   Non-income producing security
@@  Foreign Issuer
#   Securities with purchases pursuant to Rule
    144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A   Related party
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                  $ 11,454,774
                        Gross Unrealized
                         Depreciation                    (8,328,085)
                                                       ------------
                        Net Unrealized
                         Appreciation                  $  3,126,689
                                                       ============

Information concerning open futures contracts at June 30, 2002 is shown below:

                                     Notional
        Long            No. of        Market      Expiration   Unrealized
      Contracts        Contracts      Value          Date         Gain
-------------------------------------------------------------------------
CAC 40 Index Futures       3         $151,415       Sep-02       $  583
DAX Index Futures          4          326,887       Sep-02        1,690

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

            PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
COMMON STOCK: 47.78%
                               AEROSPACE/DEFENSE: 0.46%
                5,100   @      Alliant Techsystems,
                                Inc.                   $   325,380
                1,850          Lockheed Martin Corp.       128,575
                2,050          United Technologies
                                Corp.                      139,195
                                                       -----------
                                                           593,150
                                                       -----------
                               AIRLINES: 0.22%
               10,000   @@     Cathay Pacific Airways
                                Ltd.                        15,321
               29,825   @      Mesa Air Group, Inc.        274,390
                                                       -----------
                                                           289,711
                                                       -----------
                               APPAREL: 0.40%
                3,150   @      Jones Apparel Group,
                                Inc.                       118,125
                3,650          Nike, Inc.                  195,823
                3,150   @      Reebok Intl. Ltd.            92,925
                2,800          VF Corp.                    109,788
                                                       -----------
                                                           516,661
                                                       -----------
                               AUTO MANUFACTURERS: 0.46%
               17,850          Ford Motor Co.              285,600
                2,150          General Motors Corp.        114,918
                1,300   @@     Honda Motor Co. Ltd.         52,709
                4,000   @@     Nissan Motor Co. Ltd.        27,698
                2,700          Paccar, Inc.                119,853
                                                       -----------
                                                           600,778
                                                       -----------
                               AUTO PARTS & EQUIPMENT: 1.16%
                9,075   @      American Axle &
                                Manufacturing
                                Holdings, Inc.             269,890
                3,750          Cooper Tire & Rubber
                                Co.                         77,062
               16,525   @      Dura Automotive
                                Systems, Inc.              342,894
                4,250          Goodyear Tire & Rubber
                                Co.                         79,517
                6,800   @      Lear Corp.                  314,500
               21,850   @      Tower Automotive, Inc.      304,808
                2,150          TRW, Inc.                   122,507
                                                       -----------
                                                         1,511,178
                                                       -----------
                               BANKS: 1.52%
                8,100   @@     Banco Santander
                                Central Hispano SA          64,196
               10,750          Bank of America Corp.       756,370
                4,550          Bank One Corp.              175,084
                  500   @@     BNP Paribas                  27,601
                5,000   @@     Sumitomo Mitsui
                                Banking Corp.               24,402
                  750   @,@@   UBS AG                       37,638
                4,575          Union Planters Corp.        148,093
                8,050          US BanCorp                  187,968
                5,450          Wachovia Corp.              208,081
                6,950          Wells Fargo & Co.           347,917
                                                       -----------
                                                         1,977,350
                                                       -----------
                               BEVERAGES: 0.84%
                3,750          Anheuser-Busch Cos.,
                                Inc.                       187,500
               10,200          Coca-Cola Co.               571,200
                7,000          PepsiCo, Inc.               337,400
                                                       -----------
                                                         1,096,100
                                                       -----------
                               BUILDING MATERIALS: 0.16%
                7,600          Masco Corp.                 206,036
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               CHEMICALS: 0.36%
                3,350          Dow Chemical Co.        $   115,173
                3,700          Du Pont (E.I.) de
                                Nemours & Co.              164,280
                2,650          Praxair, Inc.               150,971
                1,000   @@     Shin-Etsu Chemical Co.
                                Ltd.                        42,965
                                                       -----------
                                                           473,389
                                                       -----------
                               COMMERCIAL SERVICES: 0.28%
                2,000   @@     Dai Nippon Printing
                                Co. Ltd.                    26,547
                2,150          Deluxe Corp.                 83,613
                3,050          Equifax, Inc.                82,350
                3,000   @      Rent-A-Center, Inc.         174,030
                                                       -----------
                                                           366,540
                                                       -----------
                               COMPUTERS: 1.96%
                6,450   @      Affiliated Computer
                                Services, Inc.             306,246
                2,900   @      Computer Sciences
                                Corp.                      138,620
               20,425   @      Concurrent Computer
                                Corp.                       94,976
               19,100   @      Dell Computer Corp.         499,274
               12,850          Hewlett-Packard Co.         196,348
                6,150          International Business
                                Machines Corp.             442,800
                2,550   @,@@   Logitech Intl. SA           118,310
                7,950   @      Network Appliance,
                                Inc.                        98,898
               10,750          Reynolds & Reynolds
                                Co.                        300,463
                6,400   @      Synopsys, Inc.              350,784
                                                       -----------
                                                         2,546,719
                                                       -----------
                               COSMETICS/PERSONAL CARE: 0.62%
                8,950          Procter & Gamble Co.        799,235
                                                       -----------
                               DISTRIBUTION/WHOLESALE: 0.76%
                3,950          Genuine Parts Co.           137,736
                6,825          Hughes Supply, Inc.         306,442
                4,150   @      Scansource, Inc.            254,852
                7,450   @      Tech Data Corp.             281,983
                                                       -----------
                                                           981,013
                                                       -----------
                               DIVERSIFIED FINANCIAL SERVICES:
                                2.85%
                5,375   @      Affiliated Managers
                                Group                      330,562
                5,450          American Express Co.        197,944
                2,000          Bear Stearns Cos.,
                                Inc.                       122,400
                7,125          Charter Municipal
                                Mortgage Acceptance
                                Co.                        127,395
               22,100          Citigroup, Inc.             856,375
                2,300          Countrywide Credit
                                Industries, Inc.           110,975
                7,450          Fannie Mae                  549,437
                6,400          Freddie Mac                 391,680
                4,950          Household Intl., Inc.       246,015
               15,900          JP Morgan Chase & Co.       539,328
                3,600   @@     Man Group PLC                56,534
                4,600          New Century Financial
                                Corp.                      160,862
                                                       -----------
                                                         3,689,507
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               ELECTRIC: 0.79%
                  900          Dominion Resources,
                                Inc.                   $    59,580
                3,300          Duke Energy Corp.           102,630
               11,650   @      Edison Intl.                198,050
                3,950          Entergy Corp.               167,638
                8,800   @      Mirant Corp.                 64,240
                6,600   @      PG&E Corp.                  118,074
                2,850          Pinnacle West Capital
                                Corp.                      112,575
                7,250          Reliant Energy, Inc.        122,525
                3,000          Southern Co.                 82,200
                                                       -----------
                                                         1,027,512
                                                       -----------
                               ELECTRICAL COMPONENTS & EQUIPMENT:
                                0.03%
                  300   @@     Funai Electric Co.
                                Ltd.                        37,042
                                                       -----------
                               ELECTRONICS: 0.27%
                1,700   @,@@   Flextronics Intl. Ltd.       12,121
                5,050   @      Jabil Circuit, Inc.         106,605
                2,650          Parker Hannifin Corp.       126,644
               16,400   @      Solectron Corp.             100,860
                                                       -----------
                                                           346,230
                                                       -----------
                               ENGINEERING & CONSTRUCTION: 0.07%
                2,350          Fluor Corp.                  91,532
                                                       -----------
                               ENTERTAINMENT: 0.60%
               11,125   @      Alliance Gaming Corp.       135,947
                9,500   @      Argosy Gaming Co.           269,800
               10,275   @      GTECH Holdings Corp.        262,423
                1,950   @      International Game
                                Technology                 110,565
                                                       -----------
                                                           778,735
                                                       -----------
                               FOOD: 0.85%
               12,150          Archer-Daniels-
                                Midland Co.                155,398
                7,950          Conagra Foods, Inc.         219,817
               14,975   @@     Fresh Del Monte
                                Produce                    374,375
               13,700   @      Smithfield Foods, Inc.      254,135
                4,300          Supervalu, Inc.             105,479
                                                       -----------
                                                         1,109,204
                                                       -----------
                               FOREST PRODUCTS & PAPER: 0.29%
                2,050          International Paper
                                Co.                         89,339
                  300          Louisiana-Pacific
                                Corp.                        3,177
                6,100          Plum Creek Timber Co.,
                                Inc.                       187,270
                1,100   @@     Svenska Cellulosa AB         39,046
                  950          Weyerhaeuser Co.             60,658
                                                       -----------
                                                           379,490
                                                       -----------
                               GAS: 0.15%
               11,825          Northwestern Corp.          200,434
                                                       -----------
                               HEALTHCARE -- PRODUCTS: 2.00%
                4,550          Becton Dickinson & Co.      156,747
                6,400          Cooper Cos., Inc.           301,440
                2,150          CR Bard, Inc.               121,647
               11,575   @      Edwards Lifesciences
                                Corp.                      268,540
                4,900   @      Guidant Corp.               148,127
               13,200          Johnson & Johnson           689,832
                9,593   @      Merit Medical Systems,
                                Inc.                       197,136
               10,850   @      Respironics, Inc.           369,443
                4,575   @      St. Jude Medical, Inc.      337,864
                                                       -----------
                                                         2,590,776
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                               HEALTHCARE -- SERVICES: 1.11%
                3,150   A      Aetna, Inc.             $   151,106
                  607   @      Five Star Quality
                                Care, Inc.                   3,393
               12,575   @      Health Net, Inc.            336,633
               30,550   @      Humana, Inc.                477,496
                3,300          UnitedHealth Group,
                                Inc.                       302,115
                2,200   @      Wellpoint Health
                                Networks                   171,182
                                                       -----------
                                                         1,441,925
                                                       -----------
                               HOLDING COMPANIES -- DIVERSIFIED:
                                0.03%
               14,200   @@     Keppel Corp. Ltd.            33,123
                                                       -----------
                               HOME BUILDERS: 1.22%
                6,175          Centex Corp.                356,853
               13,600          DR Horton, Inc.             354,008
                9,750          KB Home                     502,222
                6,000          Lennar Corp.                367,200
                                                       -----------
                                                         1,580,283
                                                       -----------
                               HOME FURNISHINGS: 0.12%
                1,400   @@     Electrolux AB                28,191
                3,650          Leggett & Platt, Inc.        85,410
                2,000   @,@@   Thomson Multimedia SA        47,217
                                                       -----------
                                                           160,818
                                                       -----------
                               HOUSEHOLD PRODUCTS/WARES: 0.48%
               19,275          American Greetings          321,121
                4,200          Clorox Co.                  173,670
                2,350          Fortune Brands, Inc.        131,600
                                                       -----------
                                                           626,391
                                                       -----------
                               INSURANCE: 1.14%
                  200   @@     Allianz AG                   40,307
               12,292          Fidelity National
                                Financial, Inc.            388,427
               14,700          First American Corp.        338,100
                8,950          Metlife, Inc.               257,760
                5,650          Old Republic Intl.
                                Corp.                      177,975
                3,000          Progressive Corp.           173,550
                3,400          Safeco Corp.                105,026
                                                       -----------
                                                         1,481,145
                                                       -----------
                               INTERNET: 0.22%
               11,600   @      Overture Services,
                                Inc.                       289,768
                                                       -----------
                               LEISURE TIME: 0.50%
               14,475   @      Bally Total Fitness
                                Holding Corp.              270,827
               11,550   @      Nautilus Group, Inc.        353,430
                4,300   @@     P&O Princess Cruises
                                PLC                         27,207
                                                       -----------
                                                           651,464
                                                       -----------
                               LODGING: 0.12%
               14,500   @      La Quinta Corp.             105,125
                1,700          Starwood Hotels &
                                Resorts Worldwide,
                                Inc.                        55,913
                                                       -----------
                                                           161,038
                                                       -----------
                               MACHINERY -- DIVERSIFIED: 0.14%
                3,800          Deere & Co.                 182,020
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               MEDIA: 0.13%
                1,700          Knight-Ridder, Inc.     $   107,015
                1,200   @,@@   Modern Times Group AB        15,892
                2,300   @@     Vivendi Universal SA         49,607
                                                       -----------
                                                           172,514
                                                       -----------
                               METAL FABRICATE/HARDWARE: 0.60%
                9,100          Precision Castparts
                                Corp.                      300,300
               10,925          Quanex Corp.                477,423
                                                       -----------
                                                           777,723
                                                       -----------
                               MISCELLANEOUS MANUFACTURING: 1.86%
                1,650          3M Co.                      202,950
                2,600          Cooper Industries Ltd.      102,180
               42,650          General Electric Co.      1,238,982
                7,650   @      Griffon Corp.               138,465
                8,550          Harsco Corp.                320,625
                2,525   @      SPX Corp.                   296,688
                8,250   @@     Tyco Intl. Ltd.             111,458
                                                       -----------
                                                         2,411,348
                                                       -----------
                               OFFICE/BUSINESS EQUIPMENT: 0.21%
               28,925          IKON Office Solutions,
                                Inc.                       271,895
                                                       -----------
                               OIL & GAS: 2.07%
                4,100          Apache Corp.                235,668
                6,400          ChevronTexaco Corp.         566,400
                2,800   @@     ENI-Ente Nazionale
                                Idrocarburi S.p.A.          44,438
                9,425          Frontier Oil Corp.          165,880
                8,400          Marathon Oil Corp.          227,808
                9,000          Occidental Petroleum
                                Corp.                      269,910
               13,400   @@     Royal Dutch Petroleum
                                Co. ADR                    740,618
                6,750          Valero Energy Corp.         252,585
                8,550          XTO Energy, Inc.            176,130
                                                       -----------
                                                         2,679,437
                                                       -----------
                               OIL & GAS SERVICES: 0.18%
                7,275          Tidewater, Inc.             239,493
                                                       -----------
                               PACKAGING & CONTAINERS: 0.69%
                2,150          Ball Corp.                   89,182
               21,425   @      Owens-Illinois, Inc.        294,380
               21,700   @      Pactiv Corp.                516,460
                                                       -----------
                                                           900,022
                                                       -----------
                               PHARMACEUTICALS: 2.31%
                  600   @@     Altana AG                    32,494
                4,375          AmerisourceBergen
                                Corp.                      332,500
                  700   @@     Aventis SA                   49,509
                1,000   @,@@   Biovail Corp.                28,960
                5,100          Eli Lilly & Co.             287,640
                6,600   @      Express Scripts, Inc.       330,726
                2,400   @@     Galen Holdings PLC           17,249
                5,501   @      King Pharmaceuticals,
                                Inc.                       122,397
                5,125   @      Medicis Pharmaceutical      219,145
                9,450          Merck & Co., Inc.           478,548
               27,200          Pfizer, Inc.                952,000
                  400   @@     Sanofi-Synthelabo SA         24,289
                  970   @,@@   Shire Pharmaceuticals
                                PLC ADR                     25,036
                1,400   @@     Teva Pharmaceutical
                                Industries ADR              93,492
                                                       -----------
                                                         2,993,985
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               PIPELINES: 0.11%
                4,150          Equitable Resources,
                                Inc.                   $   142,345
                                                       -----------
                               REAL ESTATE: 0.04%
                2,600   @@     Brookfield Properties
                                Co.                         52,260
                                                       -----------
                               REITS: 5.17%
                1,500          Alexandria Real Estate
                                Equities, Inc.              74,010
                3,800          AMB Property Corp.          117,800
                2,600          Annaly Mortgage
                                Management, Inc.            50,440
                4,800          Apartment Investment &
                                Management Co.             236,160
                7,857          Archstone-Smith Trust       209,782
                3,200          Associated Estates
                                Realty                      33,920
                1,501          AvalonBay Communities,
                                Inc.                        69,706
                2,500          Bedford Property
                                Investors                   67,750
                4,600          Boston Properties,
                                Inc.                       183,770
                2,700          Brandywine Realty
                                Trust                       69,930
                1,300          Capital Automotive
                                REIT                        31,018
                3,600          CBL & Associates
                                Properties, Inc.           145,800
                3,600          Chelsea Property
                                Group, Inc.                120,420
                1,800          Colonial Properties
                                Trust                       70,110
                4,800          Corporate Office
                                Properties Trust SBI
                                MD                          70,032
                3,300          Crown American Realty
                                Trust                       31,020
                4,000          Developers Diversified
                                Realty Corp.                90,000
               20,480          Equity Office
                                Properties Trust           616,448
                5,800          Equity One, Inc.             81,200
               13,304          Equity Residential          382,490
                  700          Essex Property Trust,
                                Inc.                        38,290
                7,000          General Growth
                                Properties, Inc.           357,000
                2,600          Glenborough Realty
                                Trust, Inc.                 61,620
                2,300          Health Care Property
                                Investors, Inc.             98,670
                  700          Healthcare Realty
                                Trust, Inc.                 22,400
                2,700          Heritage Property
                                Investment Trust            72,117
                  900          Home Properties of NY,
                                Inc.                        34,146
                3,800          Hospitality Properties
                                Trust                      138,700
               27,075          Host Marriott Corp.         305,947
                7,100          HRPT Properties Trust        62,835
                3,100          IRT Property Co.             39,060
                3,300          iStar Financial, Inc.        94,050
                4,100          Keystone Property
                                Trust                       65,067
                3,350          Kimco Realty Corp.          112,192
                2,800          LaSalle Hotel
                                Properties                  44,100
                2,900          Liberty Property Trust      101,500
                4,400          LTC Properties, Inc.         37,400
                2,200          Mack-Cali Realty Corp.       77,330
                2,100          National Health
                                Investors, Inc.             33,600

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


       Shares                                             Value
-------------------------------------------------------------------
                2,200          National Health
                                Realty, Inc.           $    41,140
                3,600          New Plan Excel Realty
                                Trust                       74,988
                2,300          Pan Pacific Retail
                                Properties, Inc.            78,614
                1,200          Pennsylvania Real
                                Estate Investment
                                Trust                       32,532
                9,500          Prologis                    247,000
                1,700          PS Business Parks,
                                Inc.                        59,415
                6,900          Public Storage, Inc.        255,990
                5,000          Reckson Associates
                                Realty Corp.               124,500
                5,400          Rouse Co.                   178,200
                4,500          Senior Housing
                                Properties Trust            70,650
               11,300          Simon Property Group,
                                Inc.                       416,292
                3,800          SL Green Realty Corp.       135,470
                1,600          Sun Communities, Inc.        66,800
                8,000          United Dominion Realty
                                Trust, Inc.                126,000
                3,900          Ventas, Inc.                 49,725
                3,400          Vornado Realty Trust        157,080
                1,050          Weingarten Realty
                                Investors                   37,170
                                                       -----------
                                                         6,699,396
                                                       -----------
                               RETAIL: 4.43%
                6,250   @      Autozone, Inc.              483,125
                4,650   @      Bed Bath & Beyond,
                                Inc.                       175,491
                3,975   @      Best Buy Co., Inc.          144,292
                9,700          CBRL Group, Inc.            296,044
                5,600          Circuit City Stores,
                                Inc.                       105,000
                4,275          Darden Restaurants,
                                Inc.                       105,592
                3,400          Dillard's, Inc.              89,386
                3,825   @      Group 1 Automotive,
                                Inc.                       145,924
               14,500          Home Depot, Inc.            532,585
               10,325   @      Jack in the Box, Inc.       328,335
                5,850          JC Penney Co., Inc.         128,817
                1,300   @      Kohl's Corp.                 91,104
                6,500          Lowe's Cos., Inc.           295,100
                8,950          Ltd. Brands                 190,635
                5,150          McDonald's Corp             146,517

       Shares                                             Value
-------------------------------------------------------------------
               26,225   @      Office Depot, Inc.      $   440,580
                4,100          RadioShack Corp.            123,246
               12,850   @      Sonic Automotive, Inc.      330,888
                8,050   @      Staples, Inc.               158,585
                3,650          Target Corp.                139,065
               12,425   @      United Auto Group,
                                Inc.                       259,683
               16,000          Wal-Mart Stores, Inc.       880,160
                4,800   @      Yum! Brands, Inc.           140,400
                                                       -----------
                                                         5,730,554
                                                       -----------
                               SAVINGS & LOANS: 1.64%
                9,400          Astoria Financial
                                Corp.                      301,270
               11,100          BankAtlantic BanCorp,
                                Inc.                       137,640
               12,400          FirstFed Financial
                                Corp.                      359,600
               18,200          Flagstar BanCorp, Inc.      420,420
                2,550          Golden West Financial
                                Corp.                      175,389
               31,450          Sovereign BanCorp,
                                Inc.                       470,178
                6,850          Webster Financial
                                Corp.                      261,944
                                                       -----------
                                                         2,126,441
                                                       -----------
                               SEMICONDUCTORS: 1.64%
                7,900   @      Altera Corp.                107,440
                5,250   @      Analog Devices, Inc.        155,925
               14,250   @      Applied Materials,
                                Inc.                       271,035
               16,525   @      ESS Technology              289,848
               24,850          Intel Corp.                 454,009
                4,700          Linear Technology
                                Corp.                      147,721
                3,200   @      Microchip Technology,
                                Inc.                        87,776
                3,750   @      National Semiconductor
                                Corp.                      109,388
                2,350   @      QLogic Corp.                 89,535
                4,840   @,@@   Taiwan Semiconductor
                                Manufacturing Co.
                                Ltd. ADR                    62,920
               14,900          Texas Instruments,
                                Inc.                       353,130
                                                       -----------
                                                         2,128,727
                                                       -----------

       Shares                                             Value
-------------------------------------------------------------------
                               SOFTWARE: 2.23%
                2,650          Automatic Data
                                Processing             $   115,407
                  900   @,@@   Business Objects SA
                                ADR                         25,290
                8,100   @      Certegy, Inc.               300,591
                3,300          First Data Corp.            122,760
               20,125          Inter-Tel, Inc.             344,339
               25,650   @      Microsoft Corp.           1,403,055
               12,425   @      NETIQ Corp.                 281,178
               21,600   @      Oracle Corp.                204,552
                6,400   @      Peoplesoft, Inc.             95,232
                                                       -----------
                                                         2,892,404
                                                       -----------
                               TELECOMMUNICATIONS: 1.61%
                2,300          Alltel Corp.                108,100
                2,450   @      Andrew Corp.                 35,109
                9,500   @,@@   BT Group PLC                 36,500
                7,550          CenturyTel, Inc.            222,725
               26,350   @      Cisco Systems, Inc.         367,582
                5,975          Commonwealth Telephone
                                Enterprises, Inc.          240,434
                8,900          Motorola, Inc.              128,338
                9,400   @,@@   Royal KPN NV                 43,921
                5,300   @,@@   Sonera OYJ                   20,114
               21,600          Verizon
                                Communications, Inc.       867,240
               17,782   @@     Vodafone Group PLC           24,400
                                                       -----------
                                                         2,094,463
                                                       -----------
                               TOBACCO: 0.31%
                9,350          Philip Morris Cos.,
                                Inc.                       408,408
                                                       -----------
                               TOYS/GAMES/HOBBIES: 0.37%
                7,150   @      Action Performance
                                Cos., Inc                  225,940
                6,300          Hasbro, Inc.                 85,428
                8,000          Mattel, Inc.                168,640
                                                       -----------
                                                           480,008
                                                       -----------

                               Total Common Stock
                                (Cost $60,961,941)      62,017,720
                                                       -----------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
CORPORATE BONDS: 6.29
                               AEROSPACE/DEFENSE: 0.25%
     $        130,000          Raytheon Co.,
                                6.150%, due
                                11/01/08            $    133,435
              170,000          United Technologies
                                Corp., 7.125%, due
                                11/15/10                 186,684
                                                    ------------
                                                         320,119
                                                    ------------
                               AUTO MANUFACTURERS: 0.09%
              114,000          DaimlerChrysler NA
                                Holding Corp.,
                                7.200%, due
                                09/01/09                 118,980
                                                    ------------
                               BANKS: 0.38%
              120,000          Bank of America
                                Corp., 7.400%, due
                                01/15/11                 131,424
               75,000          Bank One Corp.,
                                6.500%, due
                                02/01/06                  79,583
              120,000          Mellon Bank NA,
                                7.625%, due
                                09/15/07                 135,515
              135,000          Wachovia Bank NA,
                                7.875%, due
                                02/15/10                 150,997
                                                    ------------
                                                         497,519
                                                    ------------
                               BEVERAGES: 0.37%
               37,000          Anheuser-Busch
                                Cos., Inc.,
                                6.500%, due
                                02/01/43                  36,741
               98,000    #     Coors Brewing Co.,
                                6.375%, due
                                05/15/12                 100,842
              335,000    #     Pepsi Bottling
                                Holdings, Inc.,
                                5.375%, due
                                02/17/04                 346,317
                                                    ------------
                                                         483,900
                                                    ------------
                               COMPUTERS: 0.45%
              550,000          Electronic Data
                                Systems Corp.,
                                6.850%, due
                                10/15/04                 581,644
                                                    ------------
                               COSMETICS/PERSONAL CARE: 0.06%
               73,000          Colgate-Palmolive
                                Co., 5.980%, due
                                04/25/12                  74,918
                                                    ------------
                               DIVERSIFIED FINANCIAL SERVICES:
                                3.10%
              145,000          American Express
                                Credit Corp.,
                                4.250%, due
                                02/07/05                 146,797
              195,000          Associates Corp. of
                                North America,
                                6.950%, due
                                11/01/18                 201,659
              375,000          Boeing Capital
                                Corp., 7.100%, due
                                09/27/05                 405,760

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        220,000          Citigroup, Inc.,
                                7.250%, due
                                10/01/10            $    239,468
              114,000          Ford Motor Credit
                                Co., 7.500%, due
                                03/15/05                 119,222
              124,000          Ford Motor Credit
                                Co., 7.375%, due
                                10/28/09                 128,365
              112,000          Ford Motor Credit
                                Co., 7.875%, due
                                06/15/10                 117,089
              450,000          General Electric
                                Capital Corp.,
                                5.000%, due
                                02/15/07                 453,380
               79,000          General Motors
                                Acceptance Corp.,
                                7.625%, due
                                06/15/04                  83,580
              120,000          General Motors
                                Acceptance Corp.,
                                7.750%, due
                                01/19/10                 126,972
               27,000          General Motors
                                Acceptance Corp.,
                                8.000%, due
                                11/01/31                  27,614
              113,000          Goldman Sachs
                                Group, Inc.,
                                6.600%, due
                                01/15/12                 115,103
              835,000          Household Finance
                                Corp., 5.875%, due
                                09/25/04                 858,731
               80,000          Household Finance
                                Corp., 7.875%, due
                                03/01/07                  85,326
               53,000          Textron Financial
                                Corp., 7.125%, due
                                12/09/04                  55,809
              835,000          Wells Fargo
                                Financial, Inc.,
                                5.375%, due
                                09/30/03                 861,372
                                                    ------------
                                                       4,026,247
                                                    ------------
                               ELECTRIC: 0.26%
               30,000          Dominion Resources,
                                Inc., 6.250%, due
                                06/30/12                  29,967
               69,000          Duke Energy Corp.,
                                7.375%, due
                                03/01/10                  74,949
              123,000          Georgia Power Co.,
                                4.875%, due
                                07/15/07                 122,807
               35,000    #     Oncor Electric
                                Delivery Co.,
                                6.375%, due
                                05/01/12                  35,961
               22,000    #     Oncor Electric
                                Delivery Co.,
                                7.000%, due
                                05/01/32                  22,163
               49,000    #     PSEG Power LLC,
                                6.950%, due
                                06/01/12                  49,257
                                                    ------------
                                                         335,104
                                                    ------------

      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               FOOD: 0.32%
     $         82,000          Conagra Foods,
                                Inc., 7.500%, due
                                09/15/05            $     88,822
               97,000          General Mills,
                                Inc., 5.125%, due
                                02/15/07                  96,936
              105,000          Kellogg Co.,
                                7.450%, due
                                04/01/31                 115,400
              110,000          Kraft Foods, Inc.,
                                6.500%, due
                                11/01/31                 108,850
                                                    ------------
                                                         410,008
                                                    ------------
                               INSURANCE: 0.10%
              120,000          Allstate Corp.,
                                7.875%, due
                                05/01/05                 132,257
                                                    ------------
                               MINING: 0.07%
               80,000          Alcoa, Inc.,
                                7.375%, due
                                08/01/10                  88,901
                                                    ------------
                               OIL & GAS: 0.21%
              140,000          Conoco Funding Co.,
                                5.450%, due
                                10/15/06                 143,420
              124,000          Conoco, Inc.,
                                5.900%, due
                                04/15/04                 129,144
                                                    ------------
                                                         272,564
                                                    ------------
                               PHARMACEUTICALS: 0.08%
              101,000          Abbott
                                Laboratories,
                                5.625%, due
                                07/01/06                 104,664
                                                    ------------
                               PIPELINES: 0.19%
              180,000          Duke Energy Field
                                Services LLC,
                                7.875%, due
                                08/16/10                 191,037
               58,000          Tennessee Gas
                                Pipeline Co.,
                                7.000%, due
                                10/15/28                  52,128
                                                    ------------
                                                         243,165
                                                    ------------
                               REGIONAL (STATE/PROVINCE): 0.22%
              121,000    @@    Province of
                                Ontario, 6.000%,
                                due 02/21/06             128,849
              140,000    @@    Province of Quebec,
                                7.500%, due
                                09/15/29                 160,304
                                                    ------------
                                                         289,153
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
                               RETAIL: 0.14%
     $         50,000          May Department
                                Stores Co.,
                                6.900%, due
                                01/15/32            $     49,624
              126,000          Target Corp.,
                                5.875%, due
                                03/01/12                 127,425
                                                    ------------
                                                         177,049
                                                    ------------
                               Total Corporate
                                Bonds
                                (Cost $7,774,231)      8,156,192
                                                    ------------
U.S. TREASURY OBLIGATIONS: 15.75%
                               U.S. TREASURY
                                BONDS: 4.49%
              904,000          5.250%, due
                                02/15/29                 850,410
               86,000          5.375%, due
                                02/15/31                  84,213
            3,205,000          6.125%, due
                                08/15/29               3,403,899
              180,000          6.250%, due
                                05/15/30                 194,984
            1,000,000          8.125%, due
                                05/15/21               1,289,355
                                                    ------------
                                                       5,822,861
                                                    ------------
                               U.S. TREASURY NOTES: 11.26%
              125,000          3.000%, due
                                02/29/04                 125,727
               42,000          3.375%, due
                                04/30/04                  42,443
            1,797,000          3.500%, due
                                11/15/06               1,764,992
               21,000          4.375%, due
                                05/15/07                  21,289
            1,525,000          4.625%, due
                                05/15/06               1,570,750
            1,010,000          4.750%, due
                                01/31/03               1,027,182
               38,000          4.750%, due
                                02/15/04                  39,311
            1,134,000          4.875%, due
                                02/15/12               1,138,252
              361,000          5.000%, due
                                02/15/11                 367,110
              155,000          5.000%, due
                                08/15/11                 157,153
              750,000          5.625%, due
                                05/15/08                 800,508
              509,000          5.750%, due
                                08/15/10                 544,471

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        483,000          5.875%, due
                                11/15/04            $    513,338
            4,000,000          6.000%, due
                                08/15/04               4,249,468
            1,035,000          6.000%, due
                                08/15/09               1,124,309
              276,000          6.500%, due
                                08/15/05                 300,581
              743,000          6.500%, due
                                02/15/10                 830,585
                                                    ------------
                                                      14,617,469
                                                    ------------

                               Total U.S. Treasury
                                Obligations (Cost
                                $19,638,608)          20,440,330
                                                    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.99%
                               FEDERAL HOME LOAN MORTGAGE
                                CORPORATION: 2.46%
              851,333          6.000%, due
                                06/01/28                 856,887
            1,970,000          7.000%, due
                                07/14/25               2,039,565
              284,225          7.500%, due
                                12/01/11                 301,524
                                                    ------------
                                                       3,197,976
                                                    ------------
                               FEDERAL NATIONAL MORTGAGE
                                ASSOCIATION: 4.88%
            2,000,000          6.000%, due
                                07/01/29               1,993,750
              738,345          6.500%, due
                                11/01/13                 769,948
              985,245          6.500%, due
                                02/01/28               1,009,151
            1,100,000          6.500%, due
                                07/01/29               1,120,968
              166,809          7.500%, due
                                07/01/11                 177,061
              319,997          7.500%, due
                                11/01/30                 335,996
              856,641          8.500%, due
                                09/01/26                 922,995
                                                    ------------
                                                       6,329,869
                                                    ------------
                               GOVERNMENT NATIONAL MORTGAGE
                                ASSOCIATION: 4.65%
              531,481          6.500%, due
                                01/15/29                 544,559
              270,000          6.500%, due
                                07/15/32                 275,316

      Principal
       Amount                                           Value
-----------------------------------------------------------------
     $        181,073          7.000%, due
                                04/15/27            $    188,726
              495,185          7.000%, due
                                01/15/28                 515,539
            1,542,338          7.000%, due
                                02/15/28               1,605,731
              389,252          7.000%, due
                                07/15/28                 405,251
              370,000          7.000%, due
                                07/15/32                 383,990
            1,418,995          7.500%, due
                                12/15/23               1,510,322
              300,000          7.500%, due
                                07/15/32                 316,313
              268,287          8.000%, due
                                07/15/24                 287,574
                                                    ------------
                                                       6,033,321
                                                    ------------

                               Total U.S.
                                Government Agency
                                Obligations (Cost
                                $15,185,820)          15,561,166
                                                    ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.65%
                               CREDIT CARD ABS: 1.65%
              855,000          Chemical Master
                                Credit Card Trust
                                1, 7.090%, due
                                02/15/09                 938,225
            1,200,000          MBNA Master Credit
                                Card Trust USA,
                                6.400%, due
                                01/18/05               1,206,979
                                                    ------------
                                                       2,145,204
                                                    ------------

                               Total
                                Collateralized
                                Mortgage
                                Obligations (Cost
                                $2,091,833)            2,145,204
                                                    ------------
                               Total Long-Term
                                Investments (Cost
                                $105,652,433)        108,320,612
                                                    ------------

                 See Accompanying Notes to Financial Statements

ING VP
LEGACY
PORTFOLIO

      PORTFOLIO OF INVESTMENTS as of June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------


      Principal
       Amount                                           Value
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS: 22.92%
$     3,440,000         Baxter Intl.,
                         Inc. 1.800%,
                         due 07/16/02               $  3,437,420
      2,523,000         Ciesco, Inc.,
                         1.970%, due
                         07/01/02                      2,523,000
      5,800,000         Dakota
                         Certificate,
                         1.780%, due
                         07/10/02                      5,797,419
      5,500,000         Dakota-
                         Citibank,
                         2.050%, due
                         07/01/02                      5,500,000
      5,000,000         Duke Capital
                         Corp., 2.150%,
                         due 07/01/02                  5,000,000
      3,500,000         Federal Farm
                         Credit Bank,
                         1.730%, due
                         10/01/02                      3,500,000
      4,000,000         Wyeth, 1.870%,
                         due 07/22/02                  3,995,637
                                                    ------------
                        Total Short-Term
                         Investments
                         (Cost
                         $29,753,476)                 29,753,476
                                                    ------------
                        TOTAL
                         INVESTMENTS IN
                         SECURITIES
                         (COST
                         $135,405,909)*    106.38%  $138,074,088
                        OTHER ASSETS AND
                         LIABILITIES-NET    -6.38%    (8,276,977)
                                          -------   ------------
                        NET ASSETS         100.00%  $129,797,111
                                          =======   ============

@   Non-income producing security
@@  Foreign Issuer
#   Securities with purchases pursuant to
    Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A   Related party
ADR American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                        Gross Unrealized
                         Appreciation                  $  7,045,735
                        Gross Unrealized
                         Depreciation                    (4,377,556)
                                                       ------------
                        Net Unrealized
                         Appreciation                  $  2,668,179
                                                       ============

                 See Accompanying Notes to Financial Statements

                  SHAREHOLDER MEETING INFORMATION (Unaudited)
--------------------------------------------------------------------------------


A Special Meeting of the former Aetna Funds was held on February 20, 2002 at 10 State House Square, Hartford, Connecticut 06103-3602.

A brief description of each matter voted upon as well as the results are outlined below:

                                                  SHARES VOTED
                                                   AGAINST OR     SHARES                          TOTAL
                               SHARES VOTED FOR     WITHHELD     ABSTAINED   BROKER NON-VOTE   SHARES VOTED
                               ----------------     --------     ---------   ---------------   ------------
1.  To Approve a new Investment Management Agreement between each Fund and ING Investments, LLC.

   ING VP Index Plus LargeCap
    Portfolio                     53,303,274         876,660     3,529,493             --       57,709,427
   ING VP Index Plus MidCap
    Portfolio                      6,468,202         426,675       900,836             --        7,795,713
   ING VP Index Plus SmallCap
    Portfolio                      2,639,724          20,055       111,474             --        2,771,253
   ING VP Ascent Portfolio         7,720,511          59,818       523,660             --        8,303,989
   ING VP Crossroads Portfolio     7,298,381         171,777       422,413             --        7,892,571
   ING VP Legacy Portfolio         5,892,887         139,916       415,131             --        6,447,934

2.  To Approve new Sub-Advisory Agreements between ING Investments, LLC and Aeltus Investment Management,
    Inc.

   ING VP Index Plus LargeCap
    Portfolio                     51,130,348       1,081,758     5,497,321             --       57,709,427
   ING VP Index Plus MidCap
    Portfolio                      6,355,368         524,608       915,737             --        7,795,713
   ING VP Index Plus SmallCap
    Portfolio                      2,634,582          23,131       113,540             --        2,771,253
   ING VP Ascent Portfolio         7,684,470          88,891       530,628             --        8,303,989
   ING VP Crossroads Portfolio     7,281,096         133,404       478,071             --        7,892,571
   ING VP Legacy Portfolio         5,883,454         155,731       408,749             --        6,447,934

4.  To Approve Amended and Restated Articles of Incorporation or Amended and Restated Declarations of
    Trust, as the case may be.

   ING Variable Portfolios
    (voted on at the
    registrant level)            116,966,581       3,695,157     9,690,696             --      130,352,434
   ING Generation Portfolios
    (voted on at the
    registrant level)             20,767,460         531,127     1,345,908             --       22,644,495

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------


The business and affairs of the Portfolios are managed under the direction of the Portfolios' Board of Directors/ Trustees. Information pertaining to the Directors/Trustees of the Portfolios is set forth below:

                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.        Director             Since 1998       Director, Business and Economic Research
3029 St. Johns Drive                                                 Center, 1999 to present, and Professor
Murfreesboro, Tennessee                                              of Economics and Finance, Middle
Age: 60                                                              Tennessee State University, 1991 to
                                                                     present.

Maria T. Fighetti              Director             Since 1994       Associate Commissioner for Contract
325 Piermont Road                                                    Management, Health Services, New York
Closter, New Jersey                                                  City Department of Mental Health, Mental
Age: 58                                                              Retardation and Alcohol Services, 1996
                                                                     to present.

David L. Grove                 Director             Since 1991       Private Investor; Economic/ Financial
5 The Knoll                                                          Consultant, December 1985 to present.
Armonk, New York
Age: 83

Sidney Koch                    Director             Since 1994       Financial Adviser, self- employed,
455 East 86th Street                                                 January 1993 to present.
New York, New York
Age: 66

Corine T. Norgaard             Director             Since 1991       Dean of the Barney School of Business,
556 Wormwood Hill                                                    University of Hartford (West Hartford,
Mansfield Center, Connecticut                                        CT), August 1996 to present.
Age: 64

Richard G. Scheide             Director             Since 1993       Principal, LoBue Associates Inc.,
11 Lily Street                                                       October 1999 to present; Trust and
Nantucket, Massachusetts                                             Private Banking Consultant, David Ross
Age: 72                                                              Palmer Consultants, July 1991 to
                                                                     present.
INTERESTED DIRECTORS:

J. Scott Fox                   Director             Since 1997       Chief Executive Officer (July 2001 to
10 State House Square                                                present), President (April 2001 to
Hartford, Connecticut                                                present), Director, Chief Operating
Age: 47                                                              Officer (April 1994 to present), Chief
                                                                     Financial Officer (April 1994 to July
                                                                     2001), Managing Director (April 1994 to
                                                                     April 2001), Aeltus Investment
                                                                     Management, Inc.; Executive Vice
                                                                     President (April 2001 to present),
                                                                     Director, Chief Operating Officer
                                                                     (February 1995 to present), Chief
                                                                     Financial Officer, Managing Director
                                                                     (February 1995 to April 2001), Aeltus
                                                                     Capital, Inc.; Senior Vice
                                                                     President -- Operations, Aetna Life
                                                                     Insurance and Annuity Company, March
                                                                     1997 to December 1997.

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
NON-INTERESTED DIRECTORS:
Albert E. DePrince, Jr.            50             --
3029 St. Johns Drive
Murfreesboro, Tennessee
Age: 60
Maria T. Fighetti                  50             --
325 Piermont Road
Closter, New Jersey
Age: 58
David L. Grove                     50             --
5 The Knoll
Armonk, New York
Age: 83
Sidney Koch                        50             --
455 East 86th Street
New York, New York
Age: 66
Corine T. Norgaard                 50             --
556 Wormwood Hill
Mansfield Center, Connecticut
Age: 64
Richard G. Scheide                 50             --
11 Lily Street
Nantucket, Massachusetts
Age: 72
INTERESTED DIRECTORS:
J. Scott Fox                       50             Mr. Fox serves as Director of
10 State House Square                             the Board of IPC Financial
Hartford, Connecticut                             Network, Inc. (January 2001 to
Age: 47                                           present).

--------------------------------------------------------------------------------


                                                    TERM OF OFFICE
                                  POSITION(S)        AND LENGTH OF           PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            HELD WITH FUND       TIME SERVED           DURING THE PAST FIVE YEARS
---------------------            --------------     --------------          --------------------------

INTERESTED DIRECTORS:
John G. Turner                 Director             Since 2001       President, Turner Investment Company
7337 E. Doubletree Ranch Rd.                                         (since January 2002). Mr. Turner was
Scottsdale, AZ 85258                                                 formerly Vice Chairman of ING Americas
Age: 62                                                              (2000 to 2001); Chairman and Chief
                                                                     Executive Officer of ReliaStar Financial
                                                                     Corp. and ReliaStar Life Insurance
                                                                     Company (1993 to 2000); Chairman of
                                                                     ReliaStar United Services Life Insurance
                                                                     Company (1995 to 1998); Chairman of
                                                                     ReliaStar Life Insurance Company of New
                                                                     York (1995 to 2001); Chairman of
                                                                     Northern Life Insurance Company (1992 to
                                                                     2000); Chairman and Director/Trustee of
                                                                     the Northstar affiliated investment
                                                                     companies (1993 to 2001) and Director,
                                                                     Northstar Investment Management
                                                                     Corporation and its affiliates (1993 to
                                                                     1999).

                                  NUMBER OF
                                  PORTFOLIOS
                                   IN FUND
                                   COMPLEX             OTHER DIRECTORSHIPS
                                 OVERSEEN BY                 HELD BY
NAME, ADDRESS AND AGE          DIRECTOR/TRUSTEE          DIRECTOR/TRUSTEE
---------------------          ----------------        -------------------
INTERESTED DIRECTORS:
John G. Turner                     156            Mr. Turner serves as a member
7337 E. Doubletree Ranch Rd.                      of the Board of GCG Trust. Mr.
Scottsdale, AZ 85258                              Turner also serves as a
Age: 62                                           Director of the Hormel Foods
                                                  Corporation (May 2000 to
                                                  present), Shopko Stores, Inc.
                                                  (August 1999 to present), and
                                                  M.A. Mortenson Co. (March 2002
                                                  to present).

                                                        TERM OF OFFICE
                                   POSITION(S)           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             HELD WITH FUND          TIME SERVED              DURING THE PAST FIVE YEARS
---------------------             --------------        --------------             --------------------------
OFFICERS:

James M. Hennessy              President, Chief       March 2002 to         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,     Present (for the      ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief Operating    ING Funds)            Services, LLC, ING Advisors, Inc., ING
Age: 52                        Officer                                      Investments, LLC, Lexington Funds
                                                                            Distributor, Inc., Express America T.C.
                               President, Chief       February 2001 to      Inc. and EAMC Liquidation Corp. (since
                               Executive Officer,     March 2002 (for the   December 2001); Executive Vice President
                               and Chief Operating    Pilgrim Funds)        and Chief Operating Officer of ING
                               Officer                                      Quantitative Management, Inc. (since
                                                                            October 2001) and ING Funds Distributor,
                               Chief Operating        July 2000 to          Inc. (since June 2000). Formerly, Senior
                               Officer                February 2001 (for    Executive Vice President (June 2000 to
                                                      the Pilgrim Funds)    December 2000) of ING Capital
                                                                            Corporation, LLC, ING Funds Services,
                                                                            LLC, ING Investments, LLC, ING Advisors,
                                                                            Inc., Express America T.C. Inc., and
                                                                            EAMC Liquidation Corp.; and Executive
                                                                            Vice President, ING Capital Corporation,
                                                                            LLC and its affiliates (May 1998 to June
                                                                            2000) and Senior Vice President, ING
                                                                            Capital Corporation, LLC and its
                                                                            affiliates (April 1995 to April 1998).

Stanley D. Vyner               Executive Vice         March 2002 to         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President              Present (for the      Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                  ING Funds)            (since July 2000) and Chief Investment
Age: 51                                                                     Officer of the International Portfolios,
                               Executive Vice         July 1996 to March    ING Investments, LLC (since July 1996).
                               President              2002 (for the         Formerly, President and Chief Executive
                                                      international         Officer of ING Investments, LLC (August
                                                      portfolios of the     1996 to August 2000).
                                                      Pilgrim Funds)

--------------------------------------------------------------------------------


                                                        TERM OF OFFICE
                                   POSITION(S)           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             HELD WITH FUND          TIME SERVED              DURING THE PAST FIVE YEARS
---------------------             --------------        --------------             --------------------------
OFFICERS:
Mary Lisanti                   Executive Vice         March 2002 to         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President              Present (for the      Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                  ING Funds)            (since November 1999) and of ING
Age: 45                                                                     Quantitative Management, Inc. (since
                               Executive Vice         May 1998 to March     July 2000); Chief Investment Officer of
                               President              2002 (for the         the Domestic Equity Portfolios, ING
                                                      domestic equity       Investments, LLC (since 1999). Formerly,
                                                      portfolios of the     Executive Vice President and Chief
                                                      Pilgrim Funds)        Investment Officer for the Domestic
                                                                            Equity Portfolios of Northstar
                                                                            Investment Management Corporation, whose
                                                                            name changed to Pilgrim Advisors, Inc.
                                                                            and subsequently became part of ING
                                                                            Investments, LLC (May 1998 to October
                                                                            1999); Portfolio Manager with Strong
                                                                            Capital Management (May 1996 to 1998); a
                                                                            Managing Director and Head of Small- and
                                                                            Mid-Capitalization Equity Strategies at
                                                                            Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice         March 2002 to         Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   President, Assistant   Present (for the      Financial Officer and Treasurer of ING
Scottsdale, AZ 85258           Secretary and          ING Funds)            Funds Services, LLC, ING Funds
Age: 43                        Principal Financial                          Distributor, Inc., ING Advisors, Inc.,
                               Officer                                      ING Investments, LLC., ING Quantitative
                                                                            Management, Inc., Lexington Funds
                               Senior Vice            June 1998 to March    Distributor, Inc, Express America T.C.
                               President and          2002 (for the         Inc. and EAMC Liquidation Corp. (since
                               Principal Financial    Pilgrim Funds)        December 2001). Formerly, Senior Vice
                               Officer                                      President, ING Funds Services, LLC, ING
                                                                            Investments, LLC, and ING Funds
                                                                            Distributor, Inc. (June 1998 to December
                                                                            2001) and Chief Financial Officer of
                                                                            Endeavor Group (April 1997 to June
                                                                            1998).

Ralph G. Norton III            Senior Vice            March 2002 to         Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.   President              Present (for the      Advisors, Inc. and ING Investments, LLC
Scottsdale, AZ 85258                                  ING Funds)            (since October 2001) and Chief
Age: 42                                                                     Investment Officer of the Fixed Income
                               Senior Vice            August 2001 to        Portfolios, ING Investments, LLC (since
                               President              March 2002 (for the   October 2001). Formerly, Senior Market
                                                      fixed income          Strategist, Aeltus Investment
                                                      portfolios of the     Management, Inc. (January 2001 to August
                                                      Pilgrim Funds)        2001) and Chief Investment Officer, ING
                                                                            Investments, LLC (1990 to January 2001).

Robert S. Naka                 Senior Vice            March 2002 to         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and          Present (for the      Secretary of ING Funds Services, LLC,
Scottsdale, AZ 85258           Assistant              ING Funds)            ING Funds Distributor, Inc., ING
Age: 38                                                                     Advisors, Inc., ING Investments, LLC,
                               Senior Vice            November 1999 to      ING Quantitative Management, Inc. (since
                               President and          March 2002 (for the   October 2001) and Lexington Funds
                               Assistant Secretary    Pilgrim Funds)        Distributor, Inc. (since December 2001).
                                                                            Formerly, Vice President, ING
                               Assistant Secretary    July 1994 to          Investments, LLC (April 1997 to October
                                                      November 1999 (for    1999), ING Funds Services, LLC (February
                                                      the Pilgrim Funds)    1997 to August 1999) and Assistant Vice
                                                                            President, ING Funds Services, LLC
                                                                            (August 1995 to February 1997).

Robyn Ichilov                  Vice President and     March 2002 to         Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.   Treasurer              Present (for the      LLC (since October 2001) and ING
Scottsdale, AZ 85258                                  ING Funds)            Investments, LLC (since August 1997);
Age: 34                                                                     Accounting Manager, ING Investments, LLC
                               Vice President and     May 1998 to March     (since November 1995).
                               Treasurer              2002 (for the
                                                      Pilgrim Funds)
                               Vice President         November 1997 to
                                                      May 1998 (for the
                                                      Pilgrim Funds)

--------------------------------------------------------------------------------


                                                        TERM OF OFFICE
                                   POSITION(S)           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE             HELD WITH FUND          TIME SERVED              DURING THE PAST FIVE YEARS
---------------------             --------------        --------------             --------------------------

OFFICERS:
Kimberly A. Anderson           Vice President and     March 2002 to         Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.   Secretary              Present (for the      Management, Inc. (since October 2001);
Scottsdale, AZ 85258                                  ING Funds)            Vice President and Assistant Secretary
Age: 37                                                                     of ING Funds Services, LLC, ING Funds
                                                      February 2001 to      Distributor, Inc, ING Advisors, Inc.,
                                                      March 2002 (for the   ING Investments, LLC (since October
                                                      Pilgrim Funds)        2001) and Lexington Funds Distributor,
                                                                            Inc. (since December 2001). Formerly,
                                                                            Assistant Vice President of ING Funds
                                                                            Services, LLC (November 1999 to January
                                                                            2001) and has held various other
                                                                            positions with ING Funds Services, LLC
                                                                            for more than the last five years.

      INVESTMENT MANAGER

      ING Investments, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      ADMINISTRATOR

      ING Funds Services, LLC
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258

      DISTRIBUTOR

      ING Funds Distributor, Inc.
      7337 E. Doubletree Ranch Road
      Scottsdale, Arizona 85258
      1-800-992-0180

      TRANSFER AGENT

      DST Systems, Inc.
      P.O. Box 419368
      Kansas City, Missouri 64141-6368

      CUSTODIAN

      State Street Bank & Trust
      801 Pennsylvania Avenue
      Kansas City, Missouri 64105

      LEGAL COUNSEL

      Dechert
      1775 Eye Street, N.W.
      Washington, D.C. 20006

      INDEPENDENT AUDITORS

      KPMG LLP
      99 High Street
      Boston, MA 02110-2371

      Contact your investment professional, or call (800) 992-0180 for a current ING Funds prospectus. The prospectuses contain more complete information on all charges, fees, risks and expenses. Please read the prospectus carefully before investing or sending money.

[ING FUNDS LOGO]

                                           VPIPGENSAR063002 -- 081502